UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/19

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2019

Institutional Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
28	Financial Statements
34	Notes to Financial Statements
46	Financial Highlights
47	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/19

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 – 30 days	27 days	59 days	$2.2 billion
Invesco STIC Prime[1]	9 – 19 days	11 days	11 days	541.5 million
Invesco Treasury[2]	21 – 44 days	43 days	113 days	18.5 billion
Invesco Government & Agency[2]	24 – 40 days	40 days	107 days	20.8 billion
Invesco Treasury Obligations[2]	34 – 48 days	45 days	104 days	1.0 billion
Invesco Tax-Free Cash Reserve[3]	7 – 11 days	8 days	8 days	134.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholdrs. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-41.22%(a)

Asset-Backed Securities - Fully Supported-5.80%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$10,000	$9,995,188
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	25,000	24,942,937
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.85%	03/04/2019	25,000	24,993,256
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	25,000	24,765,458
Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)(c)	2.52%	03/18/2019	26,700	26,667,106
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	20,000	19,993,250
				131,357,195

Asset-Backed Securities - Fully Supported Bank-14.66%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.45%	03/06/2019	15,000	14,993,938
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	35,000	34,894,775
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	10,000	9,961,975
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	15,000	15,000,060
Collateralized Commercial Paper FLEX Co., LLC (Multi-CEP’s)(b)	2.97%	08/06/2019	25,000	24,715,346
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.87%	03/01/2019	43,315	43,312,088
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	20,000	19,994,604
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.00%	03/01/2019	50,000	49,996,639
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.78%	03/11/2019	15,000	14,988,885
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.82%	03/18/2019	10,000	9,987,805
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	19,250	19,067,735
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	15,000	14,855,735
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.73%	04/22/2019	10,000	9,962,768
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	50,000	49,976,521
				331,708,874

Consumer Finance-1.77%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	40,000	40,012,826

Diversified Banks-14.79%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	20,000	20,014,658
Banco Santander, S.A.(c)	2.40%	03/06/2019	50,000	49,979,992
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	40,000	40,011,269
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(c)(d)	2.75%	08/07/2019	20,000	20,002,040
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	10,000	10,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,965,306
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	30,000	29,876,262
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	45,000	45,001,996
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	10,000	10,007,241
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.60%	08/23/2019	25,000	25,005,925
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	3.02%	01/03/2020	15,000	15,023,955
Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.86%	07/10/2019	25,000	24,762,858
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	25,000	24,907,337
				334,558,839

Diversified Capital Markets-0.66%

UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	15,000	15,007,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks-1.77%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	$25,000	$25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,018,009
				40,018,009

Specialized Finance-1.77%

Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	40,000	40,000,000
Total Commercial Paper (Cost $932,440,146)				932,663,579

Certificates of Deposit-28.28%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	93,000	93,000,000
Banco Del Estado De Chile(c)	2.70%	05/10/2019	60,000	60,013,935
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	25,000	25,009,438
Bank of Nova Scotia (1 mo. USD LIBOR + 0.11%) (Canada)(c)(d)	2.59%	08/26/2019	20,000	19,997,800
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	30,000	30,020,408
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,003,483
China Construction Bank Corp.(c)	2.72%	03/19/2019	15,000	15,001,908
China Construction Bank Corp.(c)	2.75%	05/13/2019	20,000	20,002,851
China Construction Bank Corp.(c)	2.76%	03/14/2019	25,000	25,002,919
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	20,000	20,000,398
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	83,000	83,000,000
MUFG Bank, Ltd.(c)	2.68%	04/17/2019	12,000	12,001,979
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	20,000	19,742,645
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	20,000	20,019,522
Natixis (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.81%	11/07/2019	35,000	35,005,711
Royal Bank of Canada (3 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.76%	05/20/2019	20,000	20,006,920
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	20,000	20,001,466
Sumitomo Mitsui Trust Bank, Ltd.(c)	2.41%	03/04/2019	30,000	30,000,078
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	15,000	15,003,404
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	25,000	25,006,216
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.30%) (Canada)(c)(d)	2.81%	07/22/2019	30,000	30,006,301
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	12,000	12,003,021
Total Certificates of Deposit (Cost $639,744,311)				639,850,403

Variable Rate Demand Notes-3.53%(e)

Credit Enhanced-3.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	2,120	2,120,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	2,800	2,800,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	5,840	5,840,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.58%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$10,000	$10,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.55%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $79,789,999)				79,789,999

U.S. Dollar Denominated Bonds & Notes-0.89%

Diversified Banks-0.89%

National Australia Bank Ltd.; Sr. Unsec. Notes (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.95%	08/29/2019	20,000	20,017,483
Total U.S. Dollar Denominated Bonds & Notes (Cost $20,019,435)				20,017,483
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.92% (Cost $1,671,993,891)				1,672,321,464

			Repurchase Amount
Repurchase Agreements-26.19%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	9,000,625	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	25,001,736	25,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(h)	2.55%	03/01/2019	15,007,438	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 - 06/25/2046)(i)	3.22%	-	-	61,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(h)	2.60%	03/07/2019	15,007,583	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(h)	2.52%	03/07/2019	23,011,270	23,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $20,009,917 (collateralized by domestic non-agency mortage-backed securities, a foreign non-agency mortage-backed security and a foreign non-agency asset-backed security valued at $22,000,000; 0% - 6.50%; 07/20/2020 - 01/02/2047)(c)(h)	2.55%	03/07/2019	20,009,917	20,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	10,000,694	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	199,019,913	199,005,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(i)	3.11%	-	$-	$25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(i)	2.50%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	50,003,472	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	110,007,914	110,000,000
Total Repurchase Agreements (Cost $592,505,430)				592,505,430
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.11% (Cost $2,264,499,321)				2,264,826,894
OTHER ASSETS LESS LIABILITIES-(0.11)%				(2,387,878)
NET ASSETS-100.00%				$2,262,439,016

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $712,145,115, which represented 31.48% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.7%; Canada: 12.6%; Netherlands: 9.9%; France: 9.2%; Switzerland: 8.5%; China: 7.7%; Australia: 5.9%; other countries less than 5% each: 13.8%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	49.5%
8-30	4.9
31-60	12.2
61-90	8.6
91-180	12.1
181+	12.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-47.89%(a)
Asset-Backed Securities - Fully Supported-6.79%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$15,000	$14,992,781
Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.54%	03/15/2019	10,000	9,989,938
Manahattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	2.63%	03/04/2019	2,000	1,999,467
Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.50%	03/19/2019	10,000	9,986,594
				36,968,780

Asset-Backed Securities - Fully Supported Bank-14.69%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.69%	03/01/2019	15,000	14,998,997
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.58%	04/02/2019	15,000	14,965,873
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	10,000	9,999,328
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.77%	03/04/2019	15,000	14,995,953
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	10,000	9,995,304
Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.64%	03/11/2019	15,000	14,988,794
				79,944,249

Asset-Backed Securities - Multi-Purpose-7.47%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.56%	04/05/2019	15,000	14,962,665
CHARTA, LLC(b)	2.50%-2.62%	03/04/2019	15,700	15,695,806
Regency Markets No. 1 LLC(b)(c)	2.50%	03/15/2019	10,000	9,989,771
				40,648,242

Diversified Banks-15.28%

Banco Santander, S.A.(c)	2.64%	03/08/2019	15,000	14,991,970
China Construction Bank Corp.(b)(c)	2.79%	03/11/2019	15,000	14,988,821
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.53%	04/04/2019	10,000	9,976,035
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.52%	04/29/2019	5,000	4,979,042
Industrial & Commercial Bank of China Ltd.(b)(c)	2.68%	03/26/2019	7,500	7,486,447
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	7,000	6,971,128
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.52%-2.55%	03/11/2019	8,815	8,808,312
Toronto-Dominion Bank (Canada)(b)(c)	2.48%	03/01/2019	15,000	14,999,006
				83,200,761

Insurance Brokers-0.91%

MetLife Short Term Funding LLC(b)	0.00%	04/22/2019	5,000	4,981,531

Specialized Finance-2.75%

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.53%	04/08/2019	15,000	14,959,456
Total Commercial Paper (Cost $260,712,380)				260,703,019

Certificates of Deposit-16.17%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	27,000	27,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	27,000	27,000,000
Norinchukin Bank(c)	2.55%	03/25/2019	15,000	15,001,031
Sumitomo Mitsui Banking Corp.(c)	2.76%	03/07/2019	4,000	4,000,250
Sumitomo Mitsui Trust Bank, Ltd.(c)	2.56%	03/26/2019	15,000	15,001,190
Total Certificates of Deposit (Cost $88,000,116)				88,002,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Variable Rate Demand Notes-8.26%(d)
Credit Enhanced-6.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	2.47%	11/01/2030	$2,645	$2,645,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.50%	04/01/2019	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	2.51%	05/01/2037	3,515	3,515,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.55%	11/01/2049	2,910	2,910,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.60%	11/01/2049	13,000	13,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	2.50%	01/01/2033	5,500	5,500,000
				35,570,000

Other Variable Rate Demand Notes-1.73%

Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD Taxable IDR(b)	2.40%	08/01/2045	9,400	9,400,000
Total Variable Rate Demand Notes (Cost $44,970,000)				44,970,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-72.32% (Cost $393,682,496)				393,675,490

			Repurchase
			Amount

Repurchase Agreements-28.73%(f)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	15,001,042	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	15,001,042	15,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(g)	2.55%	03/01/2019	5,002,479	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(g)	2.52%	03/07/2019	5,002,450	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $10,500,000; 0.13% - 7.00%; 04/25/2032 - 02/25/2059)(c)(h)	2.79%	04/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	26,408,937	26,407,015
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,862,066; 0% - 7.63%; 10/15/2047 - 06/15/2057)(i)	2.60%	-	-	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	$20,001,389	$20,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	25,001,799	25,000,000
Total Repurchase Agreements (Cost $156,407,015)				156,407,015
TOTAL INVESTMENTS IN SECURITIES(j)(k) -101.05% (Cost $550,089,511)				550,082,505
OTHER ASSETS LESS LIABILITIES-(1.05)%				(5,724,081)
NET ASSETS-100.00%				$544,358,424

Investment Abbreviations:

CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $258,621,111, which represented 47.51% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 15.8%; Canada: 15.6%; Netherlands: 12.9%; France: 10.1%; China: 8.3%; Switzerland: 5.5%; other countries less than 5% each: 13.0%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	63.1%
8-30	22.0
31-60	14.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-69.99%

U.S. Treasury Bills-55.65%(a)

U.S. Treasury Bills	2.39%	03/14/2019	$350,000	$349,699,827
U.S. Treasury Bills	2.36%-2.48%	04/04/2019	1,000,000	997,702,640
U.S. Treasury Bills	2.42%	04/11/2019	1,340,000	1,336,322,073
U.S. Treasury Bills	2.41%	04/16/2019	1,000,000	996,933,333
U.S. Treasury Bills	2.42%	04/18/2019	750,000	747,595,000
U.S. Treasury Bills	2.41%	04/23/2019	500,000	498,233,333
U.S. Treasury Bills	2.40%	04/25/2019	750,000	747,261,458
U.S. Treasury Bills	2.21%	04/30/2019	650,000	647,563,222
U.S. Treasury Bills	2.39%	05/02/2019	500,000	497,954,862
U.S. Treasury Bills	2.41%	05/16/2019	750,000	746,199,998
U.S. Treasury Bills	2.41%	05/23/2019	505,000	502,211,487
U.S. Treasury Bills	2.42%	05/30/2019	500,000	496,993,748
U.S. Treasury Bills	2.51%	06/13/2019	300,000	297,850,667
U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957
U.S. Treasury Bills	2.51%	06/27/2019	300,000	297,561,333
U.S. Treasury Bills	2.54%	07/05/2019	250,000	247,808,125
U.S. Treasury Bills	2.50%	07/11/2019	500,000	495,471,667
U.S. Treasury Bills	2.49%	07/18/2019	750,000	742,876,248
U.S. Treasury Bills	2.48%	07/25/2019	300,000	297,019,167
U.S. Treasury Bills	2.48%	08/01/2019	150,000	148,438,125
				11,587,865,270

U.S. Treasury Notes-14.34%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	277,000	276,875,164
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	1,248,000	1,247,998,298
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	510,000	509,992,893
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	451,000	450,982,007
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	500,000	499,880,736
				2,985,729,098
Total U.S. Treasury Securities (Cost $14,573,594,368)				14,573,594,368
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.99% (Cost $14,573,594,368)				14,573,594,368

			Repurchase Amount
Repurchase Agreements-33.28%(c)

Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $250,017,778 (collateralized by U.S. Treasury obligations valued at $255,000,017; 0% - 7.88%; 03/14/2019 - 11/15/2046)	2.56%	03/01/2019	250,017,778	250,000,000
CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations - valued at $255,000,061; 0.13% - 6.25%; 09/30/2020 - 05/15/2048)	2.55%	03/01/2019	250,017,708	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 02/28/2019, maturing value of $600,284,667 (collateralized by U.S. Treasury obligations valued at $612,104,152; 0% - 2.88%; 08/31/2020 - 08/15/2045)(d)	2.44%	03/07/2019	$600,284,667	$600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	428,175,183	428,144,856
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,009; 1.13% - 4.63%; 03/31/2021 - 02/15/2040)	2.40%	03/01/2019	75,005,000	75,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $730,052,317 (collateralized by a U.S. Treasury obligation valued at $744,604,504; 2.50%; 03/31/2023)	2.58%	03/01/2019	730,052,317	730,000,000
Lloyds Bank PLC, term agreement dated 02/28/2019, maturing value of $503,109,583 (collateralized by U.S. Treasury obligations valued at $510,838,213; 1.63% - 2.63%; 8/15/2021 - 2/28/2023)	2.49%	04/30/2019	503,109,584	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(d)	2.46%	03/07/2019	210,104,464	210,004,013
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(d)	2.47%	03/07/2019	1,043,444,653	1,042,943,750
Natixis, agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0% - 3.38%; 08/29/2019 - 05/15/2047)	2.55%	03/01/2019	250,017,708	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $333,115,279 (collateralized by U.S. Treasury obligations valued at $338,356,309; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.57%	03/01/2019	333,115,279	333,091,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $206,452,237 (collateralized by U.S. Treasury obligations valued at $209,066,000; 0%; 08/15/2033 - 08/15/2045)	2.57%	03/01/2019	206,452,237	206,437,500
Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(d)	2.47%	04/23/2019	342,099,500	340,000,000
Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(d)	2.47%	04/24/2019	412,531,750	410,000,000
Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(d)	2.46%	05/07/2019	206,260,750	205,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0% - 3.88%; 03/07/2019 - 02/15/2047)(e)	2.42%	-	-	1,000,000,000
Total Repurchase Agreements (Cost $6,930,621,619)				6,930,621,619
TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $21,504,215,987)				21,504,215,987
OTHER ASSETS LESS LIABILITIES-(3.27)%				(680,247,069)
NET ASSETS-100.00%				$20,823,968,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)	Principal amount equals value at period end. See Note1I.
(d)

The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand. (e) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	29.8%
8-30	1.6
31-60	24.8
61-90	13.5
91-180	16.4
181+	13.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-50.32%

U.S. Treasury Bills-37.73%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$500,000	$498,835,973
U.S. Treasury Bills	2.40%	04/11/2019	745,000	742,973,125
U.S. Treasury Bills	2.41%	04/16/2019	500,000	498,466,667
U.S. Treasury Bills	2.42%	04/18/2019	300,000	299,038,800
U.S. Treasury Bills	2.41%	04/23/2019	600,000	597,880,000
U.S. Treasury Bills	2.40%	04/25/2019	100,000	99,634,861
U.S. Treasury Bills	2.21%	04/30/2019	700,000	697,375,778
U.S. Treasury Bills	2.39%	05/02/2019	150,000	149,386,458
U.S. Treasury Bills	2.41%	05/16/2019	150,000	149,240,000
U.S. Treasury Bills	2.41%	05/23/2019	500,000	497,239,096
U.S. Treasury Bills	2.42%	05/30/2019	300,000	298,196,249
U.S. Treasury Bills	2.51%	06/13/2019	850,000	843,910,222
U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957
U.S. Treasury Bills	2.49%	07/18/2019	650,000	643,826,082
U.S. Treasury Bills	2.48%	07/25/2019	350,000	346,522,361
U.S. Treasury Bills	2.48%	08/01/2019	500,000	494,793,750
U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	716,446,571
U.S. Treasury Bills	2.49%	08/29/2019	300,000	296,297,041
				8,366,231,991

U.S. Treasury Notes-12.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	2.47%	04/30/2019	582,000	582,066,170
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	170,000	169,949,875
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	775,000	775,014,103
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	535,000	534,970,719
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	630,000	629,989,281
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	100,000	100,007,581
				2,791,997,729
Total U.S. Treasury Securities (Cost $11,158,229,720)				11,158,229,720

U.S. Government Sponsored Agency Securities-13.47%

Federal Farm Credit Bank (FFCB)-3.21%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	37,300	37,286,173
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	125,000	124,997,515
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	25,000	24,998,073
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	75,000	74,982,908
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	110,000	109,996,608
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	75,000	75,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	145,000	144,992,996
				712,254,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-7.98%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	09/18/2019	$50,000	$50,005,877
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	116,000	116,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	130,000	130,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.42%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	110,000	110,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	07/17/2019	72,000	72,000,403
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	85,000	85,000,000
Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	26,000	26,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.46%	12/06/2019	79,400	79,421,083
Unsec. Global Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.43%	03/01/2019	165,000	165,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	07/08/2019	150,000	150,002,462
				1,768,429,825

Federal Home Loan Mortgage Corp. (FHLMC)-0.23%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	50,000	50,000,000

Federal National Mortgage Association (FNMA)-0.28%

Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	63,000	63,000,000

Overseas Private Investment Corp. (OPIC)-1.77%

Sec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	11/15/2028	88,636	88,636,364
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	5,000	5,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	20,000	20,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	8,000	8,000,000
Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	03/15/2030	45,000	45,000,000
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	07/15/2025	33,944	33,944,445
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	05/15/2030	9,672	9,672,000
Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	07/09/2026	38,250	38,250,000
				393,502,809
Total U.S. Government Sponsored Agency Securities (Cost $2,987,186,907)				2,987,186,907
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-63.79% (Cost $14,145,416,627)				14,145,416,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-39.47%(d)
Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% - 8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	$75,158,229	$75,000,000
BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	200,421,944	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556(collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	429,531,019	429,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	551,327,711	551,288,661
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,062; 1.13% - 1.38%; 03/31/2021 - 09/30/2021)	2.40%	03/01/2019	75,005,000	75,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $750,053,750 (collateralized by a U.S. Treasury obligation valued at $765,003,669; 2.75%; 07/31/2023)	2.58%	03/01/2019	750,053,750	750,000,000
ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $266,757,539 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $270,300,082; 0% - 4.50%; 01/02/2020 - 02/01/2049)	2.54%	04/15/2019	266,757,539	265,000,000
ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,111 (collateralized by U.S. government sponsored agency obligations and a U.S. Treasury obligation valued at $102,000,044; 0.13% - 3.75%; 03/27/2019 - 07/15/2026)	2.56%	03/01/2019	100,007,111	100,000,000
ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $200,013,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,018; 0% - 6.63%; 08/15/2019 - 02/01/2057)	2.41%	03/01/2019	200,013,389	200,000,000
ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	457,958,258	455,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	125,058,333	125,000,000
ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	200,093,722	200,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	210,101,782	210,001,331
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	1,034,984,041	1,034,487,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $543,917,577 (collateralized by U.S. Treasury obligations valued at $551,739,600; 0% - 2.75%; 09/15/2021 - 05/15/2045)	2.57%	03/01/2019	$543,917,577	$543,878,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $86,193,653 (collateralized by U.S. Treasury obligations valued at $87,449,000; 0%; 08/15/2033 - 05/15/2045)	2.57%	03/01/2019	86,193,653	86,187,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(e)	2.43%	04/30/2019	590,000,000	590,000,000
Royal Bank of Canada, agreement dated 02/28/2019, maturing value of $700,049,583 (collateralized by U.S. Treasury obligations valued at $714,000,098; 2.50% - 2.75%; 03/31/2023 - 08/31/2023)	2.55%	03/01/2019	700,049,583	700,000,000
Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(e)	2.47%	04/23/2019	140,864,500	140,000,000
Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	332,037,750	330,000,000
Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	201,230,000	200,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	320,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by a U.S. Treasury obligation valued at $255,447,310; 1.25%; 10/31/2021)	2.58%	03/01/2019	250,017,917	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2019, maturing value of $765,054,613 (collateralized by U.S. Treasury obligations valued at $780,300,000; 0% - 8.13%; 03/15/2019 - 02/15/2048)	2.57%	03/01/2019	765,054,613	765,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	55,003,957	55,000,000
Total Repurchase Agreements (Cost $8,750,343,742)				8,750,343,742
TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $22,895,760,369)				22,895,760,369
OTHER ASSETS LESS LIABILITIES-(3.26)%				(723,185,084)
NET ASSETS-100.00%				$22,172,575,285

Investment Abbreviations:

Gtd.      -Guaranteed

LIBOR  -London Interbank Offered Rate

Sec.      -Secured

SOFR   -Secured Overnight Financing Rate

Sr.        -Senior

Unsec. -Unsecured

USD     -U.S. Dollar

VRD     -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Invesco Government & Agency Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	38.6%
8-30	0.0
31-60	14.2
61-90	11.5
91-180	20.3
181+	15.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-109.46%
U.S. Treasury Bills-90.06%(a)
U.S. Treasury Bills	2.46%	03/01/2019	$38,100	$38,100,000
U.S. Treasury Bills	2.39%	03/05/2019	91,882	91,857,625
U.S. Treasury Bills	2.39%	03/12/2019	75,000	74,945,229
U.S. Treasury Bills	2.37%-2.39%	03/14/2019	40,935	40,899,899
U.S. Treasury Bills	2.39%	03/21/2019	50,000	49,933,735
U.S. Treasury Bills	2.38%-2.39%	03/26/2019	30,000	29,950,312
U.S. Treasury Bills	2.43%	03/28/2019	25,000	24,954,719
U.S. Treasury Bills	2.45%	04/02/2019	50,000	49,906,278
U.S. Treasury Bills	2.40%-2.42%	04/11/2019	61,200	61,032,074
U.S. Treasury Bills	2.41%	04/16/2019	65,000	64,800,667
U.S. Treasury Bills	2.42%	04/18/2019	60,000	59,807,600
U.S. Treasury Bills	2.41%	04/23/2019	20,000	19,929,333
U.S. Treasury Bills	2.40%	04/25/2019	20,000	19,926,972
U.S. Treasury Bills	2.21%	04/30/2019	50,000	49,812,556
U.S. Treasury Bills	2.41%	05/16/2019	60,000	59,696,000
U.S. Treasury Bills	2.41%	05/23/2019	30,000	29,834,346
U.S. Treasury Bills	2.42%	05/30/2019	20,000	19,879,750
U.S. Treasury Bills	2.51%	06/13/2019	25,000	24,820,889
U.S. Treasury Bills	2.52%	06/20/2019	25,000	24,808,448
U.S. Treasury Bills	2.51%	06/27/2019	50,000	49,593,556
U.S. Treasury Bills	2.49%	07/18/2019	35,000	34,667,558
U.S. Treasury Bills	2.47%-2.48%	07/25/2019	18,800	18,613,340
U.S. Treasury Bills	2.48%	08/01/2019	10,000	9,895,875
U.S. Treasury Bills	2.49%	08/22/2019	13,000	12,845,744
U.S. Treasury Bills	2.49%	08/29/2019	10,000	9,876,568
				970,389,073

U.S. Treasury Notes-19.40%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.47%	04/30/2019	93,000	93,006,657
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.43%	04/30/2020	35,000	35,000,801
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.44%	07/31/2020	29,000	28,999,195
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.44%	10/31/2020	35,000	34,998,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.51%	01/31/2021	17,000	16,989,578
				208,994,342
TOTAL INVESTMENTS IN SECURITIES-109.46% (Cost $1,179,383,415)				1,179,383,415
OTHER ASSETS LESS LIABILITIES-(9.46)%				(101,926,860)
NET ASSETS-100.00%				$1,077,456,555

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	11.0%
8-30	18.7
31-60	23.4
61-90	19.7
91-180	16.5
181+	10.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-100.27%

Alabama-3.22%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$7,405	$7,405,000

Arizona-2.15%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	600	600,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	1,745	1,745,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	2,595	2,595,000
				4,940,000

California-2.42%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street B&T Co.)(b)(c)	1.50%	03/12/2019	2,870	2,870,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	03/12/2019	2,700	2,700,000
				5,570,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	823	823,000

Delaware-1.51%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	450	450,000
				3,465,000

District of Columbia-1.87%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	270	270,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	4,040	4,040,000
				4,310,000

Florida-8.18%

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank,Ltd.)(a)(b)(c)	1.45%	10/01/2050	6,920	6,920,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	2,080	2,080,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	1,965	1,965,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	3,945	3,945,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,000	3,000,000
				18,820,000

Georgia-8.86%

Atlanta (City of), Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	$3,690	$3,690,000
Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,875	2,875,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000
Houston (City of); Series 2018 E-2, Commercial Paper Notes	1.81%	03/05/2019	3,000	3,000,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,700	3,700,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	800	800,000
				20,385,000

Illinois-2.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000
				5,735,000

Indiana-7.19%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	4,575	4,575,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	6,885	6,885,000
Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	3,082	3,081,500
Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,000	2,000,000
				16,541,500

Louisiana-1.05%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	1,490	1,490,000
St. James (Parish of) (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000
				2,420,000

Maryland-3.00%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	2,700	2,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-Td Bank N.A.)(b)(c)	1.55%	07/01/2041	1,900	1,900,000
Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	2,000	2,000,000
				6,900,000

Massachusetts-0.66%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000

Michigan-2.58%

Kent (County of), Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	385	385,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan-(continued)

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,300	$1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	4,240	4,240,000
				5,925,000

Minnesota-4.77%

Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	6,130	6,130,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (LOC-Freddie Mac)(b)(c)	1.75%	10/01/2033	1,805	1,805,000
				10,970,000

Mississippi-2.43%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	585	585,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	5,000	5,000,000
				5,585,000

Missouri-4.70%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	1,160	1,160,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.45%	02/01/2031	2,376	2,376,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	6,500	6,500,000
				10,816,000

New York-9.79%

New York (City of); Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,900	3,900,000
Subseries 2010 G-4, VRD Unlimited Tax GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000
New York (City of) Municipal Water Finance Authority; Subseries 2012 A-1, VRD Water & Sewer System RB(b)	1.55%	06/15/2044	5,885	5,885,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(b)(c)	1.50%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,000	2,000,000
				22,520,000

North Carolina-2.28%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	500	500,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	05/01/2036	$2,200	$2,200,000
				5,250,000

Ohio-3.09%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	6,900	6,900,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000
				7,100,000

Pennsylvania-2.75%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	2,515	2,515,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	07/01/2027	1,010	1,010,000
				6,320,000

Texas-11.17%

Aledo Independent School District; Series 2006A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	8,410	8,410,000
Harris (County of); Series 2019 C, GO Commercial Paper Notes	1.52%	03/07/2019	1,150	1,150,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	635	635,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,532	2,532,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	2,600	2,600,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,750	3,750,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	5,525	5,525,000
				25,702,000

Utah-4.54%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	5,050	5,050,000
Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(b)	1.42%	05/15/2036	4,900	4,900,000
Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	500	500,000
				10,450,000

Virginia-3.20%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	2,855	2,855,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	2,200	2,200,000
Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	2,300	2,300,000
				7,355,000

Washington-2.45%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	550	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	$5,085	$5,085,000
				5,635,000

West Virginia-1.77%

Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	1,045	1,045,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	3,030	3,030,000
				4,075,000

Wisconsin-1.79%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	4,120	4,120,000
TOTAL INVESTMENTS IN SECURITIES(d)(e) -100.27% (Cost $230,662,500)				230,662,500
OTHER ASSETS LESS LIABILITIES-(0.27)%				(611,017)
NET ASSETS-100.00%				$230,051,483

Investment Abbreviations:

BAN	-	Bond Anticipation Notes
CEP	-	Credit Enhancement Provider
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
IDR	-	Industrial Development Revenue Bonds
LOC	-	Letter of Credit
MFH	-	Multi-Family Housing
PCR	-	Pollution Control Revenue Bonds
RAN	-	Revenue Anticipation Notes
RB	-	Revenue Bonds
Ref.	-	Refunding
Sr.	-	Senior
VRD	-	Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.4%; other countries less than 5% each: 12.1%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	96.3%
8-30	0.0
31-60	1.6
61-90	2.1
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:

Investments in securities, at value	$1,672,321,464	$393,675,490	$14,573,594,368	$14,145,416,627	$1,179,383,415	$230,662,500

Repurchase agreements, at value and cost	592,505,430	156,407,015	6,930,621,619	8,750,343,742	-	-

Receivable for:
Investments sold	-	-	49,820,717	-	-	15,000

Interest	2,155,114	238,938	8,514,722	13,630,831	415,211	310,502

Investment for trustee deferred compensation and retirement plans	3,566,708	985,092	2,118,043	965,321	112,023	346,774

Other assets	42,333	172,771	132,570	106,014	30,181	49,243

Total assets	2,270,591,049	551,479,306	21,564,802,039	22,910,462,535	1,179,940,830	231,384,019

Liabilities:

Payable for:
Investments purchased	-	4,981,944	647,563,222	697,375,778	99,718,833	-

Amount due custodian	-	-	49,821,197	493,875	227,726	635,879

Dividends	4,017,639	976,841	37,911,436	36,277,826	2,256,876	214,353

Accrued fees to affiliates	88,825	23,110	2,139,524	1,287,625	77,815	27,837

Accrued trustees’ and officers’ fees and benefits	6,969	3,904	49,392	46,051	5,566	3,312

Accrued operating expenses	72,466	50,244	907,269	1,244,976	71,409	70,136

Trustee deferred compensation and retirement plans	3,966,134	1,084,839	2,441,081	1,161,119	126,050	381,019

Total liabilities	8,152,033	7,120,882	740,833,121	737,887,250	102,484,275	1,332,536

Net assets applicable to shares outstanding	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net assets consist of:

Shares of beneficial interest	$2,261,957,190	$543,593,935	$20,822,797,825	$22,172,651,906	$1,077,505,656	$230,205,603

Distributable earnings	481,826	764,489	1,171,093	(76,621)	(49,101)	(154,120)

	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net Assets:

Institutional Class	$2,233,541,390	$541,523,123	$18,487,997,041	$20,784,034,360	$1,030,609,368	$134,213,442

Private Investment Class	$5,284,332	$1,312,548	$547,697,575	$418,347,262	$5,642,552	$25,775,848

Personal Investment Class	$11,243	$488,163	$190,759,007	$12,720,131	$167,090	$10,074

Cash Management Class	$21,321,177	$620,691	$351,820,743	$375,736,818	$1,393,829	$30,879,386

Reserve Class	$401,145	$271,336	$202,266,155	$290,258,341	$39,429,800	$16,149,541

Resource Class	$953,670	$121,951	$708,053,389	$225,052,377	$203,613	$23,013,068

Corporate Class	$926,059	$20,612	$335,375,008	$66,425,996	$10,303	$10,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,232,858,622	541,528,479	18,486,292,215	20,783,999,986	1,030,601,822	134,198,517

Private Investment Class	5,282,734	1,312,569	547,647,064	418,346,569	5,642,518	25,772,981

Personal Investment Class	11,240	488,174	190,741,413	12,720,111	167,089	10,073

Cash Management Class	21,314,452	620,700	351,788,294	375,736,197	1,393,820	30,875,951

Reserve Class	401,024	271,340	202,247,502	290,257,861	39,429,566	16,147,745

Resource Class	953,382	121,953	707,988,089	225,052,005	203,611	23,010,508

Corporate Class	925,778	20,612	335,344,078	66,425,886	10,303	10,123

Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,264,499,321	$550,089,511	$21,504,215,987	$22,895,760,369	$1,179,383,415	$230,662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:

Interest	$26,660,163	$6,337,021	$259,809,054	$255,506,029	$15,289,793	$1,627,627

Expenses:

Advisory fees	1,586,489	393,699	16,799,546	11,084,434	853,530	206,010

Administrative services fees	522,938	142,553	4,302,757	4,250,590	338,477	52,938

Custodian fees	11,508	4,896	342,263	1,102,710	18,314	2,493

Distribution fees:
Private Investment Class	8,067	2,006	756,279	641,285	6,958	33,608

Personal Investment Class	31	1,566	427,197	34,073	805	27

Cash Management Class	4,129	281	168,192	147,397	942	12,754

Reserve Class	1,765	1,167	961,516	1,295,190	162,907	62,573

Resource Class	975	104	469,235	196,505	148	3,267

Corporate Class	227	3	56,411	18,456	2	2

Transfer agent fees	97,717	23,622	1,007,973	997,599	61,209	9,426

Trustees’ and officers’ fees and benefits	26,122	13,210	182,216	180,909	19,151	10,685

Registration and filing fees	46,560	50,560	98,757	116,357	47,074	52,627

Reports to shareholders	5,528	5,650	34,468	71,000	6,155	4,539

Professional services fees	39,604	26,654	109,716	283,884	33,603	24,764

Other	36,617	24,919	164,815	534,216	37,249	19,762

Total expenses	2,388,277	690,890	25,881,341	20,954,605	1,586,524	495,475

Less: Fees waived	(469,293)	(213,324)	(2,883,082)	-	(213,136)	(177,428)

Net expenses	1,918,984	477,566	22,998,259	20,954,605	1,373,388	318,047

Net investment income	24,741,179	5,859,455	236,810,795	234,551,424	13,916,405	1,309,580

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	12,356	723	692,772	(92,328)	6,954	-

Change in net unrealized appreciation (depreciation) of investment securities	(313,895)	(62,106)	-	-	-	-

Net realized and unrealized gain (loss)	(301,539)	(61,383)	692,772	(92,328)	6,954	-

Net increase in net assets resulting from operations	$24,439,640	$5,798,072	$237,503,567	$234,459,096	$13,923,359	$1,309,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018

Operations:

Net investment income	$24,741,179	$34,753,060	$5,859,455	$6,737,661

Net realized gain	12,356	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(313,895)	610,550	(62,106)	45,561

Net increase in net assets resulting from operations	24,439,640	35,379,784	5,798,072	6,784,780

Distributions to shareholders from distributable earnings:

Institutional Class	(24,534,765)	(34,416,266)	(5,830,955)	(6,691,735)

Private Investment Class	(54,958)	(82,653)	(12,858)	(20,355)

Personal Investment Class	(99)	(116)	(4,752)	(5,967)

Cash Management Class	(120,460)	(120,608)	(7,506)	(13,942)

Reserve Class	(3,000)	(4,925)	(1,827)	(2,844)

Resource Class	(10,475)	(15,304)	(1,333)	(2,517)

Corporate Class	(17,422)	(113,188)	(224)	(301)

Total distributions from distributable earnings	(24,741,179)	(34,753,060)	(5,859,455)	(6,737,661)

Share transactions-net:

Institutional Class	(109,609,040)	2,046,652,052	16,792,271	100,814,065

Private Investment Class	(577,514)	(1,120,462)	(276,848)	(255,402)

Personal Investment Class	10	10	(127,954)	5,508

Cash Management Class	15,138,839	(1,557,953)	(158,291)	(369,075)

Reserve Class	(17,118)	(526,153)	1,751	(231,056)

Resource Class	(41,739)	(331,634)	(63,953)	2,359

Corporate Class	(999,798)	(7,555,486)	218	285

Net increase (decrease) in net assets resulting from share transactions	(96,106,360)	2,035,560,374	16,167,194	99,966,684

Net increase (decrease) in net assets	(96,407,899)	2,036,187,098	16,105,811	100,013,803

Net assets:

Beginning of period	2,358,846,915	322,659,817	528,252,613	428,238,810

End of period	$2,262,439,016	$2,358,846,915	$544,358,424	$528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$236,810,795	$343,381,843	$234,551,424	$358,626,619

Net realized gain (loss)	692,772	299,297	(92,328)	338,020

Net increase in net assets resulting from operations	237,503,567	343,681,140	234,459,096	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(215,352,750)	(316,976,537)	(221,064,799)	(343,597,288)

Private Investment Class	(4,645,350)	(5,753,138)	(3,934,618)	(4,396,499)

Personal Investment Class	(1,255,410)	(1,091,648)	(98,502)	(87,553)

Cash Management Class	(4,324,081)	(5,455,079)	(3,812,674)	(3,514,488)

Reserve Class	(1,406,919)	(1,727,217)	(1,927,609)	(1,593,154)

Resource Class	(5,864,013)	(6,151,737)	(2,427,330)	(3,257,378)

Corporate Class	(3,962,272)	(6,226,487)	(1,285,892)	(2,180,259)

Total distributions from distributable earnings	(236,810,795)	(343,381,843)	(234,551,424)	(358,626,619)

Share transactions-net:
Institutional Class	(1,744,520,588)	(2,572,323,178)	(1,545,847,685)	(5,361,767,419)

Private Investment Class	29,945,998	(57,087,888)	(7,399,493)	(84,746,276)

Personal Investment Class	72,871,813	(22,360,529)	4,399,545	(12,808,614)

Cash Management Class	(94,939,185)	(32,654,595)	42,388,472	164,319,452

Reserve Class	(26,260,254)	(22,210,837)	80,629,705	38,672,367

Resource Class	182,598,030	48,590,008	(7,240,187)	(109,853,171)

Corporate Class	(131,996,469)	(140,464,356)	(79,850,183)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,712,300,655)	(2,798,511,375)	(1,512,919,826)	(5,544,345,781)

Net increase (decrease) in net assets	(1,711,607,883)	(2,798,212,078)	(1,513,012,154)	(5,544,007,761)

Net assets:
Beginning of period	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of period	$20,823,968,918	$22,535,576,801	$22,172,575,285	$23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018
Operations:

Net investment income	$13,916,405	$17,884,636	$1,309,580	$1,799,189

Net realized gain (loss)	6,954	28,696	-	(4,370)

Net increase in net assets resulting from operations	13,923,359	17,913,332	1,309,580	1,794,819

Distributions to shareholders from distributable earnings:

Institutional Class	(13,605,626)	(17,548,675)	(887,116)	(1,178,614)

Private Investment Class	(50,875)	(32,722)	(151,113)	(257,237)

Personal Investment Class	(2,245)	(1,848)	(41)	(2,800)

Cash Management Class	(23,447)	(30,650)	(207,672)	(244,208)

Reserve Class	(232,236)	(269,491)	(37,926)	(64,811)

Resource Class	(1,870)	(1,118)	(25,630)	(51,452)

Corporate Class	(106)	(132)	(82)	(67)

Total distributions from distributable earnings	(13,916,405)	(17,884,636)	(1,309,580)	(1,799,189)

Share transactions-net:

Institutional Class	(249,733,796)	(26,061,641)	6,552,286	16,846,975

Private Investment Class	(441,684)	2,860,154	(2,284,380)	709,862

Personal Investment Class	(227,723)	346,971	40	(1,995,739)

Cash Management Class	(1,771,470)	1,547,656	(1,005,085)	4,269,240

Reserve Class	6,033,374	(2,229,222)	1,998,738	492,985

Resource Class	108,352	1,077	20,511,389	(3,499,087)

Corporate Class	102	124	66	10,056

Net increase (decrease) in net assets resulting from share transactions	(246,032,845)	(23,534,881)	25,773,054	16,834,292

Net increase (decrease) in net assets	(246,025,891)	(23,506,185)	25,773,054	16,829,922

Net assets:

Beginning of period	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of period	$1,077,456,555	$1,323,482,446	$230,051,483	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

35	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table(the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

36	Short-Term Investments Trust

(2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$ 469,293	$-
Invesco STIC Prime Portfolio	213,324	-
Invesco Treasury Portfolio	2,883,082	-
Invesco Government & Agency Portfolio	-	-
Invesco Treasury Obligations Portfolio	213,136	-
Invesco Tax-Free Cash Reserve Portfolio	176,209	-

Voluntary fee waivers for the six months ended February 28, 2019 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,219	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

37	Short-Term Investments Trust

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco STIC Prime Portfolio	$ -	$600,237	$-
Invesco Tax-Free Cash Reserve Portfolio	101,283,916	104,025,817	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

Fund	Short-Term 2019	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$-	$191,635	$191,635
Invesco Treasury Obligations Portfolio	-	41,811	41,811
Invesco Tax-Free Cash Reserve Portfolio	30,074	19,092	49,166

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38	Short-Term Investments Trust

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Portfolio	$21,504,222,664	$-	$(6,677)	$(6,677)
Invesco Government & Agency Portfolio	22,895,762,013	-	(1,644)	(1,644)
Invesco Treasury Obligations Portfolio	1,179,385,115	-	(1,700)	(1,700)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

39	Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,012,901,470	$5,014,022,749	11,428,619,333	$11,430,459,074
Private Investment Class	285,948	286,011	296,154	296,213
Cash Management Class	94,822,798	94,842,464	76,229,664	76,244,103
Reserve Class	4,378	4,376	29,385	29,391
Resource Class	4,732	4,733	185	185
Corporate Class	395,953	396,011	32,928,336	32,934,007

Issued as reinvestment of dividends:
Institutional Class	5,064,842	5,065,591	3,254,561	3,255,227
Private Investment Class	43,620	43,626	65,917	65,928
Personal Investment Class	10	10	10	10
Cash Management Class	57,949	57,958	78,582	78,596
Reserve Class	2,907	2,908	4,871	4,872
Resource Class	10,347	10,348	14,741	14,744
Corporate Class	17,419	17,422	108,271	108,285

Reacquired:
Institutional Class	(5,127,594,406)	(5,128,697,380)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(906,953)	(907,151)	(1,482,383)	(1,482,603)
Cash Management Class	(79,744,302)	(79,761,583)	(77,866,227)	(77,880,652)
Reserve Class	(24,396)	(24,402)	(560,376)	(560,416)
Resource Class	(56,813)	(56,820)	(346,497)	(346,563)
Corporate Class	(1,412,869)	(1,413,231)	(40,592,273)	(40,597,778)
Net increase (decrease) in share activity	(96,127,366)	$(96,106,360)	2,035,292,724	$2,035,560,374

(a)	73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	616,911,751	$616,912,208	1,391,467,414	$1,391,466,950
Private Investment Class	17,493	17,493	841,532	841,537
Personal Investment Class	10	10	-	-
Cash Management Class	32,539	32,539	408,572	408,575
Reserve Class	342	342	5	5

Issued as reinvestment of dividends:
Institutional Class	3,613,977	3,613,977	3,411,844	3,411,791
Private Investment Class	12,251	12,251	19,003	19,002
Personal Investment Class	4,752	4,752	5,534	5,535
Cash Management Class	4,904	4,904	9,091	9,090
Reserve Class	1,747	1,747	2,835	2,835
Resource Class	1,295	1,295	2,358	2,359
Corporate Class	218	218	286	285

Reacquired:
Institutional Class	(603,733,007)	(603,733,914)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(306,592)	(306,592)	(1,115,941)	(1,115,941)
Personal Investment Class	(132,716)	(132,716)	(27)	(27)
Cash Management Class	(195,734)	(195,734)	(786,748)	(786,740)
Reserve Class	(338)	(338)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	16,167,644	$16,167,194	99,963,045	$99,966,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	96,355,326,640	$96,355,326,640	191,918,070,818	$191,918,070,818
Private Investment Class	588,042,253	588,042,253	1,373,550,349	1,373,550,349
Personal Investment Class	639,356,569	639,356,569	1,029,056,714	1,029,056,714
Cash Management Class	1,418,168,818	1,418,168,818	3,628,925,469	3,628,925,469
Reserve Class	476,369,566	476,369,566	716,399,473	716,399,473
Resource Class	531,649,398	531,649,398	778,758,603	778,758,603
Corporate Class	3,144,131,976	3,144,131,976	6,094,873,392	6,094,873,392

Issued as reinvestment of dividends:
Institutional Class	56,593,898	56,593,898	71,641,952	71,641,952
Private Investment Class	1,252,998	1,252,998	1,001,889	1,001,889
Personal Investment Class	1,094,189	1,094,189	1,002,329	1,002,329
Cash Management Class	4,157,507	4,157,507	4,359,519	4,359,519
Reserve Class	1,267,531	1,267,531	1,547,178	1,547,178
Resource Class	1,144,936	1,144,936	1,262,800	1,262,800
Corporate Class	3,253,627	3,253,627	4,316,947	4,316,947

Reacquired:
Institutional Class	(98,156,441,126)	(98,156,441,126)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(559,349,253)	(559,349,253)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(567,578,945)	(567,578,945)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(1,517,265,510)	(1,517,265,510)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(503,897,351)	(503,897,351)	(740,157,488)	(740,157,488)
Resource Class	(350,196,304)	(350,196,304)	(731,431,395)	(731,431,395)
Corporate Class	(3,279,382,072)	(3,279,382,072)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,712,300,655)	$(1,712,300,655)	(2,798,511,375)	$(2,798,511,375)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party recordkeeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	91,001,016,296	$91,001,016,296	247,813,982,127	$247,813,982,127
Private Investment Class	846,349,780	846,349,780	1,691,041,762	1,691,041,762
Personal Investment Class	24,562,853	24,562,853	22,767,729	22,767,729
Cash Management Class	637,601,536	637,601,536	1,160,198,493	1,160,198,493
Reserve Class	556,332,185	556,332,185	912,998,598	912,998,598
Resource Class	1,418,025,195	1,418,025,195	2,889,383,856	2,889,383,856
Corporate Class	311,762,653	311,762,653	1,680,502,506	1,680,502,506

Issued as reinvestment of dividends:
Institutional Class	57,422,934	57,422,934	72,936,103	72,936,103
Private Investment Class	1,664,693	1,664,693	1,388,818	1,388,818
Personal Investment Class	69,287	69,287	49,917	49,917
Cash Management Class	2,519,471	2,519,471	2,379,887	2,379,887
Reserve Class	1,666,823	1,666,823	1,398,425	1,398,425
Resource Class	1,586,992	1,586,992	2,270,177	2,270,177
Corporate Class	330,695	330,695	346,270	346,270

Reacquired:
Institutional Class	(92,604,286,915)	(92,604,286,915)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(855,413,966)	(855,413,966)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(20,232,595)	(20,232,595)	(35,626,260)	(35,626,260)
Cash Management Class	(597,732,535)	(597,732,535)	(998,258,928)	(998,258,928)
Reserve Class	(477,369,303)	(477,369,303)	(875,724,656)	(875,724,656)
Resource Class	(1,426,852,374)	(1,426,852,374)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(391,943,531)	(391,943,531)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	(1,512,919,826)	$(1,512,919,826)	(5,544,345,781)	$(5,544,345,781)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	524,338,990	$524,338,990	1,111,333,157	$1,111,333,157
Private Investment Class	5,775,279	5,775,279	6,402,656	6,402,656
Personal Investment Class	1,069,050	1,069,050	2,424,596	2,424,596
Cash Management Class	2,699	2,699	3,404,184	3,404,184
Reserve Class	62,710,380	62,710,380	165,401,910	165,401,910
Resource Class	2,072,484	2,072,484	1,077	1,077

Issued as reinvestment of dividends:
Institutional Class	805,937	805,937	871,181	871,181
Private Investment Class	50,875	50,875	25,972	25,972
Personal Investment Class	1,718	1,718	657	657
Cash Management Class	23,447	23,447	26,644	26,644
Reserve Class	207,308	207,308	236,440	236,440
Resource Class	159	159	-	-
Corporate Class	102	102	124	124

Reacquired:
Institutional Class	(774,878,723)	(774,878,723)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(6,267,838)	(6,267,838)	(3,568,474)	(3,568,474)
Personal Investment Class	(1,298,491)	(1,298,491)	(2,078,282)	(2,078,282)
Cash Management Class	(1,797,616)	(1,797,616)	(1,883,172)	(1,883,172)
Reserve Class	(56,884,314)	(56,884,314)	(167,867,572)	(167,867,572)
Resource Class	(1,964,291)	(1,964,291)	-	-
Net increase (decrease) in share activity	(246,032,845)	$(246,032,845)	(23,534,881)	$(23,534,881)

(a)	81% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	80,298,113	$80,298,113	145,257,757	$145,257,757
Private Investment Class	26,855,314	26,855,314	69,282,391	69,282,391
Personal Investment Class	-	-	10,389	10,389
Cash Management Class	44,778,877	44,778,877	18,777,674	18,777,674
Reserve Class	31,036,730	31,036,730	76,263,241	76,263,241
Resource Class	30,546,844	30,546,844	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000

Issued as reinvestment of dividends:
Institutional Class	430,894	430,894	530,228	530,228
Private Investment Class	137,826	137,826	222,751	222,751
Personal Investment Class	40	40	2,800	2,800
Cash Management Class	154,803	154,803	190,958	190,958
Reserve Class	35,434	35,434	59,800	59,800
Resource Class	16,035	16,035	48,820	48,820
Corporate Class	66	66	56	56

Reacquired:
Institutional Class	(74,176,721)	(74,176,721)	(128,941,010)	(128,941,010)
Private Investment Class	(29,277,520)	(29,277,520)	(68,795,280)	(68,795,280)
Personal Investment Class	-	-	(2,008,928)	(2,008,928)
Cash Management Class	(45,938,765)	(45,938,765)	(14,699,392)	(14,699,392)
Reserve Class	(29,073,426)	(29,073,426)	(75,830,056)	(75,830,056)
Resource Class	(10,051,490)	(10,051,490)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	25,773,054	$25,773,054	16,834,292	$16,834,292

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45	Short-Term Investments Trust

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/19	$1.0004	$0.0116	$(0.0000)	$0.0116	$(0.0117)	$-	$(0.0117)	$1.0003	1.16%	$2,233,541	0.18	%(c)	0.22	%(c)	2.34	%(c)
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	(0.0160)	1.0004	1.63	2,343,453	0.18		0.23		1.73
Year ended 08/31/17	1.00	0.0051	0.0036	0.0087	(0.0080)	(0.0005)	(0.0085)	1.0002	0.84	296,174	0.18		0.26		0.51
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.33	10,421,616	0.15		0.18		0.34
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	15,974,126	0.14		0.17		0.08
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Invesco STIC Prime Portfolio
Six months ended 02/28/19	1.0001	0.0111	(0.0001)	0.0110	(0.0111)	-	(0.0111)	1.0000	1.11	541,523	0.18	(c)	0.26	(c)	2.23	(c)
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	(0.0152)	1.0001	1.54	524,792	0.18		0.27		1.55
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	-	(0.0069)	1.0000	0.70	423,931	0.18		0.27		0.62
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	1,607,867	0.14		0.20		0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	1,764,662	0.07		0.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Invesco Treasury Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.07	18,487,997	0.18	(c)	0.21	(c)	2.14	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.37	20,231,906	0.18		0.20		1.37
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.52	22,803,973	0.18		0.20		0.52
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	19,868,465	0.14		0.18		0.17
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	7,850,084	0.06		0.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.07	20,784,034	0.17	(c)	0.17	(c)	2.14	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.38	22,329,969	0.15		0.15		1.35
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	27,691,416	0.15		0.15		0.58
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.19	10,716,760	0.14		0.15		0.19
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	4,219,860	0.08		0.13		0.02
Year ended 08/31/14	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.05	1,030,609	0.18	(c)	0.21	(c)	2.11	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	1,280,336	0.18		0.21		1.34
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.44	1,306,370	0.18		0.22		0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	121,149	0.12		0.36		0.13
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	105,550	0.00		0.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.69	134,213	0.20	(c)	0.37	(c)	1.38	(c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.01	127,662	0.20		0.38		1.01
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	110,817	0.20		0.37		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	450,792	0.10		0.31		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	456,027	0.03		0.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,114,086, $526,228, $20,302,599, $20,865,544, $1,299,968 and $129,814 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

46	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Institutional Class	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,011.60	$0.90	$1,023.90	$0.90	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,011.10	0.90	1,023.90	0.90	0.18
Invesco Treasury Portfolio	1,000.00	1,010.70	0.90	1,023.90	0.90	0.18
Invesco Government & Agency Portfolio	1,000.00	1,010.70	0.85	1,023.95	0.85	0.17
Invesco Treasury Obligations Portfolio	1,000.00	1,010.50	0.90	1,023.90	0.90	0.18
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.90	1.00	1,023.80	1.00	0.20

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by181/365 to reflect the most recent fiscal half year.

47	Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (House holding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1

Semiannual Report to Shareholders	February 28, 2019

Corporate Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
28	Financial Statements
34	Notes to Financial Statements
46	Financial Highlights
47	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/19

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	13 – 30 days	27 days	59 days	$926.1 thousand
Invesco STIC Prime[1]	9 – 19 days	11 days	11 days	20.6 thousand
Invesco Treasury[2]	21 – 44 days	43 days	113 days	335.4 million
Invesco Government & Agency[2]	24 – 40 days	40 days	107 days	66.4 million
Invesco Treasury Obligations[2]	34 – 48 days	45 days	104 days	10.3 thousand
Invesco Tax-Free Cash Reserve[3]	7 – 11 days	8 days	8 days	10.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

                                                   We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-41.22%(a)

Asset-Backed Securities - Fully Supported-5.80%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$10,000	$9,995,188

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	25,000	24,942,937

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.85%	03/04/2019	25,000	24,993,256

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	25,000	24,765,458

Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)(c)	2.52%	03/18/2019	26,700	26,667,106

Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	20,000	19,993,250

				131,357,195

Asset-Backed Securities – Fully Supported Bank-14.66%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.45%	03/06/2019	15,000	14,993,938

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	35,000	34,894,775

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	10,000	9,961,975

Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	15,000	15,000,060

Collateralized Commercial Paper FLEX Co., LLC (Multi-CEP’s)(b)	2.97%	08/06/2019	25,000	24,715,346

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.87%	03/01/2019	43,315	43,312,088

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	20,000	19,994,604

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.00%	03/01/2019	50,000	49,996,639

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.78%	03/11/2019	15,000	14,988,885

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.82%	03/18/2019	10,000	9,987,805

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	19,250	19,067,735

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	15,000	14,855,735

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.73%	04/22/2019	10,000	9,962,768

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	50,000	49,976,521

				331,708,874

Consumer Finance-1.77%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	40,000	40,012,826

Diversified Banks-14.79%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	20,000	20,014,658

Banco Santander, S.A.(c)	2.40%	03/06/2019	50,000	49,979,992

HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	40,000	40,011,269

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(c)(d)	2.75%	08/07/2019	20,000	20,002,040

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	10,000	10,000,000

Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,965,306

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	30,000	29,876,262

ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	45,000	45,001,996

ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	10,000	10,007,241

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.60%	08/23/2019	25,000	25,005,925

Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	3.02%	01/03/2020	15,000	15,023,955

Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.86%	07/10/2019	25,000	24,762,858

United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	25,000	24,907,337

				334,558,839

Diversified Capital Markets-0.66%

UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	15,000	15,007,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks-1.77%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	$25,000	$25,000,000

ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,018,009

				40,018,009

Specialized Finance-1.77%

Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	40,000	40,000,000

Total Commercial Paper (Cost $932,440,146)				932,663,579

Certificates of Deposit-28.28%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	93,000	93,000,000

Banco Del Estado De Chile(c)	2.70%	05/10/2019	60,000	60,013,935

Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	25,000	25,009,438

Bank of Nova Scotia (1 mo. USD LIBOR + 0.11%) (Canada)(c)(d)	2.59%	08/26/2019	20,000	19,997,800

Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	30,000	30,020,408

Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,003,483

China Construction Bank Corp.(c)	2.72%	03/19/2019	15,000	15,001,908

China Construction Bank Corp.(c)	2.75%	05/13/2019	20,000	20,002,851

China Construction Bank Corp.(c)	2.76%	03/14/2019	25,000	25,002,919

Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	20,000	20,000,398

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	83,000	83,000,000

MUFG Bank, Ltd.(c)	2.68%	04/17/2019	12,000	12,001,979

MUFG Bank, Ltd.(c)	2.69%	08/21/2019	20,000	19,742,645

MUFG Bank, Ltd.(c)	2.86%	07/09/2019	20,000	20,019,522

Natixis (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.81%	11/07/2019	35,000	35,005,711

Royal Bank of Canada (3 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.76%	05/20/2019	20,000	20,006,920

Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	20,000	20,001,466

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.41%	03/04/2019	30,000	30,000,078

Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	15,000	15,003,404

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	25,000	25,006,216

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.30%) (Canada)(c)(d)	2.81%	07/22/2019	30,000	30,006,301

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	12,000	12,003,021

Total Certificates of Deposit (Cost $639,744,311)				639,850,403

Variable Rate Demand Notes-3.53%(e)

Credit Enhanced-3.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	2,120	2,120,000

Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	9,500	9,499,999

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	2,800	2,800,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	15,000	15,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	11,035	11,035,000

New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	20,500	20,500,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	5,840	5,840,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.58%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$10,000	$10,000,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.55%	07/01/2040	1,495	1,495,000

Total Variable Rate Demand Notes (Cost $79,789,999)				79,789,999

U.S. Dollar Denominated Bonds & Notes-0.89%

Diversified Banks-0.89%
National Australia Bank Ltd.; Sr. Unsec. Notes (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.95%	08/29/2019	20,000	20,017,483

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,019,435)				20,017,483

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.92% (Cost $1,671,993,891)				1,672,321,464

			Repurchase
			Amount

Repurchase Agreements-26.19%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	9,000,625	9,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	25,001,736	25,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(h)	2.55%	03/01/2019	15,007,438	15,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 -06/25/2046)(i)	3.22%	-	-	61,500,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(h)	2.60%	03/07/2019	15,007,583	15,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(h)	2.52%	03/07/2019	23,011,270	23,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $20,009,917 (collateralized by domestic non-agency mortage-backed securities, a foreign non-agency mortage-backed security and a foreign non-agency asset-backed security valued at $22,000,000; 0% - 6.50%; 07/20/2020 - 01/02/2047)(c)(h)	2.55%	03/07/2019	20,009,917	20,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	10,000,694	10,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 -02/01/2049)	2.62%	03/01/2019	199,019,913	199,005,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(i)	3.11%	-	$-	$25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(i)	2.50%	-	-	30,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	50,003,472	50,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	110,007,914	110,000,000

Total Repurchase Agreements (Cost $592,505,430)				592,505,430

TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.11% (Cost $2,264,499,321)				2,264,826,894

OTHER ASSETS LESS LIABILITIES-(0.11)%				(2,387,878)

NET ASSETS-100.00%				$2,262,439,016

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $712,145,115, which represented 31.48% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.7%; Canada: 12.6%; Netherlands: 9.9%; France: 9.2%; Switzerland: 8.5%; China: 7.7%; Australia: 5.9%; other countries less than 5% each: 13.8%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	49.5%

8-30	4.9

31-60	12.2

61-90	8.6

91-180	12.1

181+	12.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-47.89%(a)

Asset-Backed Securities - Fully Supported-6.79%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$15,000	$14,992,781

Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.54%	03/15/2019	10,000	9,989,938

Manahattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	2.63%	03/04/2019	2,000	1,999,467

Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.50%	03/19/2019	10,000	9,986,594

				36,968,780

Asset-Backed Securities - Fully Supported Bank-14.69%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.69%	03/01/2019	15,000	14,998,997

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.58%	04/02/2019	15,000	14,965,873

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	10,000	9,999,328

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.77%	03/04/2019	15,000	14,995,953

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	10,000	9,995,304

Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.64%	03/11/2019	15,000	14,988,794

				79,944,249

Asset-Backed Securities - Multi-Purpose-7.47%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.56%	04/05/2019	15,000	14,962,665

CHARTA, LLC(b)	2.50%-2.62%	03/04/2019	15,700	15,695,806

Regency Markets No. 1 LLC(b)(c)	2.50%	03/15/2019	10,000	9,989,771

				40,648,242

Diversified Banks-15.28%

Banco Santander, S.A.(c)	2.64%	03/08/2019	15,000	14,991,970

China Construction Bank Corp.(b)(c)	2.79%	03/11/2019	15,000	14,988,821

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.53%	04/04/2019	10,000	9,976,035

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.52%	04/29/2019	5,000	4,979,042

Industrial & Commercial Bank of China Ltd.(b)(c)	2.68%	03/26/2019	7,500	7,486,447

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	7,000	6,971,128

Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.52%-2.55%	03/11/2019	8,815	8,808,312

Toronto-Dominion Bank (Canada)(b)(c)	2.48%	03/01/2019	15,000	14,999,006

				83,200,761

Insurance Brokers-0.91%

MetLife Short Term Funding LLC(b)	0.00%	04/22/2019	5,000	4,981,531

Specialized Finance-2.75%

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.53%	04/08/2019	15,000	14,959,456

Total Commercial Paper (Cost $260,712,380)				260,703,019

Certificates of Deposit-16.17%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	27,000	27,000,000

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	27,000	27,000,000

Norinchukin Bank(c)	2.55%	03/25/2019	15,000	15,001,031

Sumitomo Mitsui Banking Corp.(c)	2.76%	03/07/2019	4,000	4,000,250

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.56%	03/26/2019	15,000	15,001,190

Total Certificates of Deposit (Cost $88,000,116)				88,002,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes-8.26%(d)

Credit Enhanced-6.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	2.47%	11/01/2030	$2,645	$2,645,000

Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.50%	04/01/2019	8,000	8,000,000

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	2.51%	05/01/2037	3,515	3,515,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.55%	11/01/2049	2,910	2,910,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.60%	11/01/2049	13,000	13,000,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	2.50%	01/01/2033	5,500	5,500,000

				35,570,000

Other Variable Rate Demand Notes-1.73%

Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD Taxable IDR(b)	2.40%	08/01/2045	9,400	9,400,000

Total Variable Rate Demand Notes (Cost $44,970,000)				44,970,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-72.32% (Cost $393,682,496)				393,675,490

			Repurchase
			Amount

Repurchase Agreements-28.73%(f)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(g)	2.55%	03/01/2019	5,002,479	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(g)	2.52%	03/07/2019	5,002,450	5,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $10,500,000; 0.13% - 7.00%; 04/25/2032 - 02/25/2059)(c)(h)	2.79%	04/04/2019	10,000,000	10,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	26,408,937	26,407,015

J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,862,066; 0% - 7.63%; 10/15/2047 - 06/15/2057)(i)	2.60%	-	-	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	$20,001,389	$20,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	25,001,799	25,000,000

Total Repurchase Agreements (Cost $156,407,015)				156,407,015

TOTAL INVESTMENTS IN SECURITIES(j)(k) -101.05% (Cost $550,089,511)				550,082,505

OTHER ASSETS LESS LIABILITIES-(1.05)%				(5,724,081)

NET ASSETS-100.00%				$544,358,424

Investment Abbreviations:

CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $258,621,111, which represented 47.51% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 15.8%; Canada: 15.6%; Netherlands: 12.9%; France: 10.1%; China: 8.3%; Switzerland: 5.5%; other countries less than 5% each: 13.0%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	63.1%

8-30	22.0

31-60	14.9

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-69.99%

U.S. Treasury Bills-55.65%(a)

U.S. Treasury Bills	2.39%	03/14/2019	$350,000	$349,699,827

U.S. Treasury Bills	2.36%-2.48%	04/04/2019	1,000,000	997,702,640

U.S. Treasury Bills	2.42%	04/11/2019	1,340,000	1,336,322,073

U.S. Treasury Bills	2.41%	04/16/2019	1,000,000	996,933,333

U.S. Treasury Bills	2.42%	04/18/2019	750,000	747,595,000

U.S. Treasury Bills	2.41%	04/23/2019	500,000	498,233,333

U.S. Treasury Bills	2.40%	04/25/2019	750,000	747,261,458

U.S. Treasury Bills	2.21%	04/30/2019	650,000	647,563,222

U.S. Treasury Bills	2.39%	05/02/2019	500,000	497,954,862

U.S. Treasury Bills	2.41%	05/16/2019	750,000	746,199,998

U.S. Treasury Bills	2.41%	05/23/2019	505,000	502,211,487

U.S. Treasury Bills	2.42%	05/30/2019	500,000	496,993,748

U.S. Treasury Bills	2.51%	06/13/2019	300,000	297,850,667

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.51%	06/27/2019	300,000	297,561,333

U.S. Treasury Bills	2.54%	07/05/2019	250,000	247,808,125

U.S. Treasury Bills	2.50%	07/11/2019	500,000	495,471,667

U.S. Treasury Bills	2.49%	07/18/2019	750,000	742,876,248

U.S. Treasury Bills	2.48%	07/25/2019	300,000	297,019,167

U.S. Treasury Bills	2.48%	08/01/2019	150,000	148,438,125

				11,587,865,270

U.S. Treasury Notes-14.34%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	277,000	276,875,164

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	1,248,000	1,247,998,298

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	510,000	509,992,893

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	451,000	450,982,007

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	500,000	499,880,736

				2,985,729,098

Total U.S. Treasury Securities (Cost $14,573,594,368)				14,573,594,368

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.99%
(Cost $14,573,594,368)				14,573,594,368

			Repurchase
			Amount
Repurchase Agreements-33.28%(c)

Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $250,017,778 (collateralized by U.S. Treasury obligations valued at $255,000,017; 0% - 7.88%; 03/14/2019 - 11/15/2046)	2.56%	03/01/2019	250,017,778	250,000,000

CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 6.25%; 09/30/2020 - 05/15/2048)	2.55%	03/01/2019	250,017,708	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Citigroup Global Markets, Inc., term agreement dated 02/28/2019, maturing value of $600,284,667 (collateralized by U.S. Treasury obligations valued at $612,104,152; 0% - 2.88%; 08/31/2020 - 08/15/2045)(d)	2.44%	03/07/2019	$600,284,667	$600,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	428,175,183	428,144,856

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,009; 1.13% - 4.63%; 03/31/2021 - 02/15/2040)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $730,052,317 (collateralized by a U.S. Treasury obligation valued at $744,604,504; 2.50%; 03/31/2023)	2.58%	03/01/2019	730,052,317	730,000,000

Lloyds Bank PLC, term agreement dated 02/28/2019, maturing value of $503,109,583 (collateralized by U.S. Treasury obligations valued at $510,838,213; 1.63% - 2.63%; 8/15/2021 - 2/28/2023)	2.49%	04/30/2019	503,109,584	500,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(d)	2.46%	03/07/2019	210,104,464	210,004,013

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(d)	2.47%	03/07/2019	1,043,444,653	1,042,943,750

Natixis, agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0% -3.38%; 08/29/2019 - 05/15/2047)	2.55%	03/01/2019	250,017,708	250,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $333,115,279 (collateralized by U.S. Treasury obligations valued at $338,356,309; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.57%	03/01/2019	333,115,279	333,091,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $206,452,237 (collateralized by U.S. Treasury obligations valued at $209,066,000; 0%; 08/15/2033 -08/15/2045)	2.57%	03/01/2019	206,452,237	206,437,500

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(d)	2.47%	04/23/2019	342,099,500	340,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(d)	2.47%	04/24/2019	412,531,750	410,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(d)	2.46%	05/07/2019	206,260,750	205,000,000

Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0% - 3.88%; 03/07/2019 - 02/15/2047)(e)	2.42%	-	-	1,000,000,000

Total Repurchase Agreements (Cost $6,930,621,619)				6,930,621,619

TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $21,504,215,987)				21,504,215,987

OTHER ASSETS LESS LIABILITIES-(3.27)%				(680,247,069)

NET ASSETS-100.00%				$20,823,968,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)	Principal amount equals value at period end. See Note1I.
(d)

The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand. (e) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	29.8%

8-30	1.6

31-60	24.8

61-90	13.5

91-180	16.4

181+	13.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-50.32%

U.S. Treasury Bills-37.73%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$500,000	$498,835,973

U.S. Treasury Bills	2.40%	04/11/2019	745,000	742,973,125

U.S. Treasury Bills	2.41%	04/16/2019	500,000	498,466,667

U.S. Treasury Bills	2.42%	04/18/2019	300,000	299,038,800

U.S. Treasury Bills	2.41%	04/23/2019	600,000	597,880,000

U.S. Treasury Bills	2.40%	04/25/2019	100,000	99,634,861

U.S. Treasury Bills	2.21%	04/30/2019	700,000	697,375,778

U.S. Treasury Bills	2.39%	05/02/2019	150,000	149,386,458

U.S. Treasury Bills	2.41%	05/16/2019	150,000	149,240,000

U.S. Treasury Bills	2.41%	05/23/2019	500,000	497,239,096

U.S. Treasury Bills	2.42%	05/30/2019	300,000	298,196,249

U.S. Treasury Bills	2.51%	06/13/2019	850,000	843,910,222

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.49%	07/18/2019	650,000	643,826,082

U.S. Treasury Bills	2.48%	07/25/2019	350,000	346,522,361

U.S. Treasury Bills	2.48%	08/01/2019	500,000	494,793,750

U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	716,446,571

U.S. Treasury Bills	2.49%	08/29/2019	300,000	296,297,041

				8,366,231,991

U.S. Treasury Notes-12.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	2.47%	04/30/2019	582,000	582,066,170

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	170,000	169,949,875

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	775,000	775,014,103

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	535,000	534,970,719

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	630,000	629,989,281

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	100,000	100,007,581

				2,791,997,729

Total U.S. Treasury Securities (Cost $11,158,229,720)				11,158,229,720

U.S. Government Sponsored Agency Securities-13.47%

Federal Farm Credit Bank (FFCB)-3.21%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	37,300	37,286,173

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	125,000	124,997,515

Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	25,000	24,998,073

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	12/16/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	75,000	74,982,908

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	110,000	109,996,608

Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	75,000	75,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	145,000	144,992,996

				712,254,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-7.98%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	09/18/2019	$50,000	$50,005,877

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	116,000	116,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	130,000	130,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	150,000	150,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.42%	08/22/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	110,000	110,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	06/14/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	07/17/2019	72,000	72,000,403

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	25,000	25,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	125,000	125,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	50,000	50,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	85,000	85,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	85,000	85,000,000

Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	26,000	26,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.46%	12/06/2019	79,400	79,421,083

Unsec. Global Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.43%	03/01/2019	165,000	165,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	30,000	30,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	07/08/2019	150,000	150,002,462

				1,768,429,825

Federal Home Loan Mortgage Corp. (FHLMC)-0.23%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	50,000	50,000,000

Federal National Mortgage Association (FNMA)-0.28%

Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	63,000	63,000,000

Overseas Private Investment Corp. (OPIC)-1.77%

Sec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	11/15/2028	88,636	88,636,364

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	24,000	24,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	20,000	20,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	8,000	8,000,000

Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	03/15/2030	45,000	45,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	116,000	116,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	07/15/2025	33,944	33,944,445

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	05/15/2030	9,672	9,672,000

Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	07/09/2026	38,250	38,250,000

				393,502,809

Total U.S. Government Sponsored Agency Securities (Cost $2,987,186,907)				2,987,186,907

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-63.79% (Cost $14,145,416,627)				14,145,416,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-39.47%(d)

Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% -8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	$75,158,229	$75,000,000

BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	200,421,944	200,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556(collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	429,531,019	429,500,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	551,327,711	551,288,661

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,062; 1.13% - 1.38%; 03/31/2021 - 09/30/2021)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $750,053,750 (collateralized by a U.S. Treasury obligation valued at $765,003,669; 2.75%; 07/31/2023)	2.58%	03/01/2019	750,053,750	750,000,000

ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $266,757,539 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $270,300,082; 0% - 4.50%; 01/02/2020 - 02/01/2049)	2.54%	04/15/2019	266,757,539	265,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,111 (collateralized by U.S. government sponsored agency obligations and a U.S. Treasury obligation valued at $102,000,044; 0.13% - 3.75%; 03/27/2019 - 07/15/2026)	2.56%	03/01/2019	100,007,111	100,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $200,013,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,018; 0% - 6.63%; 08/15/2019 - 02/01/2057)	2.41%	03/01/2019	200,013,389	200,000,000

ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	457,958,258	455,000,000

ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	125,058,333	125,000,000

ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	200,093,722	200,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	210,101,782	210,001,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	1,034,984,041	1,034,487,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $543,917,577 (collateralized by U.S. Treasury obligations valued at $551,739,600; 0% - 2.75%; 09/15/2021 - 05/15/2045)	2.57%	03/01/2019	$543,917,577	$543,878,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $86,193,653 (collateralized by U.S. Treasury obligations valued at $87,449,000; 0%; 08/15/2033 - 05/15/2045)	2.57%	03/01/2019	86,193,653	86,187,500

RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(e)	2.43%	04/30/2019	590,000,000	590,000,000

Royal Bank of Canada, agreement dated 02/28/2019, maturing value of $700,049,583 (collateralized by U.S. Treasury obligations valued at $714,000,098; 2.50% - 2.75%; 03/31/2023 - 08/31/2023)	2.55%	03/01/2019	700,049,583	700,000,000

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(e)	2.47%	04/23/2019	140,864,500	140,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	332,037,750	330,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	201,230,000	200,000,000

Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by a U.S. Treasury obligation valued at $255,447,310; 1.25%; 10/31/2021)	2.58%	03/01/2019	250,017,917	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/28/2019, maturing value of $765,054,613 (collateralized by U.S. Treasury obligations valued at $780,300,000; 0% - 8.13%; 03/15/2019 - 02/15/2048)	2.57%	03/01/2019	765,054,613	765,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	55,003,957	55,000,000

Total Repurchase Agreements (Cost $8,750,343,742)				8,750,343,742

TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $22,895,760,369)				22,895,760,369

OTHER ASSETS LESS LIABILITIES-(3.26)%				(723,185,084)

NET ASSETS-100.00%				$22,172,575,285

Investment Abbreviations:

Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
Sec.	-Secured
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	38.6%

8-30	0.0

31-60	14.2

61-90	11.5

91-180	20.3

181+	15.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-109.46%

U.S. Treasury Bills-90.06%(a)

U.S. Treasury Bills	2.46%	03/01/2019	$38,100	$ 38,100,000

U.S. Treasury Bills	2.39%	03/05/2019	91,882	91,857,625

U.S. Treasury Bills	2.39%	03/12/2019	75,000	74,945,229

U.S. Treasury Bills	2.37%-2.39%	03/14/2019	40,935	40,899,899

U.S. Treasury Bills	2.39%	03/21/2019	50,000	49,933,735

U.S. Treasury Bills	2.38%-2.39%	03/26/2019	30,000	29,950,312

U.S. Treasury Bills	2.43%	03/28/2019	25,000	24,954,719

U.S. Treasury Bills	2.45%	04/02/2019	50,000	49,906,278

U.S. Treasury Bills	2.40%-2.42%	04/11/2019	61,200	61,032,074

U.S. Treasury Bills	2.41%	04/16/2019	65,000	64,800,667

U.S. Treasury Bills	2.42%	04/18/2019	60,000	59,807,600

U.S. Treasury Bills	2.41%	04/23/2019	20,000	19,929,333

U.S. Treasury Bills	2.40%	04/25/2019	20,000	19,926,972

U.S. Treasury Bills	2.21%	04/30/2019	50,000	49,812,556

U.S. Treasury Bills	2.41%	05/16/2019	60,000	59,696,000

U.S. Treasury Bills	2.41%	05/23/2019	30,000	29,834,346

U.S. Treasury Bills	2.42%	05/30/2019	20,000	19,879,750

U.S. Treasury Bills	2.51%	06/13/2019	25,000	24,820,889

U.S. Treasury Bills	2.52%	06/20/2019	25,000	24,808,448

U.S. Treasury Bills	2.51%	06/27/2019	50,000	49,593,556

U.S. Treasury Bills	2.49%	07/18/2019	35,000	34,667,558

U.S. Treasury Bills	2.47%-2.48%	07/25/2019	18,800	18,613,340

U.S. Treasury Bills	2.48%	08/01/2019	10,000	9,895,875

U.S. Treasury Bills	2.49%	08/22/2019	13,000	12,845,744

U.S. Treasury Bills	2.49%	08/29/2019	10,000	9,876,568

				970,389,073

U.S. Treasury Notes-19.40%(b)

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.47%	04/30/2019	93,000	93,006,657

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.43%	04/30/2020	35,000	35,000,801

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.44%	07/31/2020	29,000	28,999,195

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.44%	10/31/2020	35,000	34,998,111

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.51%	01/31/2021	17,000	16,989,578

				208,994,342

TOTAL INVESTMENTS IN SECURITIES-109.46% (Cost $1,179,383,415)				1,179,383,415

OTHER ASSETS LESS LIABILITIES-(9.46)%				(101,926,860)

NET ASSETS-100.00%				$1,077,456,555

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	11.0%

8-30	18.7

31-60	23.4

61-90	19.7

91-180	16.5

181+	10.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-100.27%

Alabama-3.22%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$7,405	$ 7,405,000

Arizona-2.15%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	600	600,000

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	1,745	1,745,000

Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	2,595	2,595,000

				4,940,000

California-2.42%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street B&T Co.)(b)(c)	1.50%	03/12/2019	2,870	2,870,000

Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	03/12/2019	2,700	2,700,000

				5,570,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	823	823,000

Delaware-1.51%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	450	450,000

				3,465,000

District of Columbia-1.87%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	270	270,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	4,040	4,040,000

				4,310,000

Florida-8.18%

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	6,920	6,920,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	2,080	2,080,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	1,965	1,965,000

Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	3,945	3,945,000

Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,000	3,000,000

				18,820,000

Georgia-8.86%

Atlanta (City of), Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia-(continued)

Georgia (State of) Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	$3,690	$ 3,690,000

Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,875	2,875,000

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000

Houston (City of); Series 2018 E-2, Commercial Paper Notes	1.81%	03/05/2019	3,000	3,000,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,700	3,700,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	800	800,000

				20,385,000

Illinois-2.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	4,935	4,935,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000

				5,735,000

Indiana-7.19%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	4,575	4,575,000

Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	6,885	6,885,000

Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	3,082	3,081,500

Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,000	2,000,000

				16,541,500

Louisiana-1.05%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	1,490	1,490,000

St. James (Parish of) (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000

				2,420,000

Maryland-3.00%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital);
Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	2,700	2,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	300	300,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-Td Bank N.A.)(b)(c)	1.55%	07/01/2041	1,900	1,900,000

Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	2,000	2,000,000

				6,900,000

Massachusetts-0.66%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000

Michigan-2.58%

Kent (County of), Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	385	385,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan-(continued)

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,300	$ 1,300,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	4,240	4,240,000

				5,925,000

Minnesota-4.77%

Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	1,860	1,860,000

Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	6,130	6,130,000

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (LOC-Freddie Mac)(b)(c)	1.75%	10/01/2033	1,805	1,805,000

				10,970,000

Mississippi-2.43%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	585	585,000

Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	5,000	5,000,000

				5,585,000

Missouri-4.70%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	485	485,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	1,160	1,160,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.45%	02/01/2031	2,376	2,376,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000

St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center);
Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	6,500	6,500,000

				10,816,000

New York-9.79%

New York (City of);
Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,900	3,900,000

Subseries 2010 G-4, VRD Unlimited Tax GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000

New York (City of) Municipal Water Finance Authority; Subseries 2012 A-1, VRD Water & Sewer System RB(b)	1.55%	06/15/2044	5,885	5,885,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	2,000	2,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(b)(c)	1.50%	05/01/2050	1,000	1,000,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000

Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,000	2,000,000

				22,520,000

North Carolina-2.28%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	500	500,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina-(continued)

Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	05/01/2036	$2,200	$ 2,200,000

				5,250,000

Ohio-3.09%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	6,900	6,900,000

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000

				7,100,000

Pennsylvania-2.75%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	2,515	2,515,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	07/01/2027	1,010	1,010,000

				6,320,000

Texas-11.17%

Aledo Independent School District; Series 2006A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	8,410	8,410,000

Harris (County of); Series 2019 C, GO Commercial Paper Notes	1.52%	03/07/2019	1,150	1,150,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	635	635,000

Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,100	1,100,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,532	2,532,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	2,600	2,600,000

Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,750	3,750,000

University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	5,525	5,525,000

				25,702,000

Utah-4.54%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	5,050	5,050,000

Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(b)	1.42%	05/15/2036	4,900	4,900,000

Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	500	500,000

				10,450,000

Virginia-3.20%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	2,855	2,855,000

University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	2,200	2,200,000

Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	2,300	2,300,000

				7,355,000

Washington-2.45%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	550	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington-(continued)

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	$5,085	$ 5,085,000

				5,635,000

West Virginia-1.77%

Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	1,045	1,045,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	3,030	3,030,000

				4,075,000

Wisconsin-1.79%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	4,120	4,120,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-100.27% (Cost $230,662,500)				230,662,500

OTHER ASSETS LESS LIABILITIES-(0.27)%				(611,017)

NET ASSETS-100.00%				$230,051,483

Investment Abbreviations:

BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
Sr.	- Senior
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.4%; other countries less than 5% each: 12.1%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Federal Home Loan Bank	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	96.3%

8-30	0.0

31-60	1.6

61-90	2.1

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$1,672,321,464	$393,675,490	$14,573,594,368	$14,145,416,627	$1,179,383,415	$230,662,500

Repurchase agreements, at value and cost	592,505,430	156,407,015	6,930,621,619	8,750,343,742	-	-

Receivable for:
Investments sold	-	-	49,820,717	-	-	15,000

Interest	2,155,114	238,938	8,514,722	13,630,831	415,211	310,502

Investment for trustee deferred compensation and retirement plans	3,566,708	985,092	2,118,043	965,321	112,023	346,774

Other assets	42,333	172,771	132,570	106,014	30,181	49,243

Total assets	2,270,591,049	551,479,306	21,564,802,039	22,910,462,535	1,179,940,830	231,384,019

Liabilities:

Payable for:
Investments purchased	-	4,981,944	647,563,222	697,375,778	99,718,833	-

Amount due custodian	-	-	49,821,197	493,875	227,726	635,879

Dividends	4,017,639	976,841	37,911,436	36,277,826	2,256,876	214,353

Accrued fees to affiliates	88,825	23,110	2,139,524	1,287,625	77,815	27,837

Accrued trustees’ and officers’ fees and benefits	6,969	3,904	49,392	46,051	5,566	3,312

Accrued operating expenses	72,466	50,244	907,269	1,244,976	71,409	70,136

Trustee deferred compensation and retirement plans	3,966,134	1,084,839	2,441,081	1,161,119	126,050	381,019

Total liabilities	8,152,033	7,120,882	740,833,121	737,887,250	102,484,275	1,332,536

Net assets applicable to shares outstanding	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net assets consist of:

Shares of beneficial interest	$2,261,957,190	$543,593,935	$20,822,797,825	$22,172,651,906	$1,077,505,656	$230,205,603

Distributable earnings	481,826	764,489	1,171,093	(76,621)	(49,101)	(154,120)

	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net Assets:

Institutional Class	$2,233,541,390	$541,523,123	$18,487,997,041	$20,784,034,360	$1,030,609,368	$134,213,442

Private Investment Class	$5,284,332	$1,312,548	$547,697,575	$418,347,262	$5,642,552	$25,775,848

Personal Investment Class	$11,243	$488,163	$190,759,007	$12,720,131	$167,090	$10,074

Cash Management Class	$21,321,177	$620,691	$351,820,743	$375,736,818	$1,393,829	$30,879,386

Reserve Class	$401,145	$271,336	$202,266,155	$290,258,341	$39,429,800	$16,149,541

Resource Class	$953,670	$121,951	$708,053,389	$225,052,377	$203,613	$23,013,068

Corporate Class	$926,059	$20,612	$335,375,008	$66,425,996	$10,303	$10,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,232,858,622	541,528,479	18,486,292,215	20,783,999,986	1,030,601,822	134,198,517

Private Investment Class	5,282,734	1,312,569	547,647,064	418,346,569	5,642,518	25,772,981

Personal Investment Class	11,240	488,174	190,741,413	12,720,111	167,089	10,073

Cash Management Class	21,314,452	620,700	351,788,294	375,736,197	1,393,820	30,875,951

Reserve Class	401,024	271,340	202,247,502	290,257,861	39,429,566	16,147,745

Resource Class	953,382	121,953	707,988,089	225,052,005	203,611	23,010,508

Corporate Class	925,778	20,612	335,344,078	66,425,886	10,303	10,123

Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,264,499,321	$550,089,511	$21,504,215,987	$22,895,760,369	$1,179,383,415	$230,662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$26,660,163	$6,337,021	$259,809,054	$255,506,029	$15,289,793	$1,627,627

Expenses:

Advisory fees	1,586,489	393,699	16,799,546	11,084,434	853,530	206,010

Administrative services fees	522,938	142,553	4,302,757	4,250,590	338,477	52,938

Custodian fees	11,508	4,896	342,263	1,102,710	18,314	2,493

Distribution fees:
Private Investment Class	8,067	2,006	756,279	641,285	6,958	33,608

Personal Investment Class	31	1,566	427,197	34,073	805	27

Cash Management Class	4,129	281	168,192	147,397	942	12,754

Reserve Class	1,765	1,167	961,516	1,295,190	162,907	62,573

Resource Class	975	104	469,235	196,505	148	3,267

Corporate Class	227	3	56,411	18,456	2	2

Transfer agent fees	97,717	23,622	1,007,973	997,599	61,209	9,426

Trustees’ and officers’ fees and benefits	26,122	13,210	182,216	180,909	19,151	10,685

Registration and filing fees	46,560	50,560	98,757	116,357	47,074	52,627

Reports to shareholders	5,528	5,650	34,468	71,000	6,155	4,539

Professional services fees	39,604	26,654	109,716	283,884	33,603	24,764

Other	36,617	24,919	164,815	534,216	37,249	19,762

Total expenses	2,388,277	690,890	25,881,341	20,954,605	1,586,524	495,475

Less: Fees waived	(469,293)	(213,324)	(2,883,082)	-	(213,136)	(177,428)

Net expenses	1,918,984	477,566	22,998,259	20,954,605	1,373,388	318,047

Net investment income	24,741,179	5,859,455	236,810,795	234,551,424	13,916,405	1,309,580

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	12,356	723	692,772	(92,328)	6,954	-

Change in net unrealized appreciation (depreciation) of investment securities	(313,895)	(62,106)	-	-	-	-

Net realized and unrealized gain (loss)	(301,539)	(61,383)	692,772	(92,328)	6,954	-

Net increase in net assets resulting from operations	$24,439,640	$5,798,072	$237,503,567	$234,459,096	$13,923,359	$1,309,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018

Operations:
Net investment income	$24,741,179	$34,753,060	$5,859,455	$6,737,661

Net realized gain	12,356	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(313,895)	610,550	(62,106)	45,561

Net increase in net assets resulting from operations	24,439,640	35,379,784	5,798,072	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(24,534,765)	(34,416,266)	(5,830,955)	(6,691,735)

Private Investment Class	(54,958)	(82,653)	(12,858)	(20,355)

Personal Investment Class	(99)	(116)	(4,752)	(5,967)

Cash Management Class	(120,460)	(120,608)	(7,506)	(13,942)

Reserve Class	(3,000)	(4,925)	(1,827)	(2,844)

Resource Class	(10,475)	(15,304)	(1,333)	(2,517)

Corporate Class	(17,422)	(113,188)	(224)	(301)

Total distributions from distributable earnings	(24,741,179)	(34,753,060)	(5,859,455)	(6,737,661)

Share transactions-net:
Institutional Class	(109,609,040)	2,046,652,052	16,792,271	100,814,065

Private Investment Class	(577,514)	(1,120,462)	(276,848)	(255,402)

Personal Investment Class	10	10	(127,954)	5,508

Cash Management Class	15,138,839	(1,557,953)	(158,291)	(369,075)

Reserve Class	(17,118)	(526,153)	1,751	(231,056)

Resource Class	(41,739)	(331,634)	(63,953)	2,359

Corporate Class	(999,798)	(7,555,486)	218	285

Net increase (decrease) in net assets resulting from share transactions	(96,106,360)	2,035,560,374	16,167,194	99,966,684

Net increase (decrease) in net assets	(96,407,899)	2,036,187,098	16,105,811	100,013,803

Net assets:
Beginning of period	2,358,846,915	322,659,817	528,252,613	428,238,810

End of period	$2,262,439,016	$2,358,846,915	$544,358,424	$528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018

Operations:
Net investment income	$236,810,795	$343,381,843	$234,551,424	$358,626,619

Net realized gain (loss)	692,772	299,297	(92,328)	338,020

Net increase in net assets resulting from operations	237,503,567	343,681,140	234,459,096	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(215,352,750)	(316,976,537)	(221,064,799)	(343,597,288)

Private Investment Class	(4,645,350)	(5,753,138)	(3,934,618)	(4,396,499)

Personal Investment Class	(1,255,410)	(1,091,648)	(98,502)	(87,553)

Cash Management Class	(4,324,081)	(5,455,079)	(3,812,674)	(3,514,488)

Reserve Class	(1,406,919)	(1,727,217)	(1,927,609)	(1,593,154)

Resource Class	(5,864,013)	(6,151,737)	(2,427,330)	(3,257,378)

Corporate Class	(3,962,272)	(6,226,487)	(1,285,892)	(2,180,259)

Total distributions from distributable earnings	(236,810,795)	(343,381,843)	(234,551,424)	(358,626,619)

Share transactions-net:
Institutional Class	(1,744,520,588)	(2,572,323,178)	(1,545,847,685)	(5,361,767,419)

Private Investment Class	29,945,998	(57,087,888)	(7,399,493)	(84,746,276)

Personal Investment Class	72,871,813	(22,360,529)	4,399,545	(12,808,614)

Cash Management Class	(94,939,185)	(32,654,595)	42,388,472	164,319,452

Reserve Class	(26,260,254)	(22,210,837)	80,629,705	38,672,367

Resource Class	182,598,030	48,590,008	(7,240,187)	(109,853,171)

Corporate Class	(131,996,469)	(140,464,356)	(79,850,183)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,712,300,655)	(2,798,511,375)	(1,512,919,826)	(5,544,345,781)

Net increase (decrease) in net assets	(1,711,607,883)	(2,798,212,078)	(1,513,012,154)	(5,544,007,761)

Net assets:
Beginning of period	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of period	$20,823,968,918	$22,535,576,801	$22,172,575,285	$23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018

Operations:
Net investment income	$13,916,405	$17,884,636	$1,309,580	$1,799,189

Net realized gain (loss)	6,954	28,696	-	(4,370)

Net increase in net assets resulting from operations	13,923,359	17,913,332	1,309,580	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(13,605,626)	(17,548,675)	(887,116)	(1,178,614)

Private Investment Class	(50,875)	(32,722)	(151,113)	(257,237)

Personal Investment Class	(2,245)	(1,848)	(41)	(2,800)

Cash Management Class	(23,447)	(30,650)	(207,672)	(244,208)

Reserve Class	(232,236)	(269,491)	(37,926)	(64,811)

Resource Class	(1,870)	(1,118)	(25,630)	(51,452)

Corporate Class	(106)	(132)	(82)	(67)

Total distributions from distributable earnings	(13,916,405)	(17,884,636)	(1,309,580)	(1,799,189)

Share transactions-net:
Institutional Class	(249,733,796)	(26,061,641)	6,552,286	16,846,975

Private Investment Class	(441,684)	2,860,154	(2,284,380)	709,862

Personal Investment Class	(227,723)	346,971	40	(1,995,739)

Cash Management Class	(1,771,470)	1,547,656	(1,005,085)	4,269,240

Reserve Class	6,033,374	(2,229,222)	1,998,738	492,985

Resource Class	108,352	1,077	20,511,389	(3,499,087)

Corporate Class	102	124	66	10,056

Net increase (decrease) in net assets resulting from share transactions	(246,032,845)	(23,534,881)	25,773,054	16,834,292

Net increase (decrease) in net assets	(246,025,891)	(23,506,185)	25,773,054	16,829,922

Net assets:
Beginning of period	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of period	$1,077,456,555	$1,323,482,446	$230,051,483	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34                             Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

35                             Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

36                             Short-Term Investments Trust

(2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense	Yield
	Limitation	Waivers

Invesco Liquid Assets Portfolio	$ 469,293	$-

Invesco STIC Prime Portfolio	213,324	-

Invesco Treasury Portfolio	2,883,082	-

Invesco Government & Agency Portfolio	-	-

Invesco Treasury Obligations Portfolio	213,136	-

Invesco Tax-Free Cash Reserve Portfolio	176,209	-

Voluntary fee waivers for the six months ended February 28, 2019 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,219	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

 Prices are determined using other significant observable inputs. Observable inputs are inputs that other  market participants may use in pricing a security. These may include quoted prices for similar securities,  interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates,  volatilities and others.

37                             Short-Term Investments Trust

Level 3 –

 Prices are determined using significant unobservable inputs. In situations where quoted prices or observable  inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the  period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about  the factors market participants would use in determining fair value of the securities or instruments and would  be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco STIC Prime Portfolio	$ -	$ 600,237	$-

Invesco Tax-Free Cash Reserve Portfolio	101,283,916	104,025,817	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term	Not Subject to
Fund	2019	Expiration	Total*

Invesco Government & Agency Portfolio	$-	$191,635	$191,635

Invesco Treasury Obligations Portfolio	-	41,811	41,811

Invesco Tax-Free Cash Reserve Portfolio	30,074	19,092	49,166

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38                             Short-Term Investments Trust

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Treasury Portfolio	$21,504,222,664	$-	$(6,677)	$(6,677)

Invesco Government & Agency Portfolio	22,895,762,013	-	(1,644)	(1,644)

Invesco Treasury Obligations Portfolio	1,179,385,115	-	(1,700)	(1,700)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

39                             Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	5,012,901,470	$5,014,022,749	11,428,619,333	$11,430,459,074

Private Investment Class	285,948	286,011	296,154	296,213

Cash Management Class	94,822,798	94,842,464	76,229,664	76,244,103

Reserve Class	4,378	4,376	29,385	29,391

Resource Class	4,732	4,733	185	185

Corporate Class	395,953	396,011	32,928,336	32,934,007

Issued as reinvestment of dividends:

Institutional Class	5,064,842	5,065,591	3,254,561	3,255,227

Private Investment Class	43,620	43,626	65,917	65,928

Personal Investment Class	10	10	10	10

Cash Management Class	57,949	57,958	78,582	78,596

Reserve Class	2,907	2,908	4,871	4,872

Resource Class	10,347	10,348	14,741	14,744

Corporate Class	17,419	17,422	108,271	108,285

Reacquired:

Institutional Class	(5,127,594,406)	(5,128,697,380)	(9,385,489,530)	(9,387,062,249)

Private Investment Class	(906,953)	(907,151)	(1,482,383)	(1,482,603)

Cash Management Class	(79,744,302)	(79,761,583)	(77,866,227)	(77,880,652)

Reserve Class	(24,396)	(24,402)	(560,376)	(560,416)

Resource Class	(56,813)	(56,820)	(346,497)	(346,563)

Corporate Class	(1,412,869)	(1,413,231)	(40,592,273)	(40,597,778)

Net increase (decrease) in share activity	(96,127,366)	$(96,106,360)	2,035,292,724	$2,035,560,374

(a)	73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	616,911,751	$616,912,208	1,391,467,414	$1,391,466,950

Private Investment Class	17,493	17,493	841,532	841,537

Personal Investment Class	10	10	-	-

Cash Management Class	32,539	32,539	408,572	408,575

Reserve Class	342	342	5	5

Issued as reinvestment of dividends:

Institutional Class	3,613,977	3,613,977	3,411,844	3,411,791

Private Investment Class	12,251	12,251	19,003	19,002

Personal Investment Class	4,752	4,752	5,534	5,535

Cash Management Class	4,904	4,904	9,091	9,090

Reserve Class	1,747	1,747	2,835	2,835

Resource Class	1,295	1,295	2,358	2,359

Corporate Class	218	218	286	285

Reacquired:

Institutional Class	(603,733,007)	(603,733,914)	(1,294,068,817)	(1,294,064,676)

Private Investment Class	(306,592)	(306,592)	(1,115,941)	(1,115,941)

Personal Investment Class	(132,716)	(132,716)	(27)	(27)

Cash Management Class	(195,734)	(195,734)	(786,748)	(786,740)

Reserve Class	(338)	(338)	(233,896)	(233,896)

Resource Class	(65,248)	(65,248)	-	-

Net increase in share activity	16,167,644	$16,167,194	99,963,045	$99,966,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	96,355,326,640	$96,355,326,640	191,918,070,818	$191,918,070,818

Private Investment Class	588,042,253	588,042,253	1,373,550,349	1,373,550,349

Personal Investment Class	639,356,569	639,356,569	1,029,056,714	1,029,056,714

Cash Management Class	1,418,168,818	1,418,168,818	3,628,925,469	3,628,925,469

Reserve Class	476,369,566	476,369,566	716,399,473	716,399,473

Resource Class	531,649,398	531,649,398	778,758,603	778,758,603

Corporate Class	3,144,131,976	3,144,131,976	6,094,873,392	6,094,873,392

Issued as reinvestment of dividends:

Institutional Class	56,593,898	56,593,898	71,641,952	71,641,952

Private Investment Class	1,252,998	1,252,998	1,001,889	1,001,889

Personal Investment Class	1,094,189	1,094,189	1,002,329	1,002,329

Cash Management Class	4,157,507	4,157,507	4,359,519	4,359,519

Reserve Class	1,267,531	1,267,531	1,547,178	1,547,178

Resource Class	1,144,936	1,144,936	1,262,800	1,262,800

Corporate Class	3,253,627	3,253,627	4,316,947	4,316,947

Reacquired:

Institutional Class	(98,156,441,126)	(98,156,441,126)	(194,562,035,948)	(194,562,035,948)

Private Investment Class	(559,349,253)	(559,349,253)	(1,431,640,126)	(1,431,640,126)

Personal Investment Class	(567,578,945)	(567,578,945)	(1,052,419,572)	(1,052,419,572)

Cash Management Class	(1,517,265,510)	(1,517,265,510)	(3,665,939,583)	(3,665,939,583)

Reserve Class	(503,897,351)	(503,897,351)	(740,157,488)	(740,157,488)

Resource Class	(350,196,304)	(350,196,304)	(731,431,395)	(731,431,395)

Corporate Class	(3,279,382,072)	(3,279,382,072)	(6,239,654,695)	(6,239,654,695)

Net increase (decrease) in share activity	(1,712,300,655)	$(1,712,300,655)	(2,798,511,375)	$(2,798,511,375)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	91,001,016,296	$91,001,016,296	247,813,982,127	$247,813,982,127

Private Investment Class	846,349,780	846,349,780	1,691,041,762	1,691,041,762

Personal Investment Class	24,562,853	24,562,853	22,767,729	22,767,729

Cash Management Class	637,601,536	637,601,536	1,160,198,493	1,160,198,493

Reserve Class	556,332,185	556,332,185	912,998,598	912,998,598

Resource Class	1,418,025,195	1,418,025,195	2,889,383,856	2,889,383,856

Corporate Class	311,762,653	311,762,653	1,680,502,506	1,680,502,506

Issued as reinvestment of dividends:

Institutional Class	57,422,934	57,422,934	72,936,103	72,936,103

Private Investment Class	1,664,693	1,664,693	1,388,818	1,388,818

Personal Investment Class	69,287	69,287	49,917	49,917

Cash Management Class	2,519,471	2,519,471	2,379,887	2,379,887

Reserve Class	1,666,823	1,666,823	1,398,425	1,398,425

Resource Class	1,586,992	1,586,992	2,270,177	2,270,177

Corporate Class	330,695	330,695	346,270	346,270

Reacquired:

Institutional Class	(92,604,286,915)	(92,604,286,915)	(253,248,685,649)	(253,248,685,649)

Private Investment Class	(855,413,966)	(855,413,966)	(1,777,176,856)	(1,777,176,856)

Personal Investment Class	(20,232,595)	(20,232,595)	(35,626,260)	(35,626,260)

Cash Management Class	(597,732,535)	(597,732,535)	(998,258,928)	(998,258,928)

Reserve Class	(477,369,303)	(477,369,303)	(875,724,656)	(875,724,656)

Resource Class	(1,426,852,374)	(1,426,852,374)	(3,001,507,204)	(3,001,507,204)

Corporate Class	(391,943,531)	(391,943,531)	(1,859,010,896)	(1,859,010,896)

Net increase (decrease) in share activity	(1,512,919,826)	$(1,512,919,826)	(5,544,345,781)	$(5,544,345,781)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

            In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	524,338,990	$524,338,990	1,111,333,157	$1,111,333,157

Private Investment Class	5,775,279	5,775,279	6,402,656	6,402,656

Personal Investment Class	1,069,050	1,069,050	2,424,596	2,424,596

Cash Management Class	2,699	2,699	3,404,184	3,404,184

Reserve Class	62,710,380	62,710,380	165,401,910	165,401,910

Resource Class	2,072,484	2,072,484	1,077	1,077

Issued as reinvestment of dividends:

Institutional Class	805,937	805,937	871,181	871,181

Private Investment Class	50,875	50,875	25,972	25,972

Personal Investment Class	1,718	1,718	657	657

Cash Management Class	23,447	23,447	26,644	26,644

Reserve Class	207,308	207,308	236,440	236,440

Resource Class	159	159	-	-

Corporate Class	102	102	124	124

Reacquired:

Institutional Class	(774,878,723)	(774,878,723)	(1,138,265,979)	(1,138,265,979)

Private Investment Class	(6,267,838)	(6,267,838)	(3,568,474)	(3,568,474)

Personal Investment Class	(1,298,491)	(1,298,491)	(2,078,282)	(2,078,282)

Cash Management Class	(1,797,616)	(1,797,616)	(1,883,172)	(1,883,172)

Reserve Class	(56,884,314)	(56,884,314)	(167,867,572)	(167,867,572)

Resource Class	(1,964,291)	(1,964,291)	-	-

Net increase (decrease) in share activity	(246,032,845)	$(246,032,845)	(23,534,881)	$(23,534,881)

(a)	81% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	80,298,113	$80,298,113	145,257,757	$145,257,757

Private Investment Class	26,855,314	26,855,314	69,282,391	69,282,391

Personal Investment Class	-	-	10,389	10,389

Cash Management Class	44,778,877	44,778,877	18,777,674	18,777,674

Reserve Class	31,036,730	31,036,730	76,263,241	76,263,241

Resource Class	30,546,844	30,546,844	5,290,233	5,290,233

Corporate Class	110,000	110,000	10,000	10,000

Issued as reinvestment of dividends:

Institutional Class	430,894	430,894	530,228	530,228

Private Investment Class	137,826	137,826	222,751	222,751

Personal Investment Class	40	40	2,800	2,800

Cash Management Class	154,803	154,803	190,958	190,958

Reserve Class	35,434	35,434	59,800	59,800

Resource Class	16,035	16,035	48,820	48,820

Corporate Class	66	66	56	56

Reacquired:

Institutional Class	(74,176,721)	(74,176,721)	(128,941,010)	(128,941,010)

Private Investment Class	(29,277,520)	(29,277,520)	(68,795,280)	(68,795,280)

Personal Investment Class	-	-	(2,008,928)	(2,008,928)

Cash Management Class	(45,938,765)	(45,938,765)	(14,699,392)	(14,699,392)

Reserve Class	(29,073,426)	(29,073,426)	(75,830,056)	(75,830,056)

Resource Class	(10,051,490)	(10,051,490)	(8,838,140)	(8,838,140)

Corporate Class	(110,000)	(110,000)	-	-

Net increase in share activity	25,773,054	$25,773,054	16,834,292	$16,834,292

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                             Short-Term Investments Trust

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/19	$1.0004	$0.0115	$(0.0001)	$0.0114	$(0.0115)	$ -	$(0.0115)	$1.0003	1.15%	$ 926	0.21%(c)	0.25%(c)	2.31%(c)
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	(0.0157)	1.0004	1.60	1,926	0.21	0.26	1.70
Year ended 08/31/17	1.00	0.0048	0.0036	0.0084	(0.0077)	(0.0005)	(0.0082)	1.0002	0.81	9,483	0.21	0.29	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.30	169,660	0.18	0.21	0.31
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	1,054,301	0.17	0.20	0.05
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	670,700	0.17	0.20	0.04
Invesco STIC Prime Portfolio
Six months ended 02/28/19	1.0001	0.0109	(0.0001)	0.0108	(0.0109)	-	(0.0109)	1.0000	1.09	21	0.21(c)	0.29(c)	2.20(c)
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	(0.0149)	1.0001	1.51	20	0.21	0.30	1.52
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	-	(0.0066)	1.0000	0.66	20	0.21	0.30	0.59
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.24	9	0.17	0.23	0.23
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	77,043	0.07	0.22	0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	59,554	0.06	0.22	0.08
Invesco Treasury Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.05	335,375	0.21(c)	0.24(c)	2.11(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	467,373	0.21	0.23	1.34
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.49	607,827	0.21	0.23	0.49
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.14	1,173,253	0.17	0.21	0.14
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	1,770,653	0.06	0.20	0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	1,423,728	0.04	0.20	0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.05	66,426	0.20(c)	0.20(c)	2.11(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	146,277	0.18	0.18	1.32
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.53	324,437	0.18	0.18	0.55
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.17	316,444	0.16	0.18	0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	631,189	0.08	0.16	0.02
Year ended 08/31/14	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.02	659,821	0.06	0.16	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.03	10	0.21(c)	0.24(c)	2.08(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.31	10	0.21	0.24	1.31
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.41	10	0.21	0.25	0.45
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.11	2,948	0.14	0.39	0.11
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	28,019	0.00	0.36	0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.04	50,514	0.02	0.32	0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.66	10	0.23(c)	0.40(c)	1.35(c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.97	10	0.23	0.41	0.98
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	0	0.23	0.40	0.53
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	32	0.10	0.34	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	26,479	0.03	0.34	0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	31,522	0.04	0.33	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(C)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,528, $21, $379,192, $124,062, $10 and $13 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(09/01/18)	(02/28/19)[1]	Period[2]	(02/28/19)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,011.50	$1.05	$1,023.75	$1.05	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,010.90	1.05	1,023.75	1.05	0.21
Invesco Treasury Portfolio	1,000.00	1,010.50	1.05	1,023.75	1.05	0.21
Invesco Government & Agency Portfolio	1,000.00	1,010.50	1.00	1,023.80	1.00	0.20
Invesco Treasury Obligations Portfolio	1,000.00	1,010.30	1.05	1,023.75	1.05	0.21
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.60	1.14	1,023.65	1.15	0.23

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2

Semiannual Report to Shareholders	February 28, 2019

Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
28	Financial Statements
34	Notes to Financial Statements
46	Financial Highlights
47	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option 1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/19

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 30 days	27 days	59 days	$21.3 million
Invesco STIC Prime[1]	9 - 19 days	11 days	11 days	620.7 thousand
Invesco Treasury[2]	21 - 44 days	43 days	113 days	351.8 million
Invesco Government & Agency[2]	24 - 40 days	40 days	107 days	375.7 million
Invesco Treasury Obligations[2]	34 - 48 days	45 days	104 days	1.4 million
Invesco Tax-Free Cash Reserve[3]	7 - 11 days	8 days	8 days	30.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                         Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

                We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-41.22%(a)
Asset-Backed Securities - Fully Supported-5.80%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$10,000	$9,995,188

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	25,000	24,942,937

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.85%	03/04/2019	25,000	24,993,256

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	25,000	24,765,458

Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)(c)	2.52%	03/18/2019	26,700	26,667,106

Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	20,000	19,993,250

				131,357,195

Asset-Backed Securities - Fully Supported Bank-14.66%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.45%	03/06/2019	15,000	14,993,938

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	35,000	34,894,775

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	10,000	9,961,975

Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	15,000	15,000,060

Collateralized Commercial Paper FLEX Co., LLC (Multi-CEP’s)(b)	2.97%	08/06/2019	25,000	24,715,346

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.87%	03/01/2019	43,315	43,312,088

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	20,000	19,994,604

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.00%	03/01/2019	50,000	49,996,639

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.78%	03/11/2019	15,000	14,988,885

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.82%	03/18/2019	10,000	9,987,805

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	19,250	19,067,735

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	15,000	14,855,735

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.73%	04/22/2019	10,000	9,962,768

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	50,000	49,976,521

				331,708,874

Consumer Finance-1.77%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	40,000	40,012,826

Diversified Banks-14.79%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	20,000	20,014,658

Banco Santander, S.A.(c)	2.40%	03/06/2019	50,000	49,979,992

HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	40,000	40,011,269

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(c)(d)	2.75%	08/07/2019	20,000	20,002,040

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	10,000	10,000,000

Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,965,306

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	30,000	29,876,262

ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	45,000	45,001,996

ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	10,000	10,007,241

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.60%	08/23/2019	25,000	25,005,925

Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	3.02%	01/03/2020	15,000	15,023,955

Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.86%	07/10/2019	25,000	24,762,858

United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	25,000	24,907,337

				334,558,839

Diversified Capital Markets-0.66%
UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	15,000	15,007,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks-1.77%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	$25,000	$25,000,000

ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,018,009

				40,018,009

Specialized Finance-1.77%
Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	40,000	40,000,000

Total Commercial Paper (Cost $932,440,146)				932,663,579

Certificates of Deposit-28.28%
Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	93,000	93,000,000

Banco Del Estado De Chile(c)	2.70%	05/10/2019	60,000	60,013,935

Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	25,000	25,009,438

Bank of Nova Scotia (1 mo. USD LIBOR + 0.11%) (Canada)(c)(d)	2.59%	08/26/2019	20,000	19,997,800

Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	30,000	30,020,408

Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,003,483

China Construction Bank Corp.(c)	2.72%	03/19/2019	15,000	15,001,908

China Construction Bank Corp.(c)	2.75%	05/13/2019	20,000	20,002,851

China Construction Bank Corp.(c)	2.76%	03/14/2019	25,000	25,002,919

Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	20,000	20,000,398

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	83,000	83,000,000

MUFG Bank, Ltd.(c)	2.68%	04/17/2019	12,000	12,001,979

MUFG Bank, Ltd.(c)	2.69%	08/21/2019	20,000	19,742,645

MUFG Bank, Ltd.(c)	2.86%	07/09/2019	20,000	20,019,522

Natixis (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.81%	11/07/2019	35,000	35,005,711

Royal Bank of Canada (3 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.76%	05/20/2019	20,000	20,006,920

Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	20,000	20,001,466

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.41%	03/04/2019	30,000	30,000,078

Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	15,000	15,003,404

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	25,000	25,006,216

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.30%) (Canada)(c)(d)	2.81%	07/22/2019	30,000	30,006,301

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	12,000	12,003,021

Total Certificates of Deposit (Cost $639,744,311)				639,850,403

Variable Rate Demand Notes-3.53%(e)
Credit Enhanced-3.53%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	2,120	2,120,000

Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	9,500	9,499,999

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	2,800	2,800,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	15,000	15,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	11,035	11,035,000

New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	20,500	20,500,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	5,840	5,840,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.58%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$10,000	$10,000,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.55%	07/01/2040	1,495	1,495,000

Total Variable Rate Demand Notes (Cost $79,789,999)				79,789,999

U.S. Dollar Denominated Bonds & Notes-0.89%

Diversified Banks-0.89%
National Australia Bank Ltd.; Sr. Unsec. Notes (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.95%	08/29/2019	20,000	20,017,483

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,019,435)				20,017,483

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.92% (Cost $1,671,993,891)				1,672,321,464

			Repurchase Amount
Repurchase Agreements-26.19%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	9,000,625	9,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	25,001,736	25,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(h)	2.55%	03/01/2019	15,007,438	15,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 - 06/25/2046)(i)	3.22%	-	-	61,500,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(h)	2.60%	03/07/2019	15,007,583	15,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(h)	2.52%	03/07/2019	23,011,270	23,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $20,009,917 (collateralized by domestic non-agency mortage-backed securities, a foreign non-agency mortage-backed security and a foreign non-agency asset-backed security valued at $22,000,000; 0% - 6.50%; 07/20/2020 - 01/02/2047)(c)(h)	2.55%	03/07/2019	20,009,917	20,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	10,000,694	10,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	199,019,913	199,005,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(i)	3.11%	-	$-	$25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(i)	2.50%	-	-	30,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	50,003,472	50,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	110,007,914	110,000,000

Total Repurchase Agreements (Cost $592,505,430)				592,505,430

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.11% (Cost $2,264,499,321)				2,264,826,894

OTHER ASSETS LESS LIABILITIES-(0.11)%				(2,387,878)

NET ASSETS-100.00%				$2,262,439,016

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $712,145,115, which represented 31.48% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.7%; Canada: 12.6%; Netherlands: 9.9%; France: 9.2%; Switzerland: 8.5%; China: 7.7%; Australia: 5.9%; other countries less than 5% each: 13.8%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	49.5%

8-30	4.9

31-60	12.2

61-90	8.6

91-180	12.1

181+	12.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-47.89%(a)

Asset-Backed Securities - Fully Supported- 6.79%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$15,000	$14,992,781

Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.54%	03/15/2019	10,000	9,989,938

Manahattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	2.63%	03/04/2019	2,000	1,999,467

Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.50%	03/19/2019	10,000	9,986,594

				36,968,780

Asset-Backed Securities - Fully Supported Bank-14.69%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.69%	03/01/2019	15,000	14,998,997

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.58%	04/02/2019	15,000	14,965,873

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	10,000	9,999,328

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.77%	03/04/2019	15,000	14,995,953

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	10,000	9,995,304

Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.64%	03/11/2019	15,000	14,988,794

				79,944,249

Asset-Backed Securities - Multi-Purpose-7.47%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.56%	04/05/2019	15,000	14,962,665

CHARTA, LLC(b)	2.50%-2.62%	03/04/2019	15,700	15,695,806

Regency Markets No. 1 LLC(b)(c)	2.50%	03/15/2019	10,000	9,989,771

				40,648,242

Diversified Banks-15.28%
Banco Santander, S.A.(c)	2.64%	03/08/2019	15,000	14,991,970

China Construction Bank Corp.(b)(c)	2.79%	03/11/2019	15,000	14,988,821

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.53%	04/04/2019	10,000	9,976,035

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.52%	04/29/2019	5,000	4,979,042

Industrial & Commercial Bank of China Ltd.(b)(c)	2.68%	03/26/2019	7,500	7,486,447

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	7,000	6,971,128

Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.52%-2.55%	03/11/2019	8,815	8,808,312

Toronto-Dominion Bank (Canada)(b)(c)	2.48%	03/01/2019	15,000	14,999,006

				83,200,761

Insurance Brokers-0.91%
MetLife Short Term Funding LLC(b)	0.00%	04/22/2019	5,000	4,981,531

Specialized Finance-2.75%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.53%	04/08/2019	15,000	14,959,456

Total Commercial Paper (Cost $260,712,380)				260,703,019

Certificates of Deposit-16.17%
Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	27,000	27,000,000

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	27,000	27,000,000

Norinchukin Bank(c)	2.55%	03/25/2019	15,000	15,001,031

Sumitomo Mitsui Banking Corp.(c)	2.76%	03/07/2019	4,000	4,000,250

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.56%	03/26/2019	15,000	15,001,190

Total Certificates of Deposit (Cost $88,000,116)				88,002,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-8.26%(d)
Credit Enhanced-6.53%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	2.47%	11/01/2030	$2,645	$2,645,000

Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.50%	04/01/2019	8,000	8,000,000

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	2.51%	05/01/2037	3,515	3,515,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.55%	11/01/2049	2,910	2,910,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.60%	11/01/2049	13,000	13,000,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	2.50%	01/01/2033	5,500	5,500,000

				35,570,000

Other Variable Rate Demand Notes-1.73%
Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD Taxable IDR(b)	2.40%	08/01/2045	9,400	9,400,000

Total Variable Rate Demand Notes (Cost $44,970,000)				44,970,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-72.32% (Cost $393,682,496)				393,675,490

			Repurchase Amount
Repurchase Agreements-28.73%(f)
Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(g)	2.55%	03/01/2019	5,002,479	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(g)	2.52%	03/07/2019	5,002,450	5,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $10,500,000; 0.13% - 7.00%; 04/25/2032 - 02/25/2059)(c)(h)	2.79%	04/04/2019	10,000,000	10,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	26,408,937	26,407,015

J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,862,066; 0% - 7.63%; 10/15/2047 - 06/15/2057)(i)	2.60%	-	-	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	$20,001,389	$20,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	25,001,799	25,000,000

Total Repurchase Agreements (Cost $156,407,015)				156,407,015

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.05% (Cost $550,089,511)				550,082,505

OTHER ASSETS LESS LIABILITIES-(1.05)%				(5,724,081)

NET ASSETS-100.00%				$544,358,424

Investment Abbreviations:

CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $258,621,111, which represented 47.51% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 15.8%; Canada: 15.6%; Netherlands: 12.9%; France: 10.1%; China: 8.3%; Switzerland: 5.5%; other countries less than 5% each: 13.0%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	63.1%

8-30	22.0

31-60	14.9

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-69.99%
U.S. Treasury Bills-55.65%(a)
U.S. Treasury Bills	2.39%	03/14/2019	$350,000	$349,699,827

U.S. Treasury Bills	2.36%-2.48%	04/04/2019	1,000,000	997,702,640

U.S. Treasury Bills	2.42%	04/11/2019	1,340,000	1,336,322,073

U.S. Treasury Bills	2.41%	04/16/2019	1,000,000	996,933,333

U.S. Treasury Bills	2.42%	04/18/2019	750,000	747,595,000

U.S. Treasury Bills	2.41%	04/23/2019	500,000	498,233,333

U.S. Treasury Bills	2.40%	04/25/2019	750,000	747,261,458

U.S. Treasury Bills	2.21%	04/30/2019	650,000	647,563,222

U.S. Treasury Bills	2.39%	05/02/2019	500,000	497,954,862

U.S. Treasury Bills	2.41%	05/16/2019	750,000	746,199,998

U.S. Treasury Bills	2.41%	05/23/2019	505,000	502,211,487

U.S. Treasury Bills	2.42%	05/30/2019	500,000	496,993,748

U.S. Treasury Bills	2.51%	06/13/2019	300,000	297,850,667

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.51%	06/27/2019	300,000	297,561,333

U.S. Treasury Bills	2.54%	07/05/2019	250,000	247,808,125

U.S. Treasury Bills	2.50%	07/11/2019	500,000	495,471,667

U.S. Treasury Bills	2.49%	07/18/2019	750,000	742,876,248

U.S. Treasury Bills	2.48%	07/25/2019	300,000	297,019,167

U.S. Treasury Bills	2.48%	08/01/2019	150,000	148,438,125

11,587,865,270

U.S. Treasury Notes-14.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	277,000	276,875,164

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	1,248,000	1,247,998,298

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	510,000	509,992,893

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	451,000	450,982,007

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	500,000	499,880,736

2,985,729,098

Total U.S. Treasury Securities (Cost $14,573,594,368)				14,573,594,368

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.99% (Cost $14,573,594,368)				14,573,594,368

			Repurchase Amount

Repurchase Agreements-33.28%(c)
Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $250,017,778 (collateralized by U.S. Treasury obligations valued at $255,000,017; 0% - 7.88%; 03/14/2019 -11/15/2046)	2.56%	03/01/2019	250,017,778	250,000,000

CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 6.25%; 09/30/2020 - 05/15/2048)	2.55%	03/01/2019	250,017,708	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Citigroup Global Markets, Inc., term agreement dated 02/28/2019, maturing value of $600,284,667 (collateralized by U.S. Treasury obligations valued at $612,104,152; 0% - 2.88%; 08/31/2020 - 08/15/2045)(d)	2.44%	03/07/2019	$600,284,667	$600,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	428,175,183	428,144,856

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,009; 1.13% - 4.63%; 03/31/2021 - 02/15/2040)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $730,052,317 (collateralized by a U.S. Treasury obligation valued at $744,604,504; 2.50%; 03/31/2023)	2.58%	03/01/2019	730,052,317	730,000,000

Lloyds Bank PLC, term agreement dated 02/28/2019, maturing value of $503,109,583 (collateralized by U.S. Treasury obligations valued at $510,838,213; 1.63% - 2.63%; 8/15/2021 - 2/28/2023)	2.49%	04/30/2019	503,109,584	500,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(d)	2.46%	03/07/2019	210,104,464	210,004,013

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(d)	2.47%	03/07/2019	1,043,444,653	1,042,943,750

Natixis, agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0% - 3.38%; 08/29/2019 - 05/15/2047)	2.55%	03/01/2019	250,017,708	250,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $333,115,279 (collateralized by U.S. Treasury obligations valued at $338,356,309; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.57%	03/01/2019	333,115,279	333,091,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $206,452,237 (collateralized by U.S. Treasury obligations valued at $209,066,000; 0%; 08/15/2033 - 08/15/2045)	2.57%	03/01/2019	206,452,237	206,437,500

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(d)	2.47%	04/23/2019	342,099,500	340,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(d)	2.47%	04/24/2019	412,531,750	410,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(d)	2.46%	05/07/2019	206,260,750	205,000,000

Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0% - 3.88%; 03/07/2019 - 02/15/2047)(e)	2.42%	-	-	1,000,000,000

Total Repurchase Agreements (Cost $6,930,621,619)				6,930,621,619

TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $21,504,215,987)				21,504,215,987

OTHER ASSETS LESS LIABILITIES-(3.27)%				(680,247,069)

NET ASSETS-100.00%				$20,823,968,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)	Principal amount equals value at period end. See Note 1l.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	29.8%

8-30	1.6

31-60	24.8

61-90	13.5

91-180	16.4

181+	13.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-50.32%
U.S. Treasury Bills-37.73%(a)
U.S. Treasury Bills	2.48%	04/04/2019	$500,000	$498,835,973

U.S. Treasury Bills	2.40%	04/11/2019	745,000	742,973,125

U.S. Treasury Bills	2.41%	04/16/2019	500,000	498,466,667

U.S. Treasury Bills	2.42%	04/18/2019	300,000	299,038,800

U.S. Treasury Bills	2.41%	04/23/2019	600,000	597,880,000

U.S. Treasury Bills	2.40%	04/25/2019	100,000	99,634,861

U.S. Treasury Bills	2.21%	04/30/2019	700,000	697,375,778

U.S. Treasury Bills	2.39%	05/02/2019	150,000	149,386,458

U.S. Treasury Bills	2.41%	05/16/2019	150,000	149,240,000

U.S. Treasury Bills	2.41%	05/23/2019	500,000	497,239,096

U.S. Treasury Bills	2.42%	05/30/2019	300,000	298,196,249

U.S. Treasury Bills	2.51%	06/13/2019	850,000	843,910,222

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.49%	07/18/2019	650,000	643,826,082

U.S. Treasury Bills	2.48%	07/25/2019	350,000	346,522,361

U.S. Treasury Bills	2.48%	08/01/2019	500,000	494,793,750

U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	716,446,571

U.S. Treasury Bills	2.49%	08/29/2019	300,000	296,297,041

				8,366,231,991

U.S. Treasury Notes-12.59%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	2.47%	04/30/2019	582,000	582,066,170

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	170,000	169,949,875

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	775,000	775,014,103

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	535,000	534,970,719

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	630,000	629,989,281

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	100,000	100,007,581

				2,791,997,729

Total U.S. Treasury Securities (Cost $11,158,229,720)				11,158,229,720

U.S. Government Sponsored Agency Securities-13.47%
Federal Farm Credit Bank (FFCB)-3.21%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	37,300	37,286,173

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	125,000	124,997,515

Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	25,000	24,998,073

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	12/16/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	75,000	74,982,908

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	110,000	109,996,608

Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	75,000	75,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	145,000	144,992,996

				712,254,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-7.98%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	09/18/2019	$50,000	$50,005,877

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	116,000	116,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	130,000	130,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	150,000	150,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.42%	08/22/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	110,000	110,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	06/14/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	07/17/2019	72,000	72,000,403

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	25,000	25,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	125,000	125,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	50,000	50,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	85,000	85,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	85,000	85,000,000

Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	26,000	26,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.46%	12/06/2019	79,400	79,421,083

Unsec. Global Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.43%	03/01/2019	165,000	165,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	30,000	30,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	07/08/2019	150,000	150,002,462

				1,768,429,825

Federal Home Loan Mortgage Corp. (FHLMC)-0.23%
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	50,000	50,000,000

Federal National Mortgage Association (FNMA)-0.28%
Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	63,000	63,000,000

Overseas Private Investment Corp. (OPIC)-1.77%
Sec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	11/15/2028	88,636	88,636,364

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	24,000	24,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	20,000	20,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	8,000	8,000,000

Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	03/15/2030	45,000	45,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	116,000	116,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	07/15/2025	33,944	33,944,445

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	05/15/2030	9,672	9,672,000

Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	07/09/2026	38,250	38,250,000

				393,502,809

Total U.S. Government Sponsored Agency Securities (Cost $2,987,186,907)				2,987,186,907

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-63.79% (Cost $14,145,416,627)				14,145,416,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-39.47%(d)
Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% - 8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	$75,158,229	$75,000,000

BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	200,421,944	200,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556 (collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	429,531,019	429,500,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	551,327,711	551,288,661

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,062; 1.13% - 1.38%; 03/31/2021 - 09/30/2021)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $750,053,750 (collateralized by a U.S. Treasury obligation valued at $765,003,669; 2.75%; 07/31/2023)	2.58%	03/01/2019	750,053,750	750,000,000

ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $266,757,539 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $270,300,082; 0% - 4.50%; 01/02/2020 - 02/01/2049)	2.54%	04/15/2019	266,757,539	265,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,111 (collateralized by U.S. government sponsored agency obligations and a U.S. Treasury obligation valued at $102,000,044; 0.13% - 3.75%; 03/27/2019 - 07/15/2026)	2.56%	03/01/2019	100,007,111	100,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $200,013,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,018; 0% - 6.63%; 08/15/2019 - 02/01/2057)	2.41%	03/01/2019	200,013,389	200,000,000

ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	457,958,258	455,000,000

ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	125,058,333	125,000,000

ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	200,093,722	200,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	210,101,782	210,001,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	1,034,984,041	1,034,487,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $543,917,577 (collateralized by U.S. Treasury obligations valued at $551,739,600; 0% - 2.75%; 09/15/2021 - 05/15/2045)	2.57%	03/01/2019	$543,917,577	$543,878,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $86,193,653 (collateralized by U.S. Treasury obligations valued at $87,449,000; 0%; 08/15/2033 - 05/15/2045)	2.57%	03/01/2019	86,193,653	86,187,500

RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(e)	2.43%	04/30/2019	590,000,000	590,000,000

Royal Bank of Canada, agreement dated 02/28/2019, maturing value of $700,049,583 (collateralized by U.S. Treasury obligations valued at $714,000,098; 2.50% - 2.75%; 03/31/2023 - 08/31/2023)	2.55%	03/01/2019	700,049,583	700,000,000

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(e)	2.47%	04/23/2019	140,864,500	140,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	332,037,750	330,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	201,230,000	200,000,000

Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by a U.S. Treasury obligation valued at $255,447,310; 1.25%; 10/31/2021)	2.58%	03/01/2019	250,017,917	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/28/2019, maturing value of $765,054,613 (collateralized by U.S. Treasury obligations valued at $780,300,000; 0% - 8.13%; 03/15/2019 - 02/15/2048)	2.57%	03/01/2019	765,054,613	765,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	55,003,957	55,000,000

Total Repurchase Agreements (Cost $8,750,343,742)				8,750,343,742

TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $22,895,760,369)				22,895,760,369

OTHER ASSETS LESS LIABILITIES-(3.26)%				(723,185,084)

NET ASSETS-100.00%				$22,172,575,285

Investment Abbreviations:

Gtd.	-Guaranteed

LIBOR	-London Interbank Offered Rate

Sec.	-Secured

SOFR	-Secured Overnight Financing Rate

Sr.	-Senior

Unsec.	-Unsecured

USD	-U.S. Dollar

VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note 1l.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. lnterest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	38.6%

8-30	0.0

31-60	14.2

61-90	11.5

91-180	20.3

181+	15.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-109.46%

U.S. Treasury Bills-90.06%(a)
U.S. Treasury Bills	2.46%	03/01/2019	$38,100	$38,100,000

U.S. Treasury Bills	2.39%	03/05/2019	91,882	91,857,625

U.S. Treasury Bills	2.39%	03/12/2019	75,000	74,945,229

U.S. Treasury Bills	2.37%-2.39%	03/14/2019	40,935	40,899,899

U.S. Treasury Bills	2.39%	03/21/2019	50,000	49,933,735

U.S. Treasury Bills	2.38%-2.39%	03/26/2019	30,000	29,950,312

U.S. Treasury Bills	2.43%	03/28/2019	25,000	24,954,719

U.S. Treasury Bills	2.45%	04/02/2019	50,000	49,906,278

U.S. Treasury Bills	2.40%-2.42%	04/11/2019	61,200	61,032,074

U.S. Treasury Bills	2.41%	04/16/2019	65,000	64,800,667

U.S. Treasury Bills	2.42%	04/18/2019	60,000	59,807,600

U.S. Treasury Bills	2.41%	04/23/2019	20,000	19,929,333

U.S. Treasury Bills	2.40%	04/25/2019	20,000	19,926,972

U.S. Treasury Bills	2.21%	04/30/2019	50,000	49,812,556

U.S. Treasury Bills	2.41%	05/16/2019	60,000	59,696,000

U.S. Treasury Bills	2.41%	05/23/2019	30,000	29,834,346

U.S. Treasury Bills	2.42%	05/30/2019	20,000	19,879,750

U.S. Treasury Bills	2.51%	06/13/2019	25,000	24,820,889

U.S. Treasury Bills	2.52%	06/20/2019	25,000	24,808,448

U.S. Treasury Bills	2.51%	06/27/2019	50,000	49,593,556

U.S. Treasury Bills	2.49%	07/18/2019	35,000	34,667,558

U.S. Treasury Bills	2.47%-2.48%	07/25/2019	18,800	18,613,340

U.S. Treasury Bills	2.48%	08/01/2019	10,000	9,895,875

U.S. Treasury Bills	2.49%	08/22/2019	13,000	12,845,744

U.S. Treasury Bills	2.49%	08/29/2019	10,000	9,876,568

				970,389,073

U.S. Treasury Notes-19.40%(b)

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.47%	04/30/2019	93,000	93,006,657

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.43%	04/30/2020	35,000	35,000,801

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.44%	07/31/2020	29,000	28,999,195

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.44%	10/31/2020	35,000	34,998,111

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.51%	01/31/2021	17,000	16,989,578

				208,994,342

TOTAL INVESTMENTS IN SECURITIES-109.46% (Cost $1,179,383,415)				1,179,383,415

OTHER ASSETS LESS LIABILITIES-(9.46)%				(101,926,860)

NET ASSETS-100.00%				$1,077,456,555

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	11.0%

8-30	18.7

31-60	23.4

61-90	19.7

91-180	16.5

181+	10.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of investments

February 28, 2019

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-100.27%
Alabama-3.22%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$7,405	$7,405,000

Arizona-2.15%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	600	600,000

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	1,745	1,745,000

Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	2,595	2,595,000

				4,940,000

California-2.42%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street B&T Co.)(b)(c)	1.50%	03/12/2019	2,870	2,870,000

Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	03/12/2019	2,700	2,700,000

				5,570,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	823	823,000

Delaware-1.51%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	450	450,000

				3,465,000

District of Columbia-1.87%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	270	270,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	4,040	4,040,000

				4,310,000

Florida-8.18%

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	6,920	6,920,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	2,080	2,080,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	1,965	1,965,000

Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	3,945	3,945,000

Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,000	3,000,000

				18,820,000

Georgia-8.86%

Atlanta (City of), Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	$3,690	$3,690,000

Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,875	2,875,000

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000

Houston (City of); Series 2018 E-2, Commercial Paper Notes	1.81%	03/05/2019	3,000	3,000,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,700	3,700,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	800	800,000

				20,385,000

Illinois-2.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	4,935	4,935,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000

				5,735,000

Indiana-7.19%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	4,575	4,575,000

Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	6,885	6,885,000

Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	3,082	3,081,500

Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,000	2,000,000

				16,541,500

Louisiana-1.05%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	1,490	1,490,000

St. James (Parish of) (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank,Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000

				2,420,000

Maryland-3.00%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	2,700	2,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	300	300,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-Td Bank N.A.)(b)(c)	1.55%	07/01/2041	1,900	1,900,000

Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	2,000	2,000,000

				6,900,000

Massachusetts-0.66%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000

Michigan-2.58%

Kent (County of), Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	385	385,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-(continued)

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,300	$1,300,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	4,240	4,240,000

				5,925,000

Minnesota-4.77%

Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	1,860	1,860,000

Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	6,130	6,130,000

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (LOC-Freddie Mac)(b)(c)	1.75%	10/01/2033	1,805	1,805,000

				10,970,000

Mississippi-2.43%

Mississippi Business Finance Corp.(Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	585	585,000

Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	5,000	5,000,000

				5,585,000

Missouri-4.70%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	485	485,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	1,160	1,160,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.45%	02/01/2031	2,376	2,376,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000

St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	6,500	6,500,000

				10,816,000

New York-9.79%

New York (City of); Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,900	3,900,000

Subseries 2010 G-4, VRD Unlimited Tax GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000

New York (City of) Municipal Water Finance Authority; Subseries 2012 A-1, VRD Water & Sewer System RB(b)	1.55%	06/15/2044	5,885	5,885,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	2,000	2,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(b)(c)	1.50%	05/01/2050	1,000	1,000,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000

Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,000	2,000,000

				22,520,000

North Carolina-2.28%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	500	500,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	05/01/2036	$2,200	$2,200,000

				5,250,000

Ohio-3.09%
Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	6,900	6,900,000

Lorain (County of) Port Authority (St.Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000

7,100,000

Pennsylvania-2.75%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	2,515	2,515,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	07/01/2027	1,010	1,010,000

6,320,000

Texas-11.17%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	8,410	8,410,000

Harris (County of); Series 2019 C, GO Commercial Paper Notes	1.52%	03/07/2019	1,150	1,150,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	635	635,000

Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,100	1,100,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,532	2,532,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	2,600	2,600,000

Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,750	3,750,000

University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	5,525	5,525,000

25,702,000

Utah-4.54%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	5,050	5,050,000

Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(b)	1.42%	05/15/2036	4,900	4,900,000

Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	500	500,000

10,450,000

Virginia-3.20%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	2,855	2,855,000

University of Virginia System Board of Regents; Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	2,200	2,200,000

Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	2,300	2,300,000

7,355,000

Washington-2.45%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	550	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	$5,085	$5,085,000

5,635,000

West Virginia-1.77%
Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	1,045	1,045,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	3,030	3,030,000

4,075,000

Wisconsin-1.79%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	4,120	4,120,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-100.27% (Cost $230,662,500)				230,662,500

OTHER ASSETS LESS LIABILITIES-(0.27)%				(611,017)

NET ASSETS-100.00%				$230,051,483

Investment Abbreviations:

BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
Sr.	- Senior
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.4%; other countries less than 5% each: 12.1%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Federal Home Loan Bank	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	96.3%

8-30	0.0

31-60	1.6

61-90	2.1

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:
Investments in securities, at value	$1,672,321,464	$393,675,490	$14,573,594,368	$14,145,416,627	$1,179,383,415	$230,662,500

Repurchase agreements, at value and cost	592,505,430	156,407,015	6,930,621,619	8,750,343,742	-	-

Receivable for: Investments sold	-	-	49,820,717	-	-	15,000

Interest	2,155,114	238,938	8,514,722	13,630,831	415,211	310,502

Investment for trustee deferred compensation and retirement plans	3,566,708	985,092	2,118,043	965,321	112,023	346,774

Other assets	42,333	172,771	132,570	106,014	30,181	49,243

Total assets	2,270,591,049	551,479,306	21,564,802,039	22,910,462,535	1,179,940,830	231,384,019

Liabilities:
Payable for: Investments purchased	-	4,981,944	647,563,222	697,375,778	99,718,833	-

Amount due custodian	-	-	49,821,197	493,875	227,726	635,879

Dividends	4,017,639	976,841	37,911,436	36,277,826	2,256,876	214,353

Accrued fees to affiliates	88,825	23,110	2,139,524	1,287,625	77,815	27,837

Accrued trustees’ and officers’ fees and benefits	6,969	3,904	49,392	46,051	5,566	3,312

Accrued operating expenses	72,466	50,244	907,269	1,244,976	71,409	70,136

Trustee deferred compensation and retirement plans	3,966,134	1,084,839	2,441,081	1,161,119	126,050	381,019

Total liabilities	8,152,033	7,120,882	740,833,121	737,887,250	102,484,275	1,332,536

Net assets applicable to shares outstanding	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net assets consist of:
Shares of beneficial interest	$2,261,957,190	$543,593,935	$20,822,797,825	$22,172,651,906	$1,077,505,656	$230,205,603

Distributable earnings	481,826	764,489	1,171,093	(76,621)	(49,101)	(154,120)

	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net Assets:
Institutional Class	$2,233,541,390	$541,523,123	$18,487,997,041	$20,784,034,360	$1,030,609,368	$134,213,442

Private Investment Class	$5,284,332	$1,312,548	$547,697,575	$418,347,262	$5,642,552	$25,775,848

Personal Investment Class	$11,243	$488,163	$190,759,007	$12,720,131	$167,090	$10,074

Cash Management Class	$21,321,177	$620,691	$351,820,743	$375,736,818	$1,393,829	$30,879,386

Reserve Class	$401,145	$271,336	$202,266,155	$290,258,341	$39,429,800	$16,149,541

Resource Class	$953,670	$121,951	$708,053,389	$225,052,377	$203,613	$23,013,068

Corporate Class	$926,059	$20,612	$335,375,008	$66,425,996	$10,303	$10,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,232,858,622	541,528,479	18,486,292,215	20,783,999,986	1,030,601,822	134,198,517

Private Investment Class	5,282,734	1,312,569	547,647,064	418,346,569	5,642,518	25,772,981

Personal Investment Class	11,240	488,174	190,741,413	12,720,111	167,089	10,073

Cash Management Class	21,314,452	620,700	351,788,294	375,736,197	1,393,820	30,875,951

Reserve Class	401,024	271,340	202,247,502	290,257,861	39,429,566	16,147,745

Resource Class	953,382	121,953	707,988,089	225,052,005	203,611	23,010,508

Corporate Class	925,778	20,612	335,344,078	66,425,886	10,303	10,123

Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,264,499,321	$550,089,511	$21,504,215,987	$22,895,760,369	$1,179,383,415	$230,662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:

Interest	$26,660,163	$6,337,021	$259,809,054	$255,506,029	$15,289,793	$1,627,627

Expenses:

Advisory fees	1,586,489	393,699	16,799,546	11,084,434	853,530	206,010

Administrative services fees	522,938	142,553	4,302,757	4,250,590	338,477	52,938

Custodian fees	11,508	4,896	342,263	1,102,710	18,314	2,493

Distribution fees:
Private Investment Class	8,067	2,006	756,279	641,285	6,958	33,608

Personal Investment Class	31	1,566	427,197	34,073	805	27

Cash Management Class	4,129	281	168,192	147,397	942	12,754

Reserve Class	1,765	1,167	961,516	1,295,190	162,907	62,573

Resource Class	975	104	469,235	196,505	148	3,267

Corporate Class	227	3	56,411	18,456	2	2

Transfer agent fees	97,717	23,622	1,007,973	997,599	61,209	9,426

Trustees’ and officers’ fees and benefits	26,122	13,210	182,216	180,909	19,151	10,685

Registration and filing fees	46,560	50,560	98,757	116,357	47,074	52,627

Reports to shareholders	5,528	5,650	34,468	71,000	6,155	4,539

Professional services fees	39,604	26,654	109,716	283,884	33,603	24,764

Other	36,617	24,919	164,815	534,216	37,249	19,762

Total expenses	2,388,277	690,890	25,881,341	20,954,605	1,586,524	495,475

Less: Fees waived	(469,293)	(213,324)	(2,883,082)	-	(213,136)	(177,428)

Net expenses	1,918,984	477,566	22,998,259	20,954,605	1,373,388	318,047

Net investment income	24,741,179	5,859,455	236,810,795	234,551,424	13,916,405	1,309,580

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	12,356	723	692,772	(92,328)	6,954	-

Change in net unrealized appreciation (depreciation) of investment securities	(313,895)	(62,106)	-	-	-	-

Net realized and unrealized gain (loss)	(301,539)	(61,383)	692,772	(92,328)	6,954	-

Net increase in net assets resulting from operations	$24,439,640	$5,798,072	$237,503,567	$234,459,096	$13,923,359	$1,309,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018

Operations:

Net investment income	$24,741,179	$34,753,060	$5,859,455	$6,737,661

Net realized gain	12,356	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(313,895)	610,550	(62,106)	45,561

Net increase in net assets resulting from operations	24,439,640	35,379,784	5,798,072	6,784,780

Distributions to shareholders from distributable earnings:

Institutional Class	(24,534,765)	(34,416,266)	(5,830,955)	(6,691,735)

Private Investment Class	(54,958)	(82,653)	(12,858)	(20,355)

Personal Investment Class	(99)	(116)	(4,752)	(5,967)

Cash Management Class	(120,460)	(120,608)	(7,506)	(13,942)

Reserve Class	(3,000)	(4,925)	(1,827)	(2,844)

Resource Class	(10,475)	(15,304)	(1,333)	(2,517)

Corporate Class	(17,422)	(113,188)	(224)	(301)

Total distributions from distributable earnings	(24,741,179)	(34,753,060)	(5,859,455)	(6,737,661)

Share transactions-net:

Institutional Class	(109,609,040)	2,046,652,052	16,792,271	100,814,065

Private Investment Class	(577,514)	(1,120,462)	(276,848)	(255,402)

Personal Investment Class	10	10	(127,954)	5,508

Cash Management Class	15,138,839	(1,557,953)	(158,291)	(369,075)

Reserve Class	(17,118)	(526,153)	1,751	(231,056)

Resource Class	(41,739)	(331,634)	(63,953)	2,359

Corporate Class	(999,798)	(7,555,486)	218	285

Net increase (decrease) in net assets resulting from share transactions	(96,106,360)	2,035,560,374	16,167,194	99,966,684

Net increase (decrease) in net assets	(96,407,899)	2,036,187,098	16,105,811	100,013,803

Net assets:

Beginning of period	2,358,846,915	322,659,817	528,252,613	428,238,810

End of period	$2,262,439,016	$2,358,846,915	$544,358,424	$528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$236,810,795	$343,381,843	$234,551,424	$358,626,619

Net realized gain (loss)	692,772	299,297	(92,328)	338,020

Net increase in net assets resulting from operations	237,503,567	343,681,140	234,459,096	358,964,639

Distributions to shareholders from distributable earnings:

Institutional Class	(215,352,750)	(316,976,537)	(221,064,799)	(343,597,288)

Private Investment Class	(4,645,350)	(5,753,138)	(3,934,618)	(4,396,499)

Personal Investment Class	(1,255,410)	(1,091,648)	(98,502)	(87,553)

Cash Management Class	(4,324,081)	(5,455,079)	(3,812,674)	(3,514,488)

Reserve Class	(1,406,919)	(1,727,217)	(1,927,609)	(1,593,154)

Resource Class	(5,864,013)	(6,151,737)	(2,427,330)	(3,257,378)

Corporate Class	(3,962,272)	(6,226,487)	(1,285,892)	(2,180,259)

Total distributions from distributable earnings	(236,810,795)	(343,381,843)	(234,551,424)	(358,626,619)

Share transactions-net:

Institutional Class	(1,744,520,588)	(2,572,323,178)	(1,545,847,685)	(5,361,767,419)

Private Investment Class	29,945,998	(57,087,888)	(7,399,493)	(84,746,276)

Personal Investment Class	72,871,813	(22,360,529)	4,399,545	(12,808,614)

Cash Management Class	(94,939,185)	(32,654,595)	42,388,472	164,319,452

Reserve Class	(26,260,254)	(22,210,837)	80,629,705	38,672,367

Resource Class	182,598,030	48,590,008	(7,240,187)	(109,853,171)

Corporate Class	(131,996,469)	(140,464,356)	(79,850,183)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,712,300,655)	(2,798,511,375)	(1,512,919,826)	(5,544,345,781)

Net increase (decrease) in net assets	(1,711,607,883)	(2,798,212,078)	(1,513,012,154)	(5,544,007,761)

Net assets:

Beginning of period	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of period	$20,823,968,918	$22,535,576,801	$22,172,575,285	$23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$13,916,405	$17,884,636	$1,309,580	$1,799,189

Net realized gain (loss)	6,954	28,696	-	(4,370)

Net increase in net assets resulting from operations	13,923,359	17,913,332	1,309,580	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(13,605,626)	(17,548,675)	(887,116)	(1,178,614)

Private Investment Class	(50,875)	(32,722)	(151,113)	(257,237)

Personal Investment Class	(2,245)	(1,848)	(41)	(2,800)

Cash Management Class	(23,447)	(30,650)	(207,672)	(244,208)

Reserve Class	(232,236)	(269,491)	(37,926)	(64,811)

Resource Class	(1,870)	(1,118)	(25,630)	(51,452)

Corporate Class	(106)	(132)	(82)	(67)

Total distributions from distributable earnings	(13,916,405)	(17,884,636)	(1,309,580)	(1,799,189)

Share transactions-net:
Institutional Class	(249,733,796)	(26,061,641)	6,552,286	16,846,975

Private Investment Class	(441,684)	2,860,154	(2,284,380)	709,862

Personal Investment Class	(227,723)	346,971	40	(1,995,739)

Cash Management Class	(1,771,470)	1,547,656	(1,005,085)	4,269,240

Reserve Class	6,033,374	(2,229,222)	1,998,738	492,985

Resource Class	108,352	1,077	20,511,389	(3,499,087)

Corporate Class	102	124	66	10,056

Net increase (decrease) in net assets resulting from share transactions	(246,032,845)	(23,534,881)	25,773,054	16,834,292

Net increase (decrease) in net assets	(246,025,891)	(23,506,185)	25,773,054	16,829,922

Net assets:
Beginning of period	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of period	$1,077,456,555	$1,323,482,446	$230,051,483	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.  Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.  Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34                         Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.  Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.  Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.  Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.  Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.  Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.  Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

35                         Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.  Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

36                         Short-Term Investments Trust

(2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers

Invesco Liquid Assets Portfolio	$ 469,293	$-

Invesco STIC Prime Portfolio	213,324	-

Invesco Treasury Portfolio	2,883,082	-

Invesco Government & Agency Portfolio	-	-

Invesco Treasury Obligations Portfolio	213,136	-

Invesco Tax-Free Cash Reserve Portfolio	176,209	-

Voluntary fee waivers for the six months ended February 28, 2019 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,219	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

37                         Short-Term Investments Trust

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco STIC Prime Portfolio	$ -	$ 600,237	$-

Invesco Tax-Free Cash Reserve Portfolio	101,283,916	104,025,817	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period,whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term	Not Subject to
Fund	2019	Expiration	Total*

Invesco Government & Agency Portfolio	$ -	$191,635	$191,635

Invesco Treasury Obligations Portfolio	-	41,811	41,811

Invesco Tax-Free Cash Reserve Portfolio	30,074	19,092	49,166

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38                         Short-Term Investments Trust

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Treasury Portfolio	$21,504,222,664	$-	$(6,677)	$(6,677)

Invesco Government & Agency Portfolio	22,895,762,013	-	(1,644)	(1,644)

Invesco Treasury Obligations Portfolio	1,179,385,115	-	(1,700)	(1,700)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

39                         Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	5,012,901,470	$5,014,022,749	11,428,619,333	$11,430,459,074

Private Investment Class	285,948	286,011	296,154	296,213

Cash Management Class	94,822,798	94,842,464	76,229,664	76,244,103

Reserve Class	4,378	4,376	29,385	29,391

Resource Class	4,732	4,733	185	185

Corporate Class	395,953	396,011	32,928,336	32,934,007

Issued as reinvestment of dividends:
Institutional Class	5,064,842	5,065,591	3,254,561	3,255,227

Private Investment Class	43,620	43,626	65,917	65,928

Personal Investment Class	10	10	10	10

Cash Management Class	57,949	57,958	78,582	78,596

Reserve Class	2,907	2,908	4,871	4,872

Resource Class	10,347	10,348	14,741	14,744

Corporate Class	17,419	17,422	108,271	108,285

Reacquired:
Institutional Class	(5,127,594,406)	(5,128,697,380)	(9,385,489,530)	(9,387,062,249)

Private Investment Class	(906,953)	(907,151)	(1,482,383)	(1,482,603)

Cash Management Class	(79,744,302)	(79,761,583)	(77,866,227)	(77,880,652)

Reserve Class	(24,396)	(24,402)	(560,376)	(560,416)

Resource Class	(56,813)	(56,820)	(346,497)	(346,563)

Corporate Class	(1,412,869)	(1,413,231)	(40,592,273)	(40,597,778)

Net increase (decrease) in share activity	(96,127,366)	$(96,106,360)	2,035,292,724	$2,035,560,374

(a)	73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	616,911,751	$616,912,208	1,391,467,414	$1,391,466,950

Private Investment Class	17,493	17,493	841,532	841,537

Personal Investment Class	10	10	-	-

Cash Management Class	32,539	32,539	408,572	408,575

Reserve Class	342	342	5	5

Issued as reinvestment of dividends:
Institutional Class	3,613,977	3,613,977	3,411,844	3,411,791

Private Investment Class	12,251	12,251	19,003	19,002

Personal Investment Class	4,752	4,752	5,534	5,535

Cash Management Class	4,904	4,904	9,091	9,090

Reserve Class	1,747	1,747	2,835	2,835

Resource Class	1,295	1,295	2,358	2,359

Corporate Class	218	218	286	285

Reacquired:
Institutional Class	(603,733,007)	(603,733,914)	(1,294,068,817)	(1,294,064,676)

Private Investment Class	(306,592)	(306,592)	(1,115,941)	(1,115,941)

Personal Investment Class	(132,716)	(132,716)	(27)	(27)

Cash Management Class	(195,734)	(195,734)	(786,748)	(786,740)

Reserve Class	(338)	(338)	(233,896)	(233,896)

Resource Class	(65,248)	(65,248)	-	-

Net increase in share activity	16,167,644	$16,167,194	99,963,045	$99,966,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	96,355,326,640	$96,355,326,640	191,918,070,818	$191,918,070,818

Private Investment Class	588,042,253	588,042,253	1,373,550,349	1,373,550,349

Personal Investment Class	639,356,569	639,356,569	1,029,056,714	1,029,056,714

Cash Management Class	1,418,168,818	1,418,168,818	3,628,925,469	3,628,925,469

Reserve Class	476,369,566	476,369,566	716,399,473	716,399,473

Resource Class	531,649,398	531,649,398	778,758,603	778,758,603

Corporate Class	3,144,131,976	3,144,131,976	6,094,873,392	6,094,873,392

Issued as reinvestment of dividends:
Institutional Class	56,593,898	56,593,898	71,641,952	71,641,952

Private Investment Class	1,252,998	1,252,998	1,001,889	1,001,889

Personal Investment Class	1,094,189	1,094,189	1,002,329	1,002,329

Cash Management Class	4,157,507	4,157,507	4,359,519	4,359,519

Reserve Class	1,267,531	1,267,531	1,547,178	1,547,178

Resource Class	1,144,936	1,144,936	1,262,800	1,262,800

Corporate Class	3,253,627	3,253,627	4,316,947	4,316,947

Reacquired:
Institutional Class	(98,156,441,126)	(98,156,441,126)	(194,562,035,948)	(194,562,035,948)

Private Investment Class	(559,349,253)	(559,349,253)	(1,431,640,126)	(1,431,640,126)

Personal Investment Class	(567,578,945)	(567,578,945)	(1,052,419,572)	(1,052,419,572)

Cash Management Class	(1,517,265,510)	(1,517,265,510)	(3,665,939,583)	(3,665,939,583)

Reserve Class	(503,897,351)	(503,897,351)	(740,157,488)	(740,157,488)

Resource Class	(350,196,304)	(350,196,304)	(731,431,395)	(731,431,395)

Corporate Class	(3,279,382,072)	(3,279,382,072)	(6,239,654,695)	(6,239,654,695)

Net increase (decrease) in share activity	(1,712,300,655)	$(1,712,300,655)	(2,798,511,375)	$(2,798,511,375)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	91,001,016,296	$91,001,016,296	247,813,982,127	$247,813,982,127

Private Investment Class	846,349,780	846,349,780	1,691,041,762	1,691,041,762

Personal Investment Class	24,562,853	24,562,853	22,767,729	22,767,729

Cash Management Class	637,601,536	637,601,536	1,160,198,493	1,160,198,493

Reserve Class	556,332,185	556,332,185	912,998,598	912,998,598

Resource Class	1,418,025,195	1,418,025,195	2,889,383,856	2,889,383,856

Corporate Class	311,762,653	311,762,653	1,680,502,506	1,680,502,506

Issued as reinvestment of dividends:
Institutional Class	57,422,934	57,422,934	72,936,103	72,936,103

Private Investment Class	1,664,693	1,664,693	1,388,818	1,388,818

Personal Investment Class	69,287	69,287	49,917	49,917

Cash Management Class	2,519,471	2,519,471	2,379,887	2,379,887

Reserve Class	1,666,823	1,666,823	1,398,425	1,398,425

Resource Class	1,586,992	1,586,992	2,270,177	2,270,177

Corporate Class	330,695	330,695	346,270	346,270

Reacquired:
Institutional Class	(92,604,286,915)	(92,604,286,915)	(253,248,685,649)	(253,248,685,649)

Private Investment Class	(855,413,966)	(855,413,966)	(1,777,176,856)	(1,777,176,856)

Personal Investment Class	(20,232,595)	(20,232,595)	(35,626,260)	(35,626,260)

Cash Management Class	(597,732,535)	(597,732,535)	(998,258,928)	(998,258,928)

Reserve Class	(477,369,303)	(477,369,303)	(875,724,656)	(875,724,656)

Resource Class	(1,426,852,374)	(1,426,852,374)	(3,001,507,204)	(3,001,507,204)

Corporate Class	(391,943,531)	(391,943,531)	(1,859,010,896)	(1,859,010,896)

Net increase (decrease) in share activity	(1,512,919,826)	$(1,512,919,826)	(5,544,345,781)	$(5,544,345,781)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	524,338,990	$524,338,990	1,111,333,157	$1,111,333,157

Private Investment Class	5,775,279	5,775,279	6,402,656	6,402,656

Personal Investment Class	1,069,050	1,069,050	2,424,596	2,424,596

Cash Management Class	2,699	2,699	3,404,184	3,404,184

Reserve Class	62,710,380	62,710,380	165,401,910	165,401,910

Resource Class	2,072,484	2,072,484	1,077	1,077

Issued as reinvestment of dividends:
Institutional Class	805,937	805,937	871,181	871,181

Private Investment Class	50,875	50,875	25,972	25,972

Personal Investment Class	1,718	1,718	657	657

Cash Management Class	23,447	23,447	26,644	26,644

Reserve Class	207,308	207,308	236,440	236,440

Resource Class	159	159	-	-

Corporate Class	102	102	124	124

Reacquired:
Institutional Class	(774,878,723)	(774,878,723)	(1,138,265,979)	(1,138,265,979)

Private Investment Class	(6,267,838)	(6,267,838)	(3,568,474)	(3,568,474)

Personal Investment Class	(1,298,491)	(1,298,491)	(2,078,282)	(2,078,282)

Cash Management Class	(1,797,616)	(1,797,616)	(1,883,172)	(1,883,172)

Reserve Class	(56,884,314)	(56,884,314)	(167,867,572)	(167,867,572)

Resource Class	(1,964,291)	(1,964,291)	-	-

Net increase (decrease) in share activity	(246,032,845)	$(246,032,845)	(23,534,881)	$(23,534,881)

(a)	81% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	80,298,113	$80,298,113	145,257,757	$145,257,757

Private Investment Class	26,855,314	26,855,314	69,282,391	69,282,391

Personal Investment Class	-	-	10,389	10,389

Cash Management Class	44,778,877	44,778,877	18,777,674	18,777,674

Reserve Class	31,036,730	31,036,730	76,263,241	76,263,241

Resource Class	30,546,844	30,546,844	5,290,233	5,290,233

Corporate Class	110,000	110,000	10,000	10,000

Issued as reinvestment of dividends:
Institutional Class	430,894	430,894	530,228	530,228

Private Investment Class	137,826	137,826	222,751	222,751

Personal Investment Class	40	40	2,800	2,800

Cash Management Class	154,803	154,803	190,958	190,958

Reserve Class	35,434	35,434	59,800	59,800

Resource Class	16,035	16,035	48,820	48,820

Corporate Class	66	66	56	56

Reacquired:
Institutional Class	(74,176,721)	(74,176,721)	(128,941,010)	(128,941,010)

Private Investment Class	(29,277,520)	(29,277,520)	(68,795,280)	(68,795,280)

Personal Investment Class	-	-	(2,008,928)	(2,008,928)

Cash Management Class	(45,938,765)	(45,938,765)	(14,699,392)	(14,699,392)

Reserve Class	(29,073,426)	(29,073,426)	(75,830,056)	(75,830,056)

Resource Class	(10,051,490)	(10,051,490)	(8,838,140)	(8,838,140)

Corporate Class	(110,000)	(110,000)	-	-

Net increase in share activity	25,773,054	$25,773,054	16,834,292	$16,834,292

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/19	$1.0004	$0.0112	$(0.0000)	$0.0112	$(0.0113)	$-	$(0.0113)	$1.0003	1.12%	$21,321	0.26%(c)	0.30%(c)	2.26%(c)
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	(0.0152)	1.0004	1.55	6,181	0.26	0.31	1.65
Year ended 08/31/17	1.00	0.0043	0.0036	0.0079	(0.0072)	(0.0005)	(0.0077)	1.0002	0.76	7,738	0.26	0.34	0.43
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.25	250,643	0.23	0.28	0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	458,001	0.20	0.27	0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	684,446	0.19	0.27	0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/19	1.0001	0.0106	(0.0000)	0.0106	(0.0107)	-	(0.0107)	1.0000	1.07	621	0.26(c)	0.34(c)	2.15(c)
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	(0.0144)	1.0001	1.46	779	0.26	0.35	1.47
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	-	(0.0061)	1.0000	0.62	1,148	0.26	0.35	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	167,872	0.19	0.30	0.21
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	483,595	0.07	0.29	0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	453,771	0.06	0.29	0.08
Invesco Treasury Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.03	351,821	0.26(c)	0.29(c)	2.06(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	446,756	0.26	0.28	1.29
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.44	479,400	0.26	0.28	0.44
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	403,424	0.19	0.28	0.12
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	5,304,331	0.06	0.27	0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	7,597,812	0.04	0.27	0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.03	375,737	0.25(c)	0.25(c)	2.06(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.30	333,349	0.23	0.23	1.27
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.48	169,027	0.23	0.23	0.50
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	150,104	0.18	0.24	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	222,853	0.08	0.23	0.02
Year ended 08/31/14	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.02	469,858	0.06	0.23	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.01	1,394	0.26(c)	0.29(c)	2.03(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.27	3,165	0.26	0.29	1.26
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	1,618	0.24	0.30	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	31,390	0.16	0.46	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	45,026	0.00	0.43	0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.04	48,104	0.02	0.39	0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.65	30,879	0.28(c)	0.45(c)	1.30(c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.93	31,885	0.28	0.46	0.93
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.49	27,616	0.28	0.45	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	30,671	0.13	0.41	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	51,018	0.03	0.41	0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	60,722	0.04	0.40	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $10,408, $709, $423,964, $371,547, $2,374 and $32,150 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (09/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,011.20	$1.30	$1,023.51	$1.30	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,010.70	1.30	1,023.51	1.30	0.26
Invesco Treasury Portfolio	1,000.00	1,010.30	1.30	1,023.51	1.30	0.26
Invesco Government & Agency Portfolio	1,000.00	1,010.30	1.25	1,023.55	1.25	0.25
Invesco Treasury Obligations Portfolio	1,000.00	1,010.10	1.30	1,023.51	1.30	0.26
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.50	1.39	1,023.41	1.40	0.28

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3

Semiannual Report to Shareholders	February 28, 2019

Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
28	Financial Statements
34	Notes to Financial Statements
46	Financial Highlights
47	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/19

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 – 30 days	27 days	59 days	$953.7	thousand
Invesco STIC Prime[1]	9 – 19 days	11 days	11 days	122.0	thousand
Invesco Treasury[2]	21 – 44 days	43 days	113 days	708.1	million
Invesco Government & Agency[2]	24 – 40 days	40 days	107 days	225.1	million
Invesco Treasury Obligations[2]	34 – 48 days	45 days	104 days	203.6	thousand
Invesco Tax-Free Cash Reserve[3]	7 – 11 days	8 days	8 days	23.0	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                        Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-41.22%(a)

Asset-Backed Securities - Fully Supported-5.80%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$10,000	$9,995,188

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	25,000	24,942,937

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.85%	03/04/2019	25,000	24,993,256

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	25,000	24,765,458

Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)(c)	2.52%	03/18/2019	26,700	26,667,106

Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	20,000	19,993,250

				131,357,195

Asset-Backed Securities - Fully Supported Bank-14.66%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.45%	03/06/2019	15,000	14,993,938

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	35,000	34,894,775

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	10,000	9,961,975

Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	15,000	15,000,060

Collateralized Commercial Paper FLEX Co., LLC (Multi-CEP’s)(b)	2.97%	08/06/2019	25,000	24,715,346

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.87%	03/01/2019	43,315	43,312,088

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	20,000	19,994,604

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.00%	03/01/2019	50,000	49,996,639

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.78%	03/11/2019	15,000	14,988,885

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.82%	03/18/2019	10,000	9,987,805

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	19,250	19,067,735

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	15,000	14,855,735

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.73%	04/22/2019	10,000	9,962,768

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	50,000	49,976,521

				331,708,874

Consumer Finance-1.77%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	40,000	40,012,826

Diversified Banks-14.79%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	20,000	20,014,658

Banco Santander, S.A.(c)	2.40%	03/06/2019	50,000	49,979,992

HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	40,000	40,011,269

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(c)(d)	2.75%	08/07/2019	20,000	20,002,040

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	10,000	10,000,000

Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,965,306

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	30,000	29,876,262

ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	45,000	45,001,996

ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	10,000	10,007,241

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.60%	08/23/2019	25,000	25,005,925

Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	3.02%	01/03/2020	15,000	15,023,955

Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.86%	07/10/2019	25,000	24,762,858

United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	25,000	24,907,337

				334,558,839

Diversified Capital Markets-0.66%

UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	15,000	15,007,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks-1.77%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	$25,000	$25,000,000

ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,018,009

				40,018,009

Specialized Finance-1.77%

Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	40,000	40,000,000

Total Commercial Paper (Cost $932,440,146)				932,663,579

Certificates of Deposit-28.28%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	93,000	93,000,000

Banco Del Estado De Chile(c)	2.70%	05/10/2019	60,000	60,013,935

Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	25,000	25,009,438

Bank of Nova Scotia (1 mo. USD LIBOR + 0.11%) (Canada)(c)(d)	2.59%	08/26/2019	20,000	19,997,800

Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	30,000	30,020,408

Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,003,483

China Construction Bank Corp.(c)	2.72%	03/19/2019	15,000	15,001,908

China Construction Bank Corp.(c)	2.75%	05/13/2019	20,000	20,002,851

China Construction Bank Corp.(c)	2.76%	03/14/2019	25,000	25,002,919

Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	20,000	20,000,398

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	83,000	83,000,000

MUFG Bank, Ltd.(c)	2.68%	04/17/2019	12,000	12,001,979

MUFG Bank, Ltd.(c)	2.69%	08/21/2019	20,000	19,742,645

MUFG Bank, Ltd.(c)	2.86%	07/09/2019	20,000	20,019,522

Natixis (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.81%	11/07/2019	35,000	35,005,711

Royal Bank of Canada (3 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.76%	05/20/2019	20,000	20,006,920

Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	20,000	20,001,466

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.41%	03/04/2019	30,000	30,000,078

Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	15,000	15,003,404

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	25,000	25,006,216

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.30%) (Canada)(c)(d)	2.81%	07/22/2019	30,000	30,006,301

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	12,000	12,003,021

Total Certificates of Deposit (Cost $639,744,311)				639,850,403

Variable Rate Demand Notes-3.53%(e)

Credit Enhanced-3.53%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	2,120	2,120,000

Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	9,500	9,499,999

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	2,800	2,800,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	15,000	15,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	11,035	11,035,000

New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	20,500	20,500,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	5,840	5,840,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.58%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$10,000	$10,000,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.55%	07/01/2040	1,495	1,495,000

Total Variable Rate Demand Notes (Cost $79,789,999)				79,789,999

U.S. Dollar Denominated Bonds & Notes-0.89%
Diversified Banks-0.89%
National Australia Bank Ltd.; Sr. Unsec. Notes (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.95%	08/29/2019	20,000	20,017,483

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,019,435)				20,017,483

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.92% (Cost $1,671,993,891)				1,672,321,464

			Repurchase Amount
Repurchase Agreements-26.19%(g)
Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	9,000,625	9,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	25,001,736	25,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(h)	2.55%	03/01/2019	15,007,438	15,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 - 06/25/2046)(i)	3.22%	-	-	61,500,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(h)	2.60%	03/07/2019	15,007,583	15,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(h)	2.52%	03/07/2019	23,011,270	23,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $20,009,917 (collateralized by domestic non-agency mortage-backed securities, a foreign non-agency mortage-backed security and a foreign non-agency asset-backed security valued at $22,000,000; 0% - 6.50%; 07/20/2020 - 01/02/2047)(c)(h)	2.55%	03/07/2019	20,009,917	20,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	10,000,694	10,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	199,019,913	199,005,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(i)	3.11%	-	$-	$25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(i)	2.50%	-	-	30,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	50,003,472	50,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	110,007,914	110,000,000

Total Repurchase Agreements (Cost $592,505,430)				592,505,430

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.11% (Cost $2,264,499,321)				2,264,826,894

OTHER ASSETS LESS LIABILITIES-(0.11)%				(2,387,878)

NET ASSETS-100.00%				$2,262,439,016

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $712,145,115, which represented 31.48% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.7%; Canada: 12.6%; Netherlands: 9.9%; France: 9.2%; Switzerland: 8.5%; China: 7.7%; Australia: 5.9%; other countries less than 5% each: 13.8%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	49.5%

8-30	4.9

31-60	12.2

61-90	8.6

91-180	12.1

181+	12.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-47.89%(a)

Asset-Backed Securities - Fully Supported-6.79%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$15,000	$14,992,781

Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.54%	03/15/2019	10,000	9,989,938

Manahattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	2.63%	03/04/2019	2,000	1,999,467

Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.50%	03/19/2019	10,000	9,986,594

				36,968,780

Asset-Backed Securities - Fully Supported Bank-14.69%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.69%	03/01/2019	15,000	14,998,997

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.58%	04/02/2019	15,000	14,965,873

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	10,000	9,999,328

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.77%	03/04/2019	15,000	14,995,953

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	10,000	9,995,304

Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.64%	03/11/2019	15,000	14,988,794

				79,944,249

Asset-Backed Securities - Multi-Purpose-7.47%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.56%	04/05/2019	15,000	14,962,665

CHARTA, LLC(b)	2.50%-2.62%	03/04/2019	15,700	15,695,806

Regency Markets No. 1 LLC(b)(c)	2.50%	03/15/2019	10,000	9,989,771

				40,648,242

Diversified Banks-15.28%

Banco Santander, S.A.(c)	2.64%	03/08/2019	15,000	14,991,970

China Construction Bank Corp.(b)(c)	2.79%	03/11/2019	15,000	14,988,821

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.53%	04/04/2019	10,000	9,976,035

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.52%	04/29/2019	5,000	4,979,042

Industrial & Commercial Bank of China Ltd.(b)(c)	2.68%	03/26/2019	7,500	7,486,447

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	7,000	6,971,128

Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.52%-2.55%	03/11/2019	8,815	8,808,312

Toronto-Dominion Bank (Canada)(b)(c)	2.48%	03/01/2019	15,000	14,999,006

				83,200,761

Insurance Brokers-0.91%

MetLife Short Term Funding LLC(b)	0.00%	04/22/2019	5,000	4,981,531

Specialized Finance-2.75%

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.53%	04/08/2019	15,000	14,959,456

Total Commercial Paper (Cost $260,712,380)				260,703,019

Certificates of Deposit-16.17%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	27,000	27,000,000

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	27,000	27,000,000

Norinchukin Bank(c)	2.55%	03/25/2019	15,000	15,001,031

Sumitomo Mitsui Banking Corp.(c)	2.76%	03/07/2019	4,000	4,000,250

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.56%	03/26/2019	15,000	15,001,190

Total Certificates of Deposit (Cost $88,000,116)				88,002,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes-8.26%(d)

Credit Enhanced-6.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	2.47%	11/01/2030	$2,645	$2,645,000

Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.50%	04/01/2019	8,000	8,000,000

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	2.51%	05/01/2037	3,515	3,515,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.55%	11/01/2049	2,910	2,910,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.60%	11/01/2049	13,000	13,000,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	2.50%	01/01/2033	5,500	5,500,000

				35,570,000

Other Variable Rate Demand Notes-1.73%

Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD Taxable IDR(b)	2.40%	08/01/2045	9,400	9,400,000

Total Variable Rate Demand Notes (Cost $44,970,000)				44,970,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-72.32% (Cost $393,682,496)				393,675,490

			Repurchase Amount
Repurchase Agreements-28.73%(f)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(g)	2.55%	03/01/2019	5,002,479	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(g)	2.52%	03/07/2019	5,002,450	5,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $10,500,000; 0.13% - 7.00%; 04/25/2032 - 02/25/2059)(c)(h)	2.79%	04/04/2019	10,000,000	10,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% -7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	26,408,937	26,407,015

J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,862,066; 0% - 7.63%; 10/15/2047 - 06/15/2057)(i)	2.60%	-	-	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	$20,001,389	$20,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	25,001,799	25,000,000

Total Repurchase Agreements (Cost $156,407,015)				156,407,015

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.05% (Cost $550,089,511)				550,082,505

OTHER ASSETS LESS LIABILITIES-(1.05)%				(5,724,081)

NET ASSETS-100.00%				$544,358,424

Investment Abbreviations:

CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $258,621,111, which represented 47.51% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 15.8%; Canada: 15.6%; Netherlands: 12.9%; France: 10.1%; China: 8.3%; Switzerland: 5.5%; other countries less than 5% each: 13.0%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	63.1%

8-30	22.0

31-60	14.9

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-69.99%

U.S. Treasury Bills-55.65%(a)

U.S. Treasury Bills	2.39%	03/14/2019	$350,000	$349,699,827

U.S. Treasury Bills	2.36%-2.48%	04/04/2019	1,000,000	997,702,640

U.S. Treasury Bills	2.42%	04/11/2019	1,340,000	1,336,322,073

U.S. Treasury Bills	2.41%	04/16/2019	1,000,000	996,933,333

U.S. Treasury Bills	2.42%	04/18/2019	750,000	747,595,000

U.S. Treasury Bills	2.41%	04/23/2019	500,000	498,233,333

U.S. Treasury Bills	2.40%	04/25/2019	750,000	747,261,458

U.S. Treasury Bills	2.21%	04/30/2019	650,000	647,563,222

U.S. Treasury Bills	2.39%	05/02/2019	500,000	497,954,862

U.S. Treasury Bills	2.41%	05/16/2019	750,000	746,199,998

U.S. Treasury Bills	2.41%	05/23/2019	505,000	502,211,487

U.S. Treasury Bills	2.42%	05/30/2019	500,000	496,993,748

U.S. Treasury Bills	2.51%	06/13/2019	300,000	297,850,667

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.51%	06/27/2019	300,000	297,561,333

U.S. Treasury Bills	2.54%	07/05/2019	250,000	247,808,125

U.S. Treasury Bills	2.50%	07/11/2019	500,000	495,471,667

U.S. Treasury Bills	2.49%	07/18/2019	750,000	742,876,248

U.S. Treasury Bills	2.48%	07/25/2019	300,000	297,019,167

U.S. Treasury Bills	2.48%	08/01/2019	150,000	148,438,125

				11,587,865,270

U.S. Treasury Notes-14.34%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	277,000	276,875,164

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	1,248,000	1,247,998,298

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	510,000	509,992,893

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	451,000	450,982,007

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	500,000	499,880,736

				2,985,729,098

Total U.S. Treasury Securities (Cost $14,573,594,368)				14,573,594,368

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.99% (Cost $14,573,594,368)				14,573,594,368

			Repurchase Amount
Repurchase Agreements-33.28%(c)

Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $250,017,778 (collateralized by U.S. Treasury obligations valued at $255,000,017; 0% - 7.88%; 03/14/2019 - 11/15/2046)	2.56%	03/01/2019	250,017,778	250,000,000

CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 6.25%; 09/30/2020 - 05/15/2048)	2.55%	03/01/2019	250,017,708	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Citigroup Global Markets, Inc., term agreement dated 02/28/2019, maturing value of $600,284,667 (collateralized by U.S. Treasury obligations valued at $612,104,152; 0% - 2.88%; 08/31/2020 - 08/15/2045)(d)	2.44%	03/07/2019	$600,284,667	$600,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	428,175,183	428,144,856

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,009; 1.13% - 4.63%; 03/31/2021 - 02/15/2040)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $730,052,317 (collateralized by a U.S. Treasury obligation valued at $744,604,504; 2.50%; 03/31/2023)	2.58%	03/01/2019	730,052,317	730,000,000

Lloyds Bank PLC, term agreement dated 02/28/2019, maturing value of $503,109,583 (collateralized by U.S. Treasury obligations valued at $510,838,213; 1.63% - 2.63%; 8/15/2021 - 2/28/2023)	2.49%	04/30/2019	503,109,584	500,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(d)	2.46%	03/07/2019	210,104,464	210,004,013

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 -02/15/2027)(d)	2.47%	03/07/2019	1,043,444,653	1,042,943,750

Natixis, agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0% - 3.38%; 08/29/2019 - 05/15/2047)	2.55%	03/01/2019	250,017,708	250,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $333,115,279 (collateralized by U.S. Treasury obligations valued at $338,356,309; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.57%	03/01/2019	333,115,279	333,091,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $206,452,237 (collateralized by U.S. Treasury obligations valued at $209,066,000; 0%; 08/15/2033 - 08/15/2045)	2.57%	03/01/2019	206,452,237	206,437,500

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(d)	2.47%	04/23/2019	342,099,500	340,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(d)	2.47%	04/24/2019	412,531,750	410,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(d)	2.46%	05/07/2019	206,260,750	205,000,000

Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0% - 3.88%; 03/07/2019 - 02/15/2047)(e)	2.42%	-	-	1,000,000,000

Total Repurchase Agreements (Cost $6,930,621,619)				6,930,621,619

TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $21,504,215,987)				21,504,215,987

OTHER ASSETS LESS LIABILITIES-(3.27)%				(680,247,069)

NET ASSETS-100.00%				$20,823,968,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	29.8%

8-30	1.6

31-60	24.8

61-90	13.5

91-180	16.4

181+	13.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-50.32%

U.S. Treasury Bills-37.73%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$500,000	$498,835,973

U.S. Treasury Bills	2.40%	04/11/2019	745,000	742,973,125

U.S. Treasury Bills	2.41%	04/16/2019	500,000	498,466,667

U.S. Treasury Bills	2.42%	04/18/2019	300,000	299,038,800

U.S. Treasury Bills	2.41%	04/23/2019	600,000	597,880,000

U.S. Treasury Bills	2.40%	04/25/2019	100,000	99,634,861

U.S. Treasury Bills	2.21%	04/30/2019	700,000	697,375,778

U.S. Treasury Bills	2.39%	05/02/2019	150,000	149,386,458

U.S. Treasury Bills	2.41%	05/16/2019	150,000	149,240,000

U.S. Treasury Bills	2.41%	05/23/2019	500,000	497,239,096

U.S. Treasury Bills	2.42%	05/30/2019	300,000	298,196,249

U.S. Treasury Bills	2.51%	06/13/2019	850,000	843,910,222

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.49%	07/18/2019	650,000	643,826,082

U.S. Treasury Bills	2.48%	07/25/2019	350,000	346,522,361

U.S. Treasury Bills	2.48%	08/01/2019	500,000	494,793,750

U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	716,446,571

U.S. Treasury Bills	2.49%	08/29/2019	300,000	296,297,041

				8,366,231,991

U.S. Treasury Notes-12.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	2.47%	04/30/2019	582,000	582,066,170

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	170,000	169,949,875

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	775,000	775,014,103

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	535,000	534,970,719

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	630,000	629,989,281

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	100,000	100,007,581

				2,791,997,729

Total U.S. Treasury Securities (Cost $11,158,229,720)				11,158,229,720

U.S. Government Sponsored Agency Securities-13.47%

Federal Farm Credit Bank (FFCB)-3.21%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	37,300	37,286,173

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	125,000	124,997,515

Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	25,000	24,998,073

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	12/16/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	75,000	74,982,908

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	110,000	109,996,608

Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	75,000	75,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	145,000	144,992,996

				712,254,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-7.98%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	09/18/2019	$50,000	$50,005,877

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	116,000	116,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	130,000	130,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	150,000	150,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.42%	08/22/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	110,000	110,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	06/14/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	07/17/2019	72,000	72,000,403

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	25,000	25,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	125,000	125,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	50,000	50,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	85,000	85,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	85,000	85,000,000

Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	26,000	26,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.46%	12/06/2019	79,400	79,421,083

Unsec. Global Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.43%	03/01/2019	165,000	165,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	30,000	30,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	07/08/2019	150,000	150,002,462

				1,768,429,825

Federal Home Loan Mortgage Corp. (FHLMC)-0.23%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	50,000	50,000,000

Federal National Mortgage Association (FNMA)-0.28%

Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	63,000	63,000,000

Overseas Private Investment Corp. (OPIC)-1.77%
Sec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	11/15/2028	88,636	88,636,364

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	24,000	24,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	20,000	20,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	8,000	8,000,000

Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	03/15/2030	45,000	45,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	116,000	116,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	07/15/2025	33,944	33,944,445

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	05/15/2030	9,672	9,672,000

Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	07/09/2026	38,250	38,250,000

				393,502,809

Total U.S. Government Sponsored Agency Securities (Cost $2,987,186,907)				2,987,186,907

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-63.79% (Cost $14,145,416,627)				14,145,416,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-39.47%(d)

Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% - 8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	$75,158,229	$75,000,000

BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	200,421,944	200,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556(collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	429,531,019	429,500,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	551,327,711	551,288,661

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,062; 1.13% - 1.38%; 03/31/2021 - 09/30/2021)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $750,053,750 (collateralized by a U.S. Treasury obligation valued at $765,003,669; 2.75%; 07/31/2023)	2.58%	03/01/2019	750,053,750	750,000,000

ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $266,757,539 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $270,300,082; 0% - 4.50%; 01/02/2020 - 02/01/2049)	2.54%	04/15/2019	266,757,539	265,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,111 (collateralized by U.S. government sponsored agency obligations and a U.S. Treasury obligation valued at $102,000,044; 0.13% - 3.75%; 03/27/2019 - 07/15/2026)	2.56%	03/01/2019	100,007,111	100,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $200,013,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,018; 0% - 6.63%; 08/15/2019 - 02/01/2057)	2.41%	03/01/2019	200,013,389	200,000,000

ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	457,958,258	455,000,000

ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	125,058,333	125,000,000

ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	200,093,722	200,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	210,101,782	210,001,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	1,034,984,041	1,034,487,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $543,917,577 (collateralized by U.S. Treasury obligations valued at $551,739,600; 0% - 2.75%; 09/15/2021 - 05/15/2045)	2.57%	03/01/2019	$543,917,577	$543,878,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $86,193,653 (collateralized by U.S. Treasury obligations valued at $87,449,000; 0%; 08/15/2033 - 05/15/2045)	2.57%	03/01/2019	86,193,653	86,187,500

RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(e)	2.43%	04/30/2019	590,000,000	590,000,000

Royal Bank of Canada, agreement dated 02/28/2019, maturing value of $700,049,583 (collateralized by U.S. Treasury obligations valued at $714,000,098; 2.50% - 2.75%; 03/31/2023 - 08/31/2023)	2.55%	03/01/2019	700,049,583	700,000,000

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(e)	2.47%	04/23/2019	140,864,500	140,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	332,037,750	330,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	201,230,000	200,000,000

Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by a U.S. Treasury obligation valued at $255,447,310; 1.25%; 10/31/2021)	2.58%	03/01/2019	250,017,917	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/28/2019, maturing value of $765,054,613 (collateralized by U.S. Treasury obligations valued at $780,300,000; 0% - 8.13%; 03/15/2019 - 02/15/2048)	2.57%	03/01/2019	765,054,613	765,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	55,003,957	55,000,000

Total Repurchase Agreements (Cost $8,750,343,742)				8,750,343,742

TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $22,895,760,369)				22,895,760,369

OTHER ASSETS LESS LIABILITIES-(3.26)%				(723,185,084)

NET ASSETS-100.00%				$22,172,575,285

Investment Abbreviations:

Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
Sec.	-Secured
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	38.6%

8-30	0.0

31-60	14.2

61-90	11.5

91-180	20.3

181+	15.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-109.46%
U.S. Treasury Bills-90.06%(a)
U.S. Treasury Bills	2.46%	03/01/2019	$38,100	$38,100,000

U.S. Treasury Bills	2.39%	03/05/2019	91,882	91,857,625

U.S. Treasury Bills	2.39%	03/12/2019	75,000	74,945,229

U.S. Treasury Bills	2.37%-2.39%	03/14/2019	40,935	40,899,899

U.S. Treasury Bills	2.39%	03/21/2019	50,000	49,933,735

U.S. Treasury Bills	2.38%-2.39%	03/26/2019	30,000	29,950,312

U.S. Treasury Bills	2.43%	03/28/2019	25,000	24,954,719

U.S. Treasury Bills	2.45%	04/02/2019	50,000	49,906,278

U.S. Treasury Bills	2.40%-2.42%	04/11/2019	61,200	61,032,074

U.S. Treasury Bills	2.41%	04/16/2019	65,000	64,800,667

U.S. Treasury Bills	2.42%	04/18/2019	60,000	59,807,600

U.S. Treasury Bills	2.41%	04/23/2019	20,000	19,929,333

U.S. Treasury Bills	2.40%	04/25/2019	20,000	19,926,972

U.S. Treasury Bills	2.21%	04/30/2019	50,000	49,812,556

U.S. Treasury Bills	2.41%	05/16/2019	60,000	59,696,000

U.S. Treasury Bills	2.41%	05/23/2019	30,000	29,834,346

U.S. Treasury Bills	2.42%	05/30/2019	20,000	19,879,750

U.S. Treasury Bills	2.51%	06/13/2019	25,000	24,820,889

U.S. Treasury Bills	2.52%	06/20/2019	25,000	24,808,448

U.S. Treasury Bills	2.51%	06/27/2019	50,000	49,593,556

U.S. Treasury Bills	2.49%	07/18/2019	35,000	34,667,558

U.S. Treasury Bills	2.47%-2.48%	07/25/2019	18,800	18,613,340

U.S. Treasury Bills	2.48%	08/01/2019	10,000	9,895,875

U.S. Treasury Bills	2.49%	08/22/2019	13,000	12,845,744

U.S. Treasury Bills	2.49%	08/29/2019	10,000	9,876,568

				970,389,073

U.S. Treasury Notes-19.40%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.47%	04/30/2019	93,000	93,006,657

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.43%	04/30/2020	35,000	35,000,801

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.44%	07/31/2020	29,000	28,999,195

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.44%	10/31/2020	35,000	34,998,111

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.51%	01/31/2021	17,000	16,989,578

				208,994,342

TOTAL INVESTMENTS IN SECURITIES-109.46% (Cost $1,179,383,415)				1,179,383,415

OTHER ASSETS LESS LIABILITIES-(9.46)%				(101,926,860)

NET ASSETS-100.00%				$1,077,456,555

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	11.0%

8-30	18.7

31-60	23.4

61-90	19.7

91-180	16.5

181+	10.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-100.27%

Alabama-3.22%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$7,405	$7,405,000

Arizona-2.15%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	600	600,000

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	1,745	1,745,000

Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	2,595	2,595,000

				4,940,000

California-2.42%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street B&T Co.)(b)(c)	1.50%	03/12/2019	2,870	2,870,000

Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	03/12/2019	2,700	2,700,000

				5,570,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	823	823,000

Delaware-1.51%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	450	450,000

				3,465,000

District of Columbia-1.87%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	270	270,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	4,040	4,040,000

				4,310,000

Florida-8.18%

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	6,920	6,920,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	2,080	2,080,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	1,965	1,965,000

Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	3,945	3,945,000

Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,000	3,000,000

				18,820,000

Georgia-8.86%

Atlanta (City of), Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	$3,690	$3,690,000

Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,875	2,875,000

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000

Houston (City of); Series 2018 E-2, Commercial Paper Notes	1.81%	03/05/2019	3,000	3,000,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,700	3,700,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	800	800,000

				20,385,000

Illinois-2.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	4,935	4,935,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000

				5,735,000

Indiana-7.19%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	4,575	4,575,000

Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	6,885	6,885,000

Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	3,082	3,081,500

Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,000	2,000,000

				16,541,500

Louisiana-1.05%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	1,490	1,490,000

St. James (Parish of) (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000

				2,420,000

Maryland-3.00%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	2,700	2,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	300	300,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-Td Bank N.A.)(b)(c)	1.55%	07/01/2041	1,900	1,900,000

Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	2,000	2,000,000

				6,900,000

Massachusetts-0.66%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000

Michigan-2.58%

Kent (County of), Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	385	385,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-(continued)

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,300	$1,300,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	4,240	4,240,000

				5,925,000

Minnesota-4.77%

Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	1,860	1,860,000

Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	6,130	6,130,000

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (LOC-Freddie Mac)(b)(c)	1.75%	10/01/2033	1,805	1,805,000

				10,970,000

Mississippi-2.43%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	585	585,000

Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	5,000	5,000,000

				5,585,000

Missouri-4.70%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	485	485,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	1,160	1,160,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.45%	02/01/2031	2,376	2,376,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000

St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	6,500	6,500,000

				10,816,000

New York-9.79%

New York (City of);
Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,900	3,900,000

Subseries 2010 G-4, VRD Unlimited Tax GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000

New York (City of) Municipal Water Finance Authority; Subseries 2012 A-1, VRD Water & Sewer System RB(b)	1.55%	06/15/2044	5,885	5,885,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	2,000	2,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(b)(c)	1.50%	05/01/2050	1,000	1,000,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000

Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,000	2,000,000

				22,520,000

North Carolina-2.28%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	500	500,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina-(continued)
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	05/01/2036	$2,200	$2,200,000

				5,250,000

Ohio-3.09%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	6,900	6,900,000

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000

				7,100,000

Pennsylvania-2.75%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	2,515	2,515,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	07/01/2027	1,010	1,010,000

				6,320,000

Texas-11.17%

Aledo Independent School District; Series 2006A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	8,410	8,410,000

Harris (County of); Series 2019 C, GO Commercial Paper Notes	1.52%	03/07/2019	1,150	1,150,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	635	635,000

Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,100	1,100,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,532	2,532,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	2,600	2,600,000

Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,750	3,750,000

University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	5,525	5,525,000

				25,702,000

Utah-4.54%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	5,050	5,050,000

Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(b)	1.42%	05/15/2036	4,900	4,900,000

Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	500	500,000

				10,450,000

Virginia-3.20%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	2,855	2,855,000

University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	2,200	2,200,000

Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	2,300	2,300,000

				7,355,000

Washington-2.45%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	550	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington-(continued)

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	$5,085	$5,085,000

				5,635,000

West Virginia-1.77%

Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	1,045	1,045,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	3,030	3,030,000

				4,075,000

Wisconsin-1.79%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	4,120	4,120,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-100.27% (Cost $230,662,500)				230,662,500

OTHER ASSETS LESS LIABILITIES-(0.27)%				(611,017)

NET ASSETS-100.00%				$230,051,483

Investment Abbreviations:

BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
Sr.	- Senior
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.4%; other countries less than 5% each: 12.1%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Federal Home Loan Bank	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	96.3%

8-30	0.0

31-60	1.6

61-90	2.1

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:

Investments in securities, at value	$1,672,321,464	$393,675,490	$14,573,594,368	$14,145,416,627	$1,179,383,415	$230,662,500

Repurchase agreements, at value and cost	592,505,430	156,407,015	6,930,621,619	8,750,343,742	-	-

Receivable for:
Investments sold	-	-	49,820,717	-	-	15,000

Interest	2,155,114	238,938	8,514,722	13,630,831	415,211	310,502

Investment for trustee deferred compensation and retirement plans	3,566,708	985,092	2,118,043	965,321	112,023	346,774

Other assets	42,333	172,771	132,570	106,014	30,181	49,243

Total assets	2,270,591,049	551,479,306	21,564,802,039	22,910,462,535	1,179,940,830	231,384,019

Liabilities:

Payable for:
Investments purchased	-	4,981,944	647,563,222	697,375,778	99,718,833	-

Amount due custodian	-	-	49,821,197	493,875	227,726	635,879

Dividends	4,017,639	976,841	37,911,436	36,277,826	2,256,876	214,353

Accrued fees to affiliates	88,825	23,110	2,139,524	1,287,625	77,815	27,837

Accrued trustees’ and officers’ fees and benefits	6,969	3,904	49,392	46,051	5,566	3,312

Accrued operating expenses	72,466	50,244	907,269	1,244,976	71,409	70,136

Trustee deferred compensation and retirement plans	3,966,134	1,084,839	2,441,081	1,161,119	126,050	381,019

Total liabilities	8,152,033	7,120,882	740,833,121	737,887,250	102,484,275	1,332,536

Net assets applicable to shares outstanding	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net assets consist of:

Shares of beneficial interest	$2,261,957,190	$543,593,935	$20,822,797,825	$22,172,651,906	$1,077,505,656	$230,205,603

Distributable earnings	481,826	764,489	1,171,093	(76,621)	(49,101)	(154,120)

	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net Assets:

Institutional Class	$2,233,541,390	$541,523,123	$18,487,997,041	$20,784,034,360	$1,030,609,368	$134,213,442

Private Investment Class	$5,284,332	$1,312,548	$547,697,575	$418,347,262	$5,642,552	$25,775,848

Personal Investment Class	$11,243	$488,163	$190,759,007	$12,720,131	$167,090	$10,074

Cash Management Class	$21,321,177	$620,691	$351,820,743	$375,736,818	$1,393,829	$30,879,386

Reserve Class	$401,145	$271,336	$202,266,155	$290,258,341	$39,429,800	$16,149,541

Resource Class	$953,670	$121,951	$708,053,389	$225,052,377	$203,613	$23,013,068

Corporate Class	$926,059	$20,612	$335,375,008	$66,425,996	$10,303	$10,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Assets and Liabilities-(continued)

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,232,858,622	541,528,479	18,486,292,215	20,783,999,986	1,030,601,822	134,198,517

Private Investment Class	5,282,734	1,312,569	547,647,064	418,346,569	5,642,518	25,772,981

Personal Investment Class	11,240	488,174	190,741,413	12,720,111	167,089	10,073

Cash Management Class	21,314,452	620,700	351,788,294	375,736,197	1,393,820	30,875,951

Reserve Class	401,024	271,340	202,247,502	290,257,861	39,429,566	16,147,745

Resource Class	953,382	121,953	707,988,089	225,052,005	203,611	23,010,508

Corporate Class	925,778	20,612	335,344,078	66,425,886	10,303	10,123

Net asset value, offering and redemption price per share for each class	$ 1.0003	$ 1.0000	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Cost of Investments	$2,264,499,321	$550,089,511	$21,504,215,987	$22,895,760,369	$1,179,383,415	$230,662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:

Interest	$26,660,163	$6,337,021	$259,809,054	$255,506,029	$15,289,793	$1,627,627

Expenses:
Advisory fees	1,586,489	393,699	16,799,546	11,084,434	853,530	206,010

Administrative services fees	522,938	142,553	4,302,757	4,250,590	338,477	52,938

Custodian fees	11,508	4,896	342,263	1,102,710	18,314	2,493

Distribution fees:
Private Investment Class	8,067	2,006	756,279	641,285	6,958	33,608

Personal Investment Class	31	1,566	427,197	34,073	805	27

Cash Management Class	4,129	281	168,192	147,397	942	12,754

Reserve Class	1,765	1,167	961,516	1,295,190	162,907	62,573

Resource Class	975	104	469,235	196,505	148	3,267

Corporate Class	227	3	56,411	18,456	2	2

Transfer agent fees	97,717	23,622	1,007,973	997,599	61,209	9,426

Trustees’ and officers’ fees and benefits	26,122	13,210	182,216	180,909	19,151	10,685

Registration and filing fees	46,560	50,560	98,757	116,357	47,074	52,627

Reports to shareholders	5,528	5,650	34,468	71,000	6,155	4,539

Professional services fees	39,604	26,654	109,716	283,884	33,603	24,764

Other	36,617	24,919	164,815	534,216	37,249	19,762

Total expenses	2,388,277	690,890	25,881,341	20,954,605	1,586,524	495,475

Less: Fees waived	(469,293)	(213,324)	(2,883,082)	-	(213,136)	(177,428)

Net expenses	1,918,984	477,566	22,998,259	20,954,605	1,373,388	318,047

Net investment income	24,741,179	5,859,455	236,810,795	234,551,424	13,916,405	1,309,580

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	12,356	723	692,772	(92,328)	6,954	-

Change in net unrealized appreciation (depreciation) of investment securities	(313,895)	(62,106)	-	-	-	-

Net realized and unrealized gain (loss)	(301,539)	(61,383)	692,772	(92,328)	6,954	-

Net increase in net assets resulting from operations	$24,439,640	$5,798,072	$237,503,567	$234,459,096	$13,923,359	$1,309,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$24,741,179	$34,753,060	$5,859,455	$6,737,661

Net realized gain	12,356	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(313,895)	610,550	(62,106)	45,561

Net increase in net assets resulting from operations	24,439,640	35,379,784	5,798,072	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(24,534,765)	(34,416,266)	(5,830,955)	(6,691,735)

Private Investment Class	(54,958)	(82,653)	(12,858)	(20,355)

Personal Investment Class	(99)	(116)	(4,752)	(5,967)

Cash Management Class	(120,460)	(120,608)	(7,506)	(13,942)

Reserve Class	(3,000)	(4,925)	(1,827)	(2,844)

Resource Class	(10,475)	(15,304)	(1,333)	(2,517)

Corporate Class	(17,422)	(113,188)	(224)	(301)

Total distributions from distributable earnings	(24,741,179)	(34,753,060)	(5,859,455)	(6,737,661)

Share transactions-net:
Institutional Class	(109,609,040)	2,046,652,052	16,792,271	100,814,065

Private Investment Class	(577,514)	(1,120,462)	(276,848)	(255,402)

Personal Investment Class	10	10	(127,954)	5,508

Cash Management Class	15,138,839	(1,557,953)	(158,291)	(369,075)

Reserve Class	(17,118)	(526,153)	1,751	(231,056)

Resource Class	(41,739)	(331,634)	(63,953)	2,359

Corporate Class	(999,798)	(7,555,486)	218	285

Net increase (decrease) in net assets resulting from share transactions	(96,106,360)	2,035,560,374	16,167,194	99,966,684

Net increase (decrease) in net assets	(96,407,899)	2,036,187,098	16,105,811	100,013,803

Net assets:
Beginning of period	2,358,846,915	322,659,817	528,252,613	428,238,810

End of period	$2,262,439,016	$2,358,846,915	$544,358,424	$528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$236,810,795	$343,381,843	$234,551,424	$358,626,619

Net realized gain (loss)	692,772	299,297	(92,328)	338,020

Net increase in net assets resulting from operations	237,503,567	343,681,140	234,459,096	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(215,352,750)	(316,976,537)	(221,064,799)	(343,597,288)

Private Investment Class	(4,645,350)	(5,753,138)	(3,934,618)	(4,396,499)

Personal Investment Class	(1,255,410)	(1,091,648)	(98,502)	(87,553)

Cash Management Class	(4,324,081)	(5,455,079)	(3,812,674)	(3,514,488)

Reserve Class	(1,406,919)	(1,727,217)	(1,927,609)	(1,593,154)

Resource Class	(5,864,013)	(6,151,737)	(2,427,330)	(3,257,378)

Corporate Class	(3,962,272)	(6,226,487)	(1,285,892)	(2,180,259)

Total distributions from distributable earnings	(236,810,795)	(343,381,843)	(234,551,424)	(358,626,619)

Share transactions-net:
Institutional Class	(1,744,520,588)	(2,572,323,178)	(1,545,847,685)	(5,361,767,419)

Private Investment Class	29,945,998	(57,087,888)	(7,399,493)	(84,746,276)

Personal Investment Class	72,871,813	(22,360,529)	4,399,545	(12,808,614)

Cash Management Class	(94,939,185)	(32,654,595)	42,388,472	164,319,452

Reserve Class	(26,260,254)	(22,210,837)	80,629,705	38,672,367

Resource Class	182,598,030	48,590,008	(7,240,187)	(109,853,171)

Corporate Class	(131,996,469)	(140,464,356)	(79,850,183)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,712,300,655)	(2,798,511,375)	(1,512,919,826)	(5,544,345,781)

Net increase (decrease) in net assets	(1,711,607,883)	(2,798,212,078)	(1,513,012,154)	(5,544,007,761)

Net assets:
Beginning of period	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of period	$20,823,968,918	$22,535,576,801	$22,172,575,285	$23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$13,916,405	$17,884,636	$1,309,580	$1,799,189

Net realized gain (loss)	6,954	28,696	-	(4,370)

Net increase in net assets resulting from operations	13,923,359	17,913,332	1,309,580	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(13,605,626)	(17,548,675)	(887,116)	(1,178,614)

Private Investment Class	(50,875)	(32,722)	(151,113)	(257,237)

Personal Investment Class	(2,245)	(1,848)	(41)	(2,800)

Cash Management Class	(23,447)	(30,650)	(207,672)	(244,208)

Reserve Class	(232,236)	(269,491)	(37,926)	(64,811)

Resource Class	(1,870)	(1,118)	(25,630)	(51,452)

Corporate Class	(106)	(132)	(82)	(67)

Total distributions from distributable earnings	(13,916,405)	(17,884,636)	(1,309,580)	(1,799,189)

Share transactions-net:
Institutional Class	(249,733,796)	(26,061,641)	6,552,286	16,846,975

Private Investment Class	(441,684)	2,860,154	(2,284,380)	709,862

Personal Investment Class	(227,723)	346,971	40	(1,995,739)

Cash Management Class	(1,771,470)	1,547,656	(1,005,085)	4,269,240

Reserve Class	6,033,374	(2,229,222)	1,998,738	492,985

Resource Class	108,352	1,077	20,511,389	(3,499,087)

Corporate Class	102	124	66	10,056

Net increase (decrease) in net assets resulting from share transactions	(246,032,845)	(23,534,881)	25,773,054	16,834,292

Net increase (decrease) in net assets	(246,025,891)	(23,506,185)	25,773,054	16,829,922

Net assets:
Beginning of period	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of period	$1,077,456,555	$1,323,482,446	$230,051,483	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34                         Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

35                         Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide (s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

36                         Short-Term Investments Trust

(2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$ 469,293	$-
Invesco STIC Prime Portfolio	213,324	-
Invesco Treasury Portfolio	2,883,082	-
Invesco Government & Agency Portfolio	-	-
Invesco Treasury Obligations Portfolio	213,136	-
Invesco Tax-Free Cash Reserve Portfolio	176,209	-

Voluntary fee waivers for the six months ended February 28, 2019 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,219	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

37                         Short-Term Investments Trust

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco STIC Prime Portfolio	$ -	$ 600,237	$-
Invesco Tax-Free Cash Reserve Portfolio	101,283,916	104,025,817	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term	Not Subject to Expiration	Total*
Fund	2019

Invesco Government & Agency Portfolio	$ -	$191,635	$191,635

Invesco Treasury Obligations Portfolio	-	41,811	41,811

Invesco Tax-Free Cash Reserve Portfolio	30,074	19,092	49,166

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38                         Short-Term Investments Trust

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Portfolio	$21,504,222,664	$-	$(6,677)	$(6,677)
Invesco Government & Agency Portfolio	22,895,762,013	-	(1,644)	(1,644)
Invesco Treasury Obligations Portfolio	1,179,385,115	-	(1,700)	(1,700)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

39                         Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	5,012,901,470	$5,014,022,749	11,428,619,333	$11,430,459,074

Private Investment Class	285,948	286,011	296,154	296,213

Cash Management Class	94,822,798	94,842,464	76,229,664	76,244,103

Reserve Class	4,378	4,376	29,385	29,391

Resource Class	4,732	4,733	185	185

Corporate Class	395,953	396,011	32,928,336	32,934,007

Issued as reinvestment of dividends:
Institutional Class	5,064,842	5,065,591	3,254,561	3,255,227

Private Investment Class	43,620	43,626	65,917	65,928

Personal Investment Class	10	10	10	10

Cash Management Class	57,949	57,958	78,582	78,596

Reserve Class	2,907	2,908	4,871	4,872

Resource Class	10,347	10,348	14,741	14,744

Corporate Class	17,419	17,422	108,271	108,285

Reacquired:
Institutional Class	(5,127,594,406)	(5,128,697,380)	(9,385,489,530)	(9,387,062,249)

Private Investment Class	(906,953)	(907,151)	(1,482,383)	(1,482,603)

Cash Management Class	(79,744,302)	(79,761,583)	(77,866,227)	(77,880,652)

Reserve Class	(24,396)	(24,402)	(560,376)	(560,416)

Resource Class	(56,813)	(56,820)	(346,497)	(346,563)

Corporate Class	(1,412,869)	(1,413,231)	(40,592,273)	(40,597,778)

Net increase (decrease) in share activity	(96,127,366)	$(96,106,360)	2,035,292,724	$2,035,560,374

(a)	73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	616,911,751	$616,912,208	1,391,467,414	$1,391,466,950

Private Investment Class	17,493	17,493	841,532	841,537

Personal Investment Class	10	10	-	-

Cash Management Class	32,539	32,539	408,572	408,575

Reserve Class	342	342	5	5

Issued as reinvestment of dividends:
Institutional Class	3,613,977	3,613,977	3,411,844	3,411,791

Private Investment Class	12,251	12,251	19,003	19,002

Personal Investment Class	4,752	4,752	5,534	5,535

Cash Management Class	4,904	4,904	9,091	9,090

Reserve Class	1,747	1,747	2,835	2,835

Resource Class	1,295	1,295	2,358	2,359

Corporate Class	218	218	286	285

Reacquired:
Institutional Class	(603,733,007)	(603,733,914)	(1,294,068,817)	(1,294,064,676)

Private Investment Class	(306,592)	(306,592)	(1,115,941)	(1,115,941)

Personal Investment Class	(132,716)	(132,716)	(27)	(27)

Cash Management Class	(195,734)	(195,734)	(786,748)	(786,740)

Reserve Class	(338)	(338)	(233,896)	(233,896)

Resource Class	(65,248)	(65,248)	-	-

Net increase in share activity	16,167,644	$16,167,194	99,963,045	$99,966,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018

	Shares	Amount	Shares	Amount

Sold:

Institutional Class	96,355,326,640	$96,355,326,640	191,918,070,818	$191,918,070,818

Private Investment Class	588,042,253	588,042,253	1,373,550,349	1,373,550,349

Personal Investment Class	639,356,569	639,356,569	1,029,056,714	1,029,056,714

Cash Management Class	1,418,168,818	1,418,168,818	3,628,925,469	3,628,925,469

Reserve Class	476,369,566	476,369,566	716,399,473	716,399,473

Resource Class	531,649,398	531,649,398	778,758,603	778,758,603

Corporate Class	3,144,131,976	3,144,131,976	6,094,873,392	6,094,873,392

Issued as reinvestment of dividends:

Institutional Class	56,593,898	56,593,898	71,641,952	71,641,952

Private Investment Class	1,252,998	1,252,998	1,001,889	1,001,889

Personal Investment Class	1,094,189	1,094,189	1,002,329	1,002,329

Cash Management Class	4,157,507	4,157,507	4,359,519	4,359,519

Reserve Class	1,267,531	1,267,531	1,547,178	1,547,178

Resource Class	1,144,936	1,144,936	1,262,800	1,262,800

Corporate Class	3,253,627	3,253,627	4,316,947	4,316,947

Reacquired:

Institutional Class	(98,156,441,126)	(98,156,441,126)	(194,562,035,948)	(194,562,035,948)

Private Investment Class	(559,349,253)	(559,349,253)	(1,431,640,126)	(1,431,640,126)

Personal Investment Class	(567,578,945)	(567,578,945)	(1,052,419,572)	(1,052,419,572)

Cash Management Class	(1,517,265,510)	(1,517,265,510)	(3,665,939,583)	(3,665,939,583)

Reserve Class	(503,897,351)	(503,897,351)	(740,157,488)	(740,157,488)

Resource Class	(350,196,304)	(350,196,304)	(731,431,395)	(731,431,395)

Corporate Class	(3,279,382,072)	(3,279,382,072)	(6,239,654,695)	(6,239,654,695)

Net increase (decrease) in share activity	(1,712,300,655)	$(1,712,300,655)	(2,798,511,375)	$(2,798,511,375)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	91,001,016,296	$91,001,016,296	247,813,982,127	$247,813,982,127

Private Investment Class	846,349,780	846,349,780	1,691,041,762	1,691,041,762

Personal Investment Class	24,562,853	24,562,853	22,767,729	22,767,729

Cash Management Class	637,601,536	637,601,536	1,160,198,493	1,160,198,493

Reserve Class	556,332,185	556,332,185	912,998,598	912,998,598

Resource Class	1,418,025,195	1,418,025,195	2,889,383,856	2,889,383,856

Corporate Class	311,762,653	311,762,653	1,680,502,506	1,680,502,506

Issued as reinvestment of dividends:

Institutional Class	57,422,934	57,422,934	72,936,103	72,936,103

Private Investment Class	1,664,693	1,664,693	1,388,818	1,388,818

Personal Investment Class	69,287	69,287	49,917	49,917

Cash Management Class	2,519,471	2,519,471	2,379,887	2,379,887

Reserve Class	1,666,823	1,666,823	1,398,425	1,398,425

Resource Class	1,586,992	1,586,992	2,270,177	2,270,177

Corporate Class	330,695	330,695	346,270	346,270

Reacquired:

Institutional Class	(92,604,286,915)	(92,604,286,915)	(253,248,685,649)	(253,248,685,649)

Private Investment Class	(855,413,966)	(855,413,966)	(1,777,176,856)	(1,777,176,856)

Personal Investment Class	(20,232,595)	(20,232,595)	(35,626,260)	(35,626,260)

Cash Management Class	(597,732,535)	(597,732,535)	(998,258,928)	(998,258,928)

Reserve Class	(477,369,303)	(477,369,303)	(875,724,656)	(875,724,656)

Resource Class	(1,426,852,374)	(1,426,852,374)	(3,001,507,204)	(3,001,507,204)

Corporate Class	(391,943,531)	(391,943,531)	(1,859,010,896)	(1,859,010,896)

Net increase (decrease) in share activity	(1,512,919,826)	$(1,512,919,826)	(5,544,345,781)	$(5,544,345,781)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	524,338,990	$524,338,990	1,111,333,157	$1,111,333,157

Private Investment Class	5,775,279	5,775,279	6,402,656	6,402,656

Personal Investment Class	1,069,050	1,069,050	2,424,596	2,424,596

Cash Management Class	2,699	2,699	3,404,184	3,404,184

Reserve Class	62,710,380	62,710,380	165,401,910	165,401,910

Resource Class	2,072,484	2,072,484	1,077	1,077

Issued as reinvestment of dividends:

Institutional Class	805,937	805,937	871,181	871,181

Private Investment Class	50,875	50,875	25,972	25,972

Personal Investment Class	1,718	1,718	657	657

Cash Management Class	23,447	23,447	26,644	26,644

Reserve Class	207,308	207,308	236,440	236,440

Resource Class	159	159	-	-

Corporate Class	102	102	124	124

Reacquired:

Institutional Class	(774,878,723)	(774,878,723)	(1,138,265,979)	(1,138,265,979)

Private Investment Class	(6,267,838)	(6,267,838)	(3,568,474)	(3,568,474)

Personal Investment Class	(1,298,491)	(1,298,491)	(2,078,282)	(2,078,282)

Cash Management Class	(1,797,616)	(1,797,616)	(1,883,172)	(1,883,172)

Reserve Class	(56,884,314)	(56,884,314)	(167,867,572)	(167,867,572)

Resource Class	(1,964,291)	(1,964,291)	-	-

Net increase (decrease) in share activity	(246,032,845)	$(246,032,845)	(23,534,881)	$(23,534,881)

(a)	81% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	80,298,113	$80,298,113	145,257,757	$145,257,757

Private Investment Class	26,855,314	26,855,314	69,282,391	69,282,391

Personal Investment Class	-	-	10,389	10,389

Cash Management Class	44,778,877	44,778,877	18,777,674	18,777,674

Reserve Class	31,036,730	31,036,730	76,263,241	76,263,241

Resource Class	30,546,844	30,546,844	5,290,233	5,290,233

Corporate Class	110,000	110,000	10,000	10,000

Issued as reinvestment of dividends:

Institutional Class	430,894	430,894	530,228	530,228

Private Investment Class	137,826	137,826	222,751	222,751

Personal Investment Class	40	40	2,800	2,800

Cash Management Class	154,803	154,803	190,958	190,958

Reserve Class	35,434	35,434	59,800	59,800

Resource Class	16,035	16,035	48,820	48,820

Corporate Class	66	66	56	56

Reacquired:

Institutional Class	(74,176,721)	(74,176,721)	(128,941,010)	(128,941,010)

Private Investment Class	(29,277,520)	(29,277,520)	(68,795,280)	(68,795,280)

Personal Investment Class	-	-	(2,008,928)	(2,008,928)

Cash Management Class	(45,938,765)	(45,938,765)	(14,699,392)	(14,699,392)

Reserve Class	(29,073,426)	(29,073,426)	(75,830,056)	(75,830,056)

Resource Class	(10,051,490)	(10,051,490)	(8,838,140)	(8,838,140)

Corporate Class	(110,000)	(110,000)	-	-

Net increase in share activity	25,773,054	$25,773,054	16,834,292	$16,834,292

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/19	$1.0004	$0.0106	$(0.0000)	$0.0106	$(0.0107)	$-	$(0.0107)	$1.0003	1.06%	$954	0.38	%(c)	0.42	%(c)	2.14	%(c)
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	(0.0140)	1.0004	1.43	996	0.38		0.43		1.53
Year ended 08/31/17	1.00	0.0031	0.0036	0.0067	(0.0060)	(0.0005)	(0.0065)	1.0002	0.64	1,327	0.38		0.46		0.31
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	7,248	0.32		0.38		0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	72,686	0.21		0.37		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/19	1.0001	0.0102	(0.0000)	0.0102	(0.0103)	-	(0.0103)	1.0000	1.03	122	0.34	(c)	0.42	(c)	2.07	(c)
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	(0.0136)	1.0001	1.38	186	0.34		0.43		1.39
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	-	(0.0054)	1.0000	0.54	184	0.34		0.43		0.46
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	16,866	0.25		0.40		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	19,710	0.07		0.39		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Invesco Treasury Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.99	708,053	0.34	(c)	0.37	(c)	1.98	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.21	525,418	0.34		0.36		1.21
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.36	476,818	0.33		0.36		0.37
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	482,931	0.24		0.37		0.07
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	324,480	0.06		0.37		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.99	225,052	0.33	(c)	0.33	(c)	1.98	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.22	232,293	0.31		0.31		1.19
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.40	342,143	0.31		0.31		0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	95,689	0.23		0.34		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	97,907	0.08		0.33		0.02
Year ended 08/31/14	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.97	204	0.34	(c)	0.37	(c)	1.95	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.19	95	0.34		0.37		1.18
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.32	94	0.30		0.38		0.36
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	194	0.16		0.56		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	2,372	0.00		0.53		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.61	23,013	0.36	(c)	0.53	(c)	1.22	(c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.85	2,499	0.36		0.54		0.85
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	5,999	0.35		0.53		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,411	0.14		0.51		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	4,526	0.03		0.51		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $983, $131, $591,404, $247,666, $186 and $4,118 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

46                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]

Invesco Liquid Assets Portfolio	$1,000.00	$1,010.60	$1.89	$1,022.91	$1.91	0.38%

Invesco STIC Prime Portfolio	1,000.00	1,010.30	1.69	1,023.11	1.71	0.34

Invesco Treasury Portfolio	1,000.00	1,009.90	1.69	1,023.11	1.71	0.34

Invesco Government & Agency Portfolio	1,000.00	1,009.90	1.64	1,023.16	1.66	0.33

Invesco Treasury Obligations Portfolio	1,000.00	1,009.70	1.69	1,023.11	1.71	0.34

Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.10	1.79	1,023.01	1.81	0.36

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4

48

Semiannual Report to Shareholders		February 28, 2019
Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
28	Financial Statements
34	Notes to Financial Statements
46	Financial Highlights
47	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 30 days	27 days	59 days	$5.3 million
Invesco STIC Prime[1]	9 - 19 days	11 days	11 days	1.3 million
Invesco Treasury[2]	21 - 44 days	43 days	113 days	547.7 million
Invesco Government & Agency[2]	24 - 40 days	40 days	107 days	418.3 million
Invesco Treasury Obligations[2]	34 - 48 days	45 days	104 days	5.6 million
Invesco Tax-Free Cash Reserve[3]	7 - 11 days	8 days	8 days	25.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                        Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and Bruce Crockett monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                        Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-41.22%(a)
Asset-Backed Securities - Fully Supported-5.80%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$10,000	$9,995,188
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	25,000	24,942,937
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.85%	03/04/2019	25,000	24,993,256
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	25,000	24,765,458
Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)(c)	2.52%	03/18/2019	26,700	26,667,106
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	20,000	19,993,250
				131,357,195

Asset-Backed Securities - Fully Supported Bank-14.66%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.45%	03/06/2019	15,000	14,993,938
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	35,000	34,894,775
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	10,000	9,961,975
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	15,000	15,000,060
Collateralized Commercial Paper FLEX Co., LLC (Multi-CEP’s)(b)	2.97%	08/06/2019	25,000	24,715,346
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.87%	03/01/2019	43,315	43,312,088
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	20,000	19,994,604
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.00%	03/01/2019	50,000	49,996,639
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.78%	03/11/2019	15,000	14,988,885
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.82%	03/18/2019	10,000	9,987,805
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	19,250	19,067,735
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	15,000	14,855,735
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.73%	04/22/2019	10,000	9,962,768
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	50,000	49,976,521
				331,708,874

Consumer Finance-1.77%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	40,000	40,012,826

Diversified Banks-14.79%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	20,000	20,014,658
Banco Santander, S.A.(c)	2.40%	03/06/2019	50,000	49,979,992
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	40,000	40,011,269
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(c)(d)	2.75%	08/07/2019	20,000	20,002,040
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	10,000	10,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,965,306
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	30,000	29,876,262
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	45,000	45,001,996
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	10,000	10,007,241
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.60%	08/23/2019	25,000	25,005,925
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	3.02%	01/03/2020	15,000	15,023,955
Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.86%	07/10/2019	25,000	24,762,858
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	25,000	24,907,337
				334,558,839

Diversified Capital Markets-0.66%
UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	15,000	15,007,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                        Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
RegionalBanks-1.77%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	$25,000	$25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,018,009
				40,018,009

Specialized Finance-1.77%
Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	40,000	40,000,000
Total Commercial Paper (Cost $932,440,146)				932,663,579

Certificates of Deposit-28.28%
Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	93,000	93,000,000
Banco Del Estado De Chile(c)	2.70%	05/10/2019	60,000	60,013,935
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	25,000	25,009,438
Bank of Nova Scotia (1 mo. USD LIBOR + 0.11%) (Canada)(c)(d)	2.59%	08/26/2019	20,000	19,997,800
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	30,000	30,020,408
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,003,483
China Construction Bank Corp.(c)	2.72%	03/19/2019	15,000	15,001,908
China Construction Bank Corp.(c)	2.75%	05/13/2019	20,000	20,002,851
China Construction Bank Corp.(c)	2.76%	03/14/2019	25,000	25,002,919
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	20,000	20,000,398
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	83,000	83,000,000
MUFG Bank, Ltd.(c)	2.68%	04/17/2019	12,000	12,001,979
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	20,000	19,742,645
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	20,000	20,019,522
Natixis (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.81%	11/07/2019	35,000	35,005,711
Royal Bank of Canada (3 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.76%	05/20/2019	20,000	20,006,920
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	20,000	20,001,466
Sumitomo Mitsui Trust Bank, Ltd.(c)	2.41%	03/04/2019	30,000	30,000,078
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	15,000	15,003,404
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	25,000	25,006,216
Toronto-Dominion Bank (The)(1 mo. USD LIBOR + 0.30%)(Canada)(c)(d)	2.81%	07/22/2019	30,000	30,006,301
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	12,000	12,003,021
Total Certificates of Deposit (Cost $639,744,311)				639,850,403

Variable Rate Demand Notes-3.53%(e)

Credit Enhanced-3.53%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	2,120	2,120,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	2,800	2,800,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	5,840	5,840,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.58%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                        Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$10,000	$10,000,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.55%	07/01/2040	1,495	1,495,000

Total Variable Rate Demand Notes (Cost $79,789,999)				79,789,999

U.S. Dollar Denominated Bonds & Notes-0.89%

Diversified Banks-0.89%

National Australia Bank Ltd.; Sr. Unsec. Notes (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.95%	08/29/2019	20,000	20,017,483

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,019,435)				20,017,483

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.92% (Cost $1,671,993,891)				1,672,321,464

			Repurchase Amount

Repurchase Agreements-26.19%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	9,000,625	9,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	25,001,736	25,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(h)	2.55%	03/01/2019	15,007,438	15,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 - 06/25/2046)(i)	3.22%	-	-	61,500,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(h)	2.60%	03/07/2019	15,007,583	15,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(h)	2.52%	03/07/2019	23,011,270	23,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $20,009,917 (collateralized by domestic non-agency mortage-backed securities, a foreign non-agency mortage-backed security and a foreign non-agency asset-backed security valued at $22,000,000; 0% - 6.50%; 07/20/2020 - 01/02/2047)(c)(h)	2.55%	03/07/2019	20,009,917	20,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	10,000,694	10,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	199,019,913	199,005,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                        Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(i)	3.11%	-	$-	$25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(i)	2.50%	-	-	30,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	50,003,472	50,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	110,007,914	110,000,000

Total Repurchase Agreements (Cost $592,505,430)				592,505,430

TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.11% (Cost $2,264,499,321)				2,264,826,894

OTHER ASSETS LESS LIABILITIES-(0.11)%				(2,387,878)

NET ASSETS-100.00%				$2,262,439,016

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $712,145,115, which represented 31.48% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.7%; Canada: 12.6%; Netherlands: 9.9%; France: 9.2%; Switzerland: 8.5%; China: 7.7%; Australia: 5.9%; other countries less than 5% each: 13.8%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                        Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	49.5%

8-30	4.9

31-60	12.2

61-90	8.6

91-180	12.1

181+	12.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                        Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-47.89%(a)
Asset-Backed Securities - Fully Supported-6.79%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$15,000	$14,992,781
Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.54%	03/15/2019	10,000	9,989,938
Manahattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	2.63%	03/04/2019	2,000	1,999,467
Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.50%	03/19/2019	10,000	9,986,594
				36,968,780

Asset-Backed Securities - Fully Supported Bank-14.69%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.69%	03/01/2019	15,000	14,998,997
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.58%	04/02/2019	15,000	14,965,873
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	10,000	9,999,328
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.77%	03/04/2019	15,000	14,995,953
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	10,000	9,995,304
Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.64%	03/11/2019	15,000	14,988,794
				79,944,249

Asset-Backed Securities - Multi-Purpose-7.47%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.56%	04/05/2019	15,000	14,962,665
CHARTA, LLC(b)	2.50%-2.62%	03/04/2019	15,700	15,695,806
Regency Markets No. 1 LLC(b)(c)	2.50%	03/15/2019	10,000	9,989,771
				40,648,242

Diversified Banks-15.28%

Banco Santander, S.A.(c)	2.64%	03/08/2019	15,000	14,991,970
China Construction Bank Corp.(b)(c)	2.79%	03/11/2019	15,000	14,988,821
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.53%	04/04/2019	10,000	9,976,035
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.52%	04/29/2019	5,000	4,979,042
Industrial & Commercial Bank of China Ltd.(b)(c)	2.68%	03/26/2019	7,500	7,486,447
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	7,000	6,971,128
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.52%-2.55%	03/11/2019	8,815	8,808,312
Toronto-Dominion Bank (Canada)(b)(c)	2.48%	03/01/2019	15,000	14,999,006
				83,200,761

Insurance Brokers-0.91%

MetLife Short Term Funding LLC(b)	0.00%	04/22/2019	5,000	4,981,531

Specialized Finance-2.75%

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.53%	04/08/2019	15,000	14,959,456
Total Commercial Paper (Cost $260,712,380)				260,703,019

Certificates of Deposit-16.17%

Australia & New Zealand Banking Group,Ltd.(c)	2.39%	03/01/2019	27,000	27,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	27,000	27,000,000
Norinchukin Bank(c)	2.55%	03/25/2019	15,000	15,001,031
Sumitomo Mitsui Banking Corp.(c)	2.76%	03/07/2019	4,000	4,000,250
Sumitomo Mitsui Trust Bank, Ltd.(c)	2.56%	03/26/2019	15,000	15,001,190
Total Certificates of Deposit (Cost $88,000,116)				88,002,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                        Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-8.26%(d)
Credit Enhanced-6.53%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	2.47%	11/01/2030	$2,645	$2,645,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.50%	04/01/2019	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	2.51%	05/01/2037	3,515	3,515,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.55%	11/01/2049	2,910	2,910,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.60%	11/01/2049	13,000	13,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	2.50%	01/01/2033	5,500	5,500,000
				35,570,000

Other Variable Rate Demand Notes-1.73%
Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD TaxableIDR(b)	2.40%	08/01/2045	9,400	9,400,000
Total Variable Rate Demand Notes (Cost $44,970,000)				44,970,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-72.32% (Cost $393,682,496)				393,675,490

			Repurchase Amount

Repurchase Agreements-28.73%(f)
Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	15,001,042	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	15,001,042	15,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(g)	2.55%	03/01/2019	5,002,479	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(g)	2.52%	03/07/2019	5,002,450	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $10,500,000; 0.13% - 7.00%; 04/25/2032 - 02/25/2059)(c)(h)	2.79%	04/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	26,408,937	26,407,015
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,862,066; 0% - 7.63%; 10/15/2047 - 06/15/2057)(i)	2.60%	-	-	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                        Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	$20,001,389	$20,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	25,001,799	25,000,000
Total Repurchase Agreements (Cost $156,407,015)				156,407,015
TOTAL INVESTMENTS IN SECURITIES(j)(k) -101.05% (Cost $550,089,511)				550,082,505
OTHER ASSETS LESS LIABILITIES-(1.05)%				(5,724,081)
NET ASSETS-100.00%				$544,358,424

Investment Abbreviations:

CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $258,621,111, which represented 47.51% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 15.8%; Canada: 15.6%; Netherlands: 12.9%; France: 10.1%; China: 8.3%; Switzerland: 5.5%; other countries less than 5% each: 13.0%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	63.1%
8-30	22.0
31-60	14.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                        Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-69.99%
U.S. Treasury Bills-55.65%(a)
U.S. Treasury Bills	2.39%	03/14/2019	$350,000	$349,699,827
U.S. Treasury Bills	2.36%-2.48%	04/04/2019	1,000,000	997,702,640
U.S. Treasury Bills	2.42%	04/11/2019	1,340,000	1,336,322,073
U.S. Treasury Bills	2.41%	04/16/2019	1,000,000	996,933,333
U.S. Treasury Bills	2.42%	04/18/2019	750,000	747,595,000
U.S. Treasury Bills	2.41%	04/23/2019	500,000	498,233,333
U.S. Treasury Bills	2.40%	04/25/2019	750,000	747,261,458
U.S. Treasury Bills	2.21%	04/30/2019	650,000	647,563,222
U.S. Treasury Bills	2.39%	05/02/2019	500,000	497,954,862
U.S. Treasury Bills	2.41%	05/16/2019	750,000	746,199,998
U.S. Treasury Bills	2.41%	05/23/2019	505,000	502,211,487
U.S. Treasury Bills	2.42%	05/30/2019	500,000	496,993,748
U.S. Treasury Bills	2.51%	06/13/2019	300,000	297,850,667
U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957
U.S. Treasury Bills	2.51%	06/27/2019	300,000	297,561,333
U.S. Treasury Bills	2.54%	07/05/2019	250,000	247,808,125
U.S. Treasury Bills	2.50%	07/11/2019	500,000	495,471,667
U.S. Treasury Bills	2.49%	07/18/2019	750,000	742,876,248
U.S. Treasury Bills	2.48%	07/25/2019	300,000	297,019,167
U.S. Treasury Bills	2.48%	08/01/2019	150,000	148,438,125
				11,587,865,270

U.S. Treasury Notes-14.34%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	277,000	276,875,164
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	1,248,000	1,247,998,298
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	510,000	509,992,893
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	451,000	450,982,007
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	500,000	499,880,736
				2,985,729,098
Total U.S. Treasury Securities (Cost $14,573,594,368)				14,573,594,368
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.99% (Cost $14,573,594,368)				14,573,594,368

			Repurchase Amount

Repurchase Agreements-33.28%(c)
Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $250,017,778 (collateralized by U.S. Treasury obligations valued at $255,000,017; 0% - 7.88%; 03/14/2019 - 11/15/2046)	2.56%	03/01/2019	250,017,778	250,000,000
CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 6.25%; 09/30/2020 - 05/15/2048)	2.55%	03/01/2019	250,017,708	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                        Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 02/28/2019, maturing value of $600,284,667 (collateralized by U.S. Treasury obligations valued at $612,104,152; 0% - 2.88%; 08/31/2020 - 08/15/2045)(d)	2.44%	03/07/2019	$600,284,667	$600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	428,175,183	428,144,856
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,009; 1.13% - 4.63%; 03/31/2021 - 02/15/2040)	2.40%	03/01/2019	75,005,000	75,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $730,052,317 (collateralized by a U.S. Treasury obligation valued at $744,604,504; 2.50%; 03/31/2023)	2.58%	03/01/2019	730,052,317	730,000,000
Lloyds Bank PLC, term agreement dated 02/28/2019, maturing value of $503,109,583 (collateralized by U.S. Treasury obligations valued at $510,838,213; 1.63% - 2.63%; 8/15/2021 - 2/28/2023)	2.49%	04/30/2019	503,109,584	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 -02/15/2043)(d)	2.46%	03/07/2019	210,104,464	210,004,013
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 -02/15/2027)(d)	2.47%	03/07/2019	1,043,444,653	1,042,943,750
Natixis, agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0% -3.38%; 08/29/2019 - 05/15/2047)	2.55%	03/01/2019	250,017,708	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $333,115,279 (collateralized by U.S. Treasury obligations valued at $338,356,309; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.57%	03/01/2019	333,115,279	333,091,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $206,452,237 (collateralized by U.S. Treasury obligations valued at $209,066,000; 0%; 08/15/2033 -08/15/2045)	2.57%	03/01/2019	206,452,237	206,437,500
Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(d)	2.47%	04/23/2019	342,099,500	340,000,000
Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(d)	2.47%	04/24/2019	412,531,750	410,000,000
Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(d)	2.46%	05/07/2019	206,260,750	205,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0% - 3.88%; 03/07/2019 - 02/15/2047)(e)	2.42%	-	-	1,000,000,000
Total Repurchase Agreements (Cost $6,930,621,619)				6,930,621,619
TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $21,504,215,987)				21,504,215,987
OTHER ASSETS LESS LIABILITIES-(3.27)%				(680,247,069)
NET ASSETS-100.00%				$20,823,968,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                        Short-Term Investments Trust

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	29.8%
8-30	1.6
31-60	24.8
61-90	13.5
91-180	16.4
181+	13.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                        Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-50.32%

U.S. Treasury Bills-37.73%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$500,000	$498,835,973
U.S. Treasury Bills	2.40%	04/11/2019	745,000	742,973,125
U.S. Treasury Bills	2.41%	04/16/2019	500,000	498,466,667
U.S. Treasury Bills	2.42%	04/18/2019	300,000	299,038,800
U.S. Treasury Bills	2.41%	04/23/2019	600,000	597,880,000
U.S. Treasury Bills	2.40%	04/25/2019	100,000	99,634,861
U.S. Treasury Bills	2.21%	04/30/2019	700,000	697,375,778
U.S. Treasury Bills	2.39%	05/02/2019	150,000	149,386,458
U.S. Treasury Bills	2.41%	05/16/2019	150,000	149,240,000
U.S. Treasury Bills	2.41%	05/23/2019	500,000	497,239,096
U.S. Treasury Bills	2.42%	05/30/2019	300,000	298,196,249
U.S. Treasury Bills	2.51%	06/13/2019	850,000	843,910,222
U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957
U.S. Treasury Bills	2.49%	07/18/2019	650,000	643,826,082
U.S. Treasury Bills	2.48%	07/25/2019	350,000	346,522,361
U.S. Treasury Bills	2.48%	08/01/2019	500,000	494,793,750
U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	716,446,571
U.S. Treasury Bills	2.49%	08/29/2019	300,000	296,297,041
				8,366,231,991

U.S. Treasury Notes-12.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	2.47%	04/30/2019	582,000	582,066,170

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	170,000	169,949,875
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	775,000	775,014,103
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	535,000	534,970,719
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	630,000	629,989,281
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	100,000	100,007,581
				2,791,997,729

Total U.S. Treasury Securities (Cost $11,158,229,720)				11,158,229,720

U.S. Government Sponsored Agency Securities-13.47%

Federal Farm Credit Bank (FFCB)-3.21%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	37,300	37,286,173
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	125,000	124,997,515
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	25,000	24,998,073
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	75,000	74,982,908
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	110,000	109,996,608
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	75,000	75,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	145,000	144,992,996

				712,254,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                        Short-Term Investments Trust

Invesco Government &Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank(FHLB)-7.98%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	09/18/2019	$50,000	$50,005,877
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	116,000	116,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	130,000	130,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.42%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	110,000	110,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	07/17/2019	72,000	72,000,403
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	85,000	85,000,000
Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	26,000	26,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.46%	12/06/2019	79,400	79,421,083
Unsec. Global Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.43%	03/01/2019	165,000	165,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	07/08/2019	150,000	150,002,462
				1,768,429,825

Federal Home Loan Mortgage Corp. (FHLMC)-0.23%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	50,000	50,000,000

Federal National Mortgage Association (FNMA)-0.28%
Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	63,000	63,000,000

Overseas Private Investment Corp. (OPIC)-1.77%

Sec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	11/15/2028	88,636	88,636,364
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	5,000	5,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	20,000	20,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	8,000	8,000,000
Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	03/15/2030	45,000	45,000,000
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	07/15/2025	33,944	33,944,445
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	05/15/2030	9,672	9,672,000
Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	07/09/2026	38,250	38,250,000
				393,502,809
Total U.S. Government Sponsored Agency Securities (Cost $2,987,186,907)				2,987,186,907
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-63.79% (Cost $14,145,416,627)				14,145,416,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                        Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-39.47%(d)
Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% -8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	$75,158,229	$75,000,000
BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	200,421,944	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556 (collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	429,531,019	429,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13%—2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	551,327,711	551,288,661
Fixed Income Clearing Corp.—Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,062; 1.13%—1.38%; 03/31/2021 - 09/30/2021)	2.40%	03/01/2019	75,005,000	75,000,000
Fixed Income Clearing Corp.- State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $750,053,750 (collateralized by a U.S. Treasury obligation valued at $765,003,669; 2.75%; 07/31/2023)	2.58%	03/01/2019	750,053,750	750,000,000
ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $266,757,539 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $270,300,082; 0% - 4.50%; 01/02/2020 - 02/01/2049)	2.54%	04/15/2019	266,757,539	265,000,000
ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,111 (collateralized by U.S. government sponsored agency obligations and a U.S. Treasury obligation valued at $102,000,044; 0.13% -3.75%; 03/27/2019 - 07/15/2026)	2.56%	03/01/2019	100,007,111	100,000,000
ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $200,013,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,018; 0% -6.63%; 08/15/2019 - 02/01/2057)	2.41%	03/01/2019	200,013,389	200,000,000
ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	457,958,258	455,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0%—7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	125,058,333	125,000,000
ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0%—5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	200,093,722	200,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 -02/15/2043)(e)	2.46%	03/07/2019	210,101,782	210,001,331
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 -02/15/2027)(e)	2.47%	03/07/2019	1,034,984,041	1,034,487,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                        Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $543,917,577 (collateralized by U.S. Treasury obligations valued at $551,739,600; 0% - 2.75%; 09/15/2021—05/15/2045)	2.57%	03/01/2019	$543,917,577	$543,878,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $86,193,653 (collateralized by U.S. Treasury obligations valued at $87,449,000; 0%; 08/15/2033 -05/15/2045)	2.57%	03/01/2019	86,193,653	86,187,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(e)	2.43%	04/30/2019	590,000,000	590,000,000
Royal Bank of Canada, agreement dated 02/28/2019, maturing value of $700,049,583 (collateralized by U.S. Treasury obligations valued at $714,000,098; 2.50%—2.75%; 03/31/2023 - 08/31/2023)	2.55%	03/01/2019	700,049,583	700,000,000
Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75%—3.13%; 02/28/2022 - 11/15/2045)(e)	2.47%	04/23/2019	140,864,500	140,000,000
Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25%—4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	332,037,750	330,000,000
Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13%—3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	201,230,000	200,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0%—7.00%; 01/01/2020 -04/20/2065)(f)	2.43%	—	—	320,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by a U.S. Treasury obligation valued at $255,447,310; 1.25%; 10/31/2021)	2.58%	03/01/2019	250,017,917	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2019, maturing value of
$765,054,613 (collateralized by U.S. Treasury obligations valued at $780,300,000; 0%—8.13%; 03/15/2019 - 02/15/2048)	2.57%	03/01/2019	765,054,613	765,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	55,003,957	55,000,000
Total Repurchase Agreements (Cost $8,750,343,742)				8,750,343,742
TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $22,895,760,369)				22,895,760,369
OTHER ASSETS LESS LIABILITIES-(3.26)%				(723,185,084)
NET ASSETS-100.00%				$22,172,575,285

Investment Abbreviations:

Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
Sec.	-Secured
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                        Short-Term Investments Trust

Invesco Government & Agency Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	38.6%
8-30	0.0
31-60	14.2
61-90	11.5
91-180	20.3
181+	15.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                        Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate		Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-109.46%
U.S. Treasury Bills-90.06%(a)
U.S. Treasury Bills	2.46%		03/01/2019	$38,100	$38,100,000
U.S. Treasury Bills	2.39%		03/05/2019	91,882	91,857,625
U.S. Treasury Bills	2.39%		03/12/2019	75,000	74,945,229
U.S. Treasury Bills	2.37%-2.39%		03/14/2019	40,935	40,899,899
U.S. Treasury Bills	2.39%		03/21/2019	50,000	49,933,735
U.S. Treasury Bills	2.38	%-2.39%	03/26/2019	30,000	29,950,312
U.S. Treasury Bills	2.43%		03/28/2019	25,000	24,954,719
U.S. Treasury Bills	2.45%		04/02/2019	50,000	49,906,278
U.S. Treasury Bills	2.40	%-2.42%	04/11/2019	61,200	61,032,074
U.S. Treasury Bills	2.41%		04/16/2019	65,000	64,800,667
U.S. Treasury Bills	2.42%		04/18/2019	60,000	59,807,600
U.S. Treasury Bills	2.41%		04/23/2019	20,000	19,929,333
U.S. Treasury Bills	2.40%		04/25/2019	20,000	19,926,972
U.S. Treasury Bills	2.21%		04/30/2019	50,000	49,812,556
U.S. Treasury Bills	2.41%		05/16/2019	60,000	59,696,000
U.S. Treasury Bills	2.41%		05/23/2019	30,000	29,834,346
U.S. Treasury Bills	2.42%		05/30/2019	20,000	19,879,750
U.S. Treasury Bills	2.51%		06/13/2019	25,000	24,820,889
U.S. Treasury Bills	2.52%		06/20/2019	25,000	24,808,448
U.S. Treasury Bills	2.51%		06/27/2019	50,000	49,593,556
U.S. Treasury Bills	2.49%		07/18/2019	35,000	34,667,558
U.S. Treasury Bills	2.47	%-2.48%	07/25/2019	18,800	18,613,340
U.S. Treasury Bills	2.48%		08/01/2019	10,000	9,895,875
U.S. Treasury Bills	2.49%		08/22/2019	13,000	12,845,744
U.S. Treasury Bills	2.49%		08/29/2019	10,000	9,876,568
					970,389,073

U.S. Treasury Notes-19.40%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.47%		04/30/2019	93,000	93,006,657
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.43%		04/30/2020	35,000	35,000,801
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.44%		07/31/2020	29,000	28,999,195
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.44%		10/31/2020	35,000	34,998,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.51%		01/31/2021	17,000	16,989,578
					208,994,342
TOTAL INVESTMENTS IN SECURITIES-109.46% (Cost $1,179,383,415)					1,179,383,415
OTHER ASSETS LESS LIABILITIES-(9.46)%					(101,926,860)
NET ASSETS-100.00%					$1,077,456,555

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                        Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	11.0%
8-30	18.7
31-60	23.4
61-90	19.7
91-180	16.5
181+	10.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                        Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-100.27%
Alabama-3.22%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$7,405	$7,405,000

Arizona-2.15%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	600	600,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	1,745	1,745,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	2,595	2,595,000
				4,940,000

California-2.42%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street B&T Co.)(b)(c)	1.50%	03/12/2019	2,870	2,870,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	03/12/2019	2,700	2,700,000
				5,570,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	823	823,000

Delaware-1.51%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	450	450,000
				3,465,000

District of Columbia-1.87%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	270	270,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	4,040	4,040,000
				4,310,000

Florida-8.18%

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	6,920	6,920,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	2,080	2,080,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	1,965	1,965,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	3,945	3,945,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,000	3,000,000
				18,820,000

Georgia-8.86%

Atlanta (City of), Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                        Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	$3,690	$3,690,000
Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,875	2,875,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000
Houston (City of); Series 2018 E-2, Commercial Paper Notes	1.81%	03/05/2019	3,000	3,000,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,700	3,700,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	800	800,000
				20,385,000

Illinois-2.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000
				5,735,000

Indiana-7.19%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	4,575	4,575,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	6,885	6,885,000
Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	3,082	3,081,500
Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,000	2,000,000
				16,541,500

Louisiana-1.05%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	1,490	1,490,000
St. James (Parish of) (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000
				2,420,000

Maryland-3.00%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	2,700	2,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-Td Bank N.A.)(b)(c)	1.55%	07/01/2041	1,900	1,900,000
Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	2,000	2,000,000
				6,900,000

Massachusetts-0.66%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000

Michigan-2.58%

Kent (County of), Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	385	385,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                        Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-(continued)

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,300	$1,300,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	4,240	4,240,000
				5,925,000

Minnesota-4.77%

Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	1,860	1,860,000

Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	6,130	6,130,000

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (LOC-Freddie Mac)(b)(c)	1.75%	10/01/2033	1,805	1,805,000
				10,970,000

Mississippi-2.43%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	585	585,000

Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	5,000	5,000,000
				5,585,000

Missouri-4.70%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	485	485,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	1,160	1,160,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.45%	02/01/2031	2,376	2,376,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000

St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	6,500	6,500,000
				10,816,000

New York-9.79%

New York (City of); Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,900	3,900,000

Subseries 2010 G-4, VRD Unlimited Tax GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000

New York (City of) Municipal Water Finance Authority; Subseries 2012 A-1, VRD Water & Sewer System RB(b)	1.55%	06/15/2044	5,885	5,885,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	2,000	2,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(b)(c)	1.50%	05/01/2050	1,000	1,000,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000

Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,000	2,000,000
				22,520,000

North Carolina-2.28%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	500	500,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                        Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina-(continued)

Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	05/01/2036	$2,200	$2,200,000

				5,250,000

Ohio-3.09%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	6,900	6,900,000

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000

				7,100,000

Pennsylvania-2.75%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	2,515	2,515,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	07/01/2027	1,010	1,010,000

				6,320,000

Texas-11.17%

Aledo Independent School District; Series 2006A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	8,410	8,410,000

Harris (County of); Series 2019 C, GO Commercial Paper Notes	1.52%	03/07/2019	1,150	1,150,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	635	635,000

Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,100	1,100,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,532	2,532,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	2,600	2,600,000

Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,750	3,750,000

University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	5,525	5,525,000

				25,702,000

Utah-4.54%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	5,050	5,050,000

Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(b)	1.42%	05/15/2036	4,900	4,900,000

Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	500	500,000

				10,450,000

Virginia-3.20%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	2,855	2,855,000

University of Virginia System Board of Regents; Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	2,200	2,200,000

Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	2,300	2,300,000

				7,355,000

Washington-2.45%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	550	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                        Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	$5,085	$5,085,000
				5,635,000

West Virginia-1.77%
Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	1,045	1,045,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	3,030	3,030,000
				4,075,000

Wisconsin-1.79%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	4,120	4,120,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-100.27% (Cost $230,662,500)				230,662,500
OTHER ASSETS LESS LIABILITIES-(0.27)%				(611,017)
NET ASSETS-100.00%				$230,051,483

Investment Abbreviations:

BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
Sr.	- Senior
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.4%; other countries less than 5% each: 12.1%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                        Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	96.3%

8-30	0.0

31-60	1.6

61-90	2.1

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                        Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,672,321,464	$393,675,490	$14,573,594,368	$14,145,416,627	$1,179,383,415	$230,662,500
Repurchase agreements, at value and cost	592,505,430	156,407,015	6,930,621,619	8,750,343,742	-	-
Receivable for:
Investments sold	-	-	49,820,717	-	-	15,000
Interest	2,155,114	238,938	8,514,722	13,630,831	415,211	310,502
Investment for trustee deferred compensation and retirement plans	3,566,708	985,092	2,118,043	965,321	112,023	346,774
Other assets	42,333	172,771	132,570	106,014	30,181	49,243
Total assets	2,270,591,049	551,479,306	21,564,802,039	22,910,462,535	1,179,940,830	231,384,019

Liabilities:
Payable for:
Investments purchased	-	4,981,944	647,563,222	697,375,778	99,718,833	-
Amount due custodian	-	-	49,821,197	493,875	227,726	635,879
Dividends	4,017,639	976,841	37,911,436	36,277,826	2,256,876	214,353
Accrued fees to affiliates	88,825	23,110	2,139,524	1,287,625	77,815	27,837
Accrued trustees’ and officers’ fees and benefits	6,969	3,904	49,392	46,051	5,566	3,312
Accrued operating expenses	72,466	50,244	907,269	1,244,976	71,409	70,136
Trustee deferred compensation and retirement plans	3,966,134	1,084,839	2,441,081	1,161,119	126,050	381,019
Total liabilities	8,152,033	7,120,882	740,833,121	737,887,250	102,484,275	1,332,536
Net assets applicable to shares outstanding	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net assets consist of:
Shares of beneficial interest	$2,261,957,190	$543,593,935	$20,822,797,825	$22,172,651,906	$1,077,505,656	$230,205,603
Distributable earnings	481,826	764,489	1,171,093	(76,621)	(49,101)	(154,120)
	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net Assets:
Institutional Class	$2,233,541,390	$541,523,123	$18,487,997,041	$20,784,034,360	$1,030,609,368	$134,213,442
Private Investment Class	$5,284,332	$1,312,548	$547,697,575	$418,347,262	$5,642,552	$25,775,848
Personal Investment Class	$11,243	$488,163	$190,759,007	$12,720,131	$167,090	$10,074
Cash Management Class	$21,321,177	$620,691	$351,820,743	$375,736,818	$1,393,829	$30,879,386
Reserve Class	$401,145	$271,336	$202,266,155	$290,258,341	$39,429,800	$16,149,541
Resource Class	$953,670	$121,951	$708,053,389	$225,052,377	$203,613	$23,013,068
Corporate Class	$926,059	$20,612	$335,375,008	$66,425,996	$10,303	$10,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                        Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,232,858,622	541,528,479	18,486,292,215	20,783,999,986	1,030,601,822	134,198,517
Private Investment Class	5,282,734	1,312,569	547,647,064	418,346,569	5,642,518	25,772,981
Personal Investment Class	11,240	488,174	190,741,413	12,720,111	167,089	10,073
Cash Management Class	21,314,452	620,700	351,788,294	375,736,197	1,393,820	30,875,951
Reserve Class	401,024	271,340	202,247,502	290,257,861	39,429,566	16,147,745
Resource Class	953,382	121,953	707,988,089	225,052,005	203,611	23,010,508
Corporate Class	925,778	20,612	335,344,078	66,425,886	10,303	10,123
Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Cost of Investments	$2,264,499,321	$550,089,511	$21,504,215,987	$22,895,760,369	$1,179,383,415	$230,662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                        Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$26,660,163	$6,337,021	$259,809,054	$255,506,029	$15,289,793	$1,627,627

Expenses:
Advisory fees	1,586,489	393,699	16,799,546	11,084,434	853,530	206,010
Administrative services fees	522,938	142,553	4,302,757	4,250,590	338,477	52,938
Custodian fees	11,508	4,896	342,263	1,102,710	18,314	2,493
Distribution fees:
Private Investment Class	8,067	2,006	756,279	641,285	6,958	33,608
Personal Investment Class	31	1,566	427,197	34,073	805	27
Cash Management Class	4,129	281	168,192	147,397	942	12,754
Reserve Class	1,765	1,167	961,516	1,295,190	162,907	62,573
Resource Class	975	104	469,235	196,505	148	3,267
Corporate Class	227	3	56,411	18,456	2	2
Transfer agent fees	97,717	23,622	1,007,973	997,599	61,209	9,426
Trustees’ and officers’ fees and benefits	26,122	13,210	182,216	180,909	19,151	10,685
Registration and filing fees	46,560	50,560	98,757	116,357	47,074	52,627
Reports to shareholders	5,528	5,650	34,468	71,000	6,155	4,539
Professional services fees	39,604	26,654	109,716	283,884	33,603	24,764
Other	36,617	24,919	164,815	534,216	37,249	19,762
Total expenses	2,388,277	690,890	25,881,341	20,954,605	1,586,524	495,475
Less: Fees waived	(469,293)	(213,324)	(2,883,082)	-	(213,136)	(177,428)
Net expenses	1,918,984	477,566	22,998,259	20,954,605	1,373,388	318,047
Net investment income	24,741,179	5,859,455	236,810,795	234,551,424	13,916,405	1,309,580

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	12,356	723	692,772	(92,328)	6,954	-
Change in net unrealized appreciation (depreciation) of investment securities	(313,895)	(62,106)	-	-	-	-
Net realized and unrealized gain (loss)	(301,539)	(61,383)	692,772	(92,328)	6,954	-
Net increase in net assets resulting from operations	$24,439,640	$5,798,072	$237,503,567	$234,459,096	$13,923,359	$1,309,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                        Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$24,741,179	$34,753,060	$5,859,455	$6,737,661
Net realized gain	12,356	16,174	723	1,558
Change in net unrealized appreciation (depreciation)	(313,895)	610,550	(62,106)	45,561
Net increase in net assets resulting from operations	24,439,640	35,379,784	5,798,072	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(24,534,765)	(34,416,266)	(5,830,955)	(6,691,735)
Private Investment Class	(54,958)	(82,653)	(12,858)	(20,355)
Personal Investment Class	(99)	(116)	(4,752)	(5,967)
Cash Management Class	(120,460)	(120,608)	(7,506)	(13,942)
Reserve Class	(3,000)	(4,925)	(1,827)	(2,844)
Resource Class	(10,475)	(15,304)	(1,333)	(2,517)
Corporate Class	(17,422)	(113,188)	(224)	(301)
Total distributions from distributable earnings	(24,741,179)	(34,753,060)	(5,859,455)	(6,737,661)

Share transactions-net:
Institutional Class	(109,609,040)	2,046,652,052	16,792,271	100,814,065
Private Investment Class	(577,514)	(1,120,462)	(276,848)	(255,402)
Personal Investment Class	10	10	(127,954)	5,508
Cash Management Class	15,138,839	(1,557,953)	(158,291)	(369,075)
Reserve Class	(17,118)	(526,153)	1,751	(231,056)
Resource Class	(41,739)	(331,634)	(63,953)	2,359
Corporate Class	(999,798)	(7,555,486)	218	285
Net increase (decrease) in net assets resulting from share transactions	(96,106,360)	2,035,560,374	16,167,194	99,966,684
Net increase (decrease) in net assets	(96,407,899)	2,036,187,098	16,105,811	100,013,803

Net assets:
Beginning of period	2,358,846,915	322,659,817	528,252,613	428,238,810
End of period	$2,262,439,016	$2,358,846,915	$544,358,424	$528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                        Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$236,810,795	$343,381,843	$234,551,424	$358,626,619
Net realized gain (loss)	692,772	299,297	(92,328)	338,020
Net increase in net assets resulting from operations	237,503,567	343,681,140	234,459,096	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(215,352,750)	(316,976,537)	(221,064,799)	(343,597,288)
Private Investment Class	(4,645,350)	(5,753,138)	(3,934,618)	(4,396,499)
Personal Investment Class	(1,255,410)	(1,091,648)	(98,502)	(87,553)
Cash Management Class	(4,324,081)	(5,455,079)	(3,812,674)	(3,514,488)
Reserve Class	(1,406,919)	(1,727,217)	(1,927,609)	(1,593,154)
Resource Class	(5,864,013)	(6,151,737)	(2,427,330)	(3,257,378)
Corporate Class	(3,962,272)	(6,226,487)	(1,285,892)	(2,180,259)
Total distributions from distributable earnings	(236,810,795)	(343,381,843)	(234,551,424)	(358,626,619)

Share transactions-net:
Institutional Class	(1,744,520,588)	(2,572,323,178)	(1,545,847,685)	(5,361,767,419)
Private Investment Class	29,945,998	(57,087,888)	(7,399,493)	(84,746,276)
Personal Investment Class	72,871,813	(22,360,529)	4,399,545	(12,808,614)
Cash Management Class	(94,939,185)	(32,654,595)	42,388,472	164,319,452
Reserve Class	(26,260,254)	(22,210,837)	80,629,705	38,672,367
Resource Class	182,598,030	48,590,008	(7,240,187)	(109,853,171)
Corporate Class	(131,996,469)	(140,464,356)	(79,850,183)	(178,162,120)
Net increase (decrease) in net assets resulting from share transactions	(1,712,300,655)	(2,798,511,375)	(1,512,919,826)	(5,544,345,781)
Net increase (decrease) in net assets	(1,711,607,883)	(2,798,212,078)	(1,513,012,154)	(5,544,007,761)

Net assets:
Beginning of period	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200
End of period	$20,823,968,918	$22,535,576,801	$22,172,575,285	$23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                        Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Operations:
Net investment income	$13,916,405	$17,884,636	$1,309,580	$1,799,189
Net realized gain (loss)	6,954	28,696	-	(4,370)
Net increase in net assets resulting from operations	13,923,359	17,913,332	1,309,580	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(13,605,626)	(17,548,675)	(887,116)	(1,178,614)
Private Investment Class	(50,875)	(32,722)	(151,113)	(257,237)
Personal Investment Class	(2,245)	(1,848)	(41)	(2,800)
Cash Management Class	(23,447)	(30,650)	(207,672)	(244,208)
Reserve Class	(232,236)	(269,491)	(37,926)	(64,811)
Resource Class	(1,870)	(1,118)	(25,630)	(51,452)
Corporate Class	(106)	(132)	(82)	(67)
Total distributions from distributable earnings	(13,916,405)	(17,884,636)	(1,309,580)	(1,799,189)

Share transactions-net:
Institutional Class	(249,733,796)	(26,061,641)	6,552,286	16,846,975
Private Investment Class	(441,684)	2,860,154	(2,284,380)	709,862
Personal Investment Class	(227,723)	346,971	40	(1,995,739)
Cash Management Class	(1,771,470)	1,547,656	(1,005,085)	4,269,240
Reserve Class	6,033,374	(2,229,222)	1,998,738	492,985
Resource Class	108,352	1,077	20,511,389	(3,499,087)
Corporate Class	102	124	66	10,056
Net increase (decrease) in net assets resulting from share transactions	(246,032,845)	(23,534,881)	25,773,054	16,834,292
Net increase (decrease) in net assets	(246,025,891)	(23,506,185)	25,773,054	16,829,922

Net assets:
Beginning of period	1,323,482,446	1,346,988,631	204,278,429	187,448,507
End of period	$1,077,456,555	$1,323,482,446	$230,051,483	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                        Short-Term Investments Trust

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34                        Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

35                        Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the six months ended February 28, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional	Private Investment	Personal Investment	Cash Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

36                        Short-Term Investments Trust

(2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$469,293	$-
Invesco STIC Prime Portfolio	213,324	-
Invesco Treasury Portfolio	2,883,082	-
Invesco Government & Agency Portfolio	-	-
Invesco Treasury Obligations Portfolio	213,136	-
Invesco Tax-Free Cash Reserve Portfolio	176,209	-

    Voluntary fee waivers for the six months ended February 28, 2019 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,219	$-	$-

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

37                        Short-Term Investments Trust

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco STIC Prime Portfolio	$-	$600,237	$-
Invesco Tax-Free Cash Reserve Portfolio	101,283,916	104,025,817	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term	Not Subject to Expiration	Total*
Fund	2019
Invesco Government & Agency Portfolio	$-	$191,635	$191,635
Invesco Treasury Obligations Portfolio	-	41,811	41,811
Invesco Tax-Free Cash Reserve Portfolio	30,074	19,092	49,166

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38                        Short-Term Investments Trust

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Portfolio	$21,504,222,664	$-	$(6,677)	$(6,677)
Invesco Government & Agency Portfolio	22,895,762,013	-	(1,644)	(1,644)
Invesco Treasury Obligations Portfolio	1,179,385,115	-	(1,700)	(1,700)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

39                        Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	5,012,901,470	$5,014,022,749	11,428,619,333	$11,430,459,074

Private Investment Class	285,948	286,011	296,154	296,213

Cash Management Class	94,822,798	94,842,464	76,229,664	76,244,103

Reserve Class	4,378	4,376	29,385	29,391

Resource Class	4,732	4,733	185	185

Corporate Class	395,953	396,011	32,928,336	32,934,007

Issued as reinvestment of dividends:

Institutional Class	5,064,842	5,065,591	3,254,561	3,255,227

Private Investment Class	43,620	43,626	65,917	65,928

Personal Investment Class	10	10	10	10

Cash Management Class	57,949	57,958	78,582	78,596

Reserve Class	2,907	2,908	4,871	4,872

Resource Class	10,347	10,348	14,741	14,744

Corporate Class	17,419	17,422	108,271	108,285

Reacquired:

Institutional Class	(5,127,594,406)	(5,128,697,380)	(9,385,489,530)	(9,387,062,249)

Private Investment Class	(906,953)	(907,151)	(1,482,383)	(1,482,603)

Cash Management Class	(79,744,302)	(79,761,583)	(77,866,227)	(77,880,652)

Reserve Class	(24,396)	(24,402)	(560,376)	(560,416)

Resource Class	(56,813)	(56,820)	(346,497)	(346,563)

Corporate Class	(1,412,869)	(1,413,231)	(40,592,273)	(40,597,778)

Net increase (decrease) in share activity	(96,127,366)	$(96,106,360)	2,035,292,724	$2,035,560,374

(a)	73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                        Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	616,911,751	$616,912,208	1,391,467,414	$1,391,466,950

Private Investment Class	17,493	17,493	841,532	841,537

Personal Investment Class	10	10	-	-

Cash Management Class	32,539	32,539	408,572	408,575

Reserve Class	342	342	5	5

Issued as reinvestment of dividends:

Institutional Class	3,613,977	3,613,977	3,411,844	3,411,791

Private Investment Class	12,251	12,251	19,003	19,002

Personal Investment Class	4,752	4,752	5,534	5,535

Cash Management Class	4,904	4,904	9,091	9,090

Reserve Class	1,747	1,747	2,835	2,835

Resource Class	1,295	1,295	2,358	2,359

Corporate Class	218	218	286	285

Reacquired:

Institutional Class	(603,733,007)	(603,733,914)	(1,294,068,817)	(1,294,064,676)

Private Investment Class	(306,592)	(306,592)	(1,115,941)	(1,115,941)

Personal Investment Class	(132,716)	(132,716)	(27)	(27)

Cash Management Class	(195,734)	(195,734)	(786,748)	(786,740)

Reserve Class	(338)	(338)	(233,896)	(233,896)

Resource Class	(65,248)	(65,248)	-	-

Net increase in share activity	16,167,644	$16,167,194	99,963,045	$99,966,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party recordkeeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41                        Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	96,355,326,640	$96,355,326,640	191,918,070,818	$191,918,070,818

Private Investment Class	588,042,253	588,042,253	1,373,550,349	1,373,550,349

Personal Investment Class	639,356,569	639,356,569	1,029,056,714	1,029,056,714

Cash Management Class	1,418,168,818	1,418,168,818	3,628,925,469	3,628,925,469

Reserve Class	476,369,566	476,369,566	716,399,473	716,399,473

Resource Class	531,649,398	531,649,398	778,758,603	778,758,603

Corporate Class	3,144,131,976	3,144,131,976	6,094,873,392	6,094,873,392

Issued as reinvestment of dividends:

Institutional Class	56,593,898	56,593,898	71,641,952	71,641,952

Private Investment Class	1,252,998	1,252,998	1,001,889	1,001,889

Personal Investment Class	1,094,189	1,094,189	1,002,329	1,002,329

Cash Management Class	4,157,507	4,157,507	4,359,519	4,359,519

Reserve Class	1,267,531	1,267,531	1,547,178	1,547,178

Resource Class	1,144,936	1,144,936	1,262,800	1,262,800

Corporate Class	3,253,627	3,253,627	4,316,947	4,316,947

Reacquired:

Institutional Class	(98,156,441,126)	(98,156,441,126)	(194,562,035,948)	(194,562,035,948)

Private Investment Class	(559,349,253)	(559,349,253)	(1,431,640,126)	(1,431,640,126)

Personal Investment Class	(567,578,945)	(567,578,945)	(1,052,419,572)	(1,052,419,572)

Cash Management Class	(1,517,265,510)	(1,517,265,510)	(3,665,939,583)	(3,665,939,583)

Reserve Class	(503,897,351)	(503,897,351)	(740,157,488)	(740,157,488)

Resource Class	(350,196,304)	(350,196,304)	(731,431,395)	(731,431,395)

Corporate Class	(3,279,382,072)	(3,279,382,072)	(6,239,654,695)	(6,239,654,695)

Net increase (decrease) in share activity	(1,712,300,655)	$(1,712,300,655)	(2,798,511,375)	$(2,798,511,375)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                        Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	91,001,016,296	$91,001,016,296	247,813,982,127	$247,813,982,127

Private Investment Class	846,349,780	846,349,780	1,691,041,762	1,691,041,762

Personal Investment Class	24,562,853	24,562,853	22,767,729	22,767,729

Cash Management Class	637,601,536	637,601,536	1,160,198,493	1,160,198,493

Reserve Class	556,332,185	556,332,185	912,998,598	912,998,598

Resource Class	1,418,025,195	1,418,025,195	2,889,383,856	2,889,383,856

Corporate Class	311,762,653	311,762,653	1,680,502,506	1,680,502,506

Issued as reinvestment of dividends:

Institutional Class	57,422,934	57,422,934	72,936,103	72,936,103

Private Investment Class	1,664,693	1,664,693	1,388,818	1,388,818

Personal Investment Class	69,287	69,287	49,917	49,917

Cash Management Class	2,519,471	2,519,471	2,379,887	2,379,887

Reserve Class	1,666,823	1,666,823	1,398,425	1,398,425

Resource Class	1,586,992	1,586,992	2,270,177	2,270,177

Corporate Class	330,695	330,695	346,270	346,270

Reacquired:

Institutional Class	(92,604,286,915)	(92,604,286,915)	(253,248,685,649)	(253,248,685,649)

Private Investment Class	(855,413,966)	(855,413,966)	(1,777,176,856)	(1,777,176,856)

Personal Investment Class	(20,232,595)	(20,232,595)	(35,626,260)	(35,626,260)

Cash Management Class	(597,732,535)	(597,732,535)	(998,258,928)	(998,258,928)

Reserve Class	(477,369,303)	(477,369,303)	(875,724,656)	(875,724,656)

Resource Class	(1,426,852,374)	(1,426,852,374)	(3,001,507,204)	(3,001,507,204)

Corporate Class	(391,943,531)	(391,943,531)	(1,859,010,896)	(1,859,010,896)

Net increase (decrease) in share activity	(1,512,919,826)	$(1,512,919,826)	(5,544,345,781)	$(5,544,345,781)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party recordkeeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                        Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	524,338,990	$524,338,990	1,111,333,157	$1,111,333,157
Private Investment Class	5,775,279	5,775,279	6,402,656	6,402,656
Personal Investment Class	1,069,050	1,069,050	2,424,596	2,424,596
Cash Management Class	2,699	2,699	3,404,184	3,404,184
Reserve Class	62,710,380	62,710,380	165,401,910	165,401,910
Resource Class	2,072,484	2,072,484	1,077	1,077

Issued as reinvestment of dividends:
Institutional Class	805,937	805,937	871,181	871,181
Private Investment Class	50,875	50,875	25,972	25,972
Personal Investment Class	1,718	1,718	657	657
Cash Management Class	23,447	23,447	26,644	26,644
Reserve Class	207,308	207,308	236,440	236,440
Resource Class	159	159	—	—
Corporate Class	102	102	124	124

Reacquired:
Institutional Class	(774,878,723)	(774,878,723)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(6,267,838)	(6,267,838)	(3,568,474)	(3,568,474)
Personal Investment Class	(1,298,491)	(1,298,491)	(2,078,282)	(2,078,282)
Cash Management Class	(1,797,616)	(1,797,616)	(1,883,172)	(1,883,172)
Reserve Class	(56,884,314)	(56,884,314)	(167,867,572)	(167,867,572)
Resource Class	(1,964,291)	(1,964,291)	—	—
Net increase (decrease) in share activity	(246,032,845)	$(246,032,845)	(23,534,881)	$(23,534,881)
(a)	81% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                        Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	80,298,113	$80,298,113	145,257,757	$145,257,757
Private Investment Class	26,855,314	26,855,314	69,282,391	69,282,391
Personal Investment Class	-	-	10,389	10,389
Cash Management Class	44,778,877	44,778,877	18,777,674	18,777,674
Reserve Class	31,036,730	31,036,730	76,263,241	76,263,241
Resource Class	30,546,844	30,546,844	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000

Issued as reinvestment of dividends:
Institutional Class	430,894	430,894	530,228	530,228
Private Investment Class	137,826	137,826	222,751	222,751
Personal Investment Class	40	40	2,800	2,800
Cash Management Class	154,803	154,803	190,958	190,958
Reserve Class	35,434	35,434	59,800	59,800
Resource Class	16,035	16,035	48,820	48,820
Corporate Class	66	66	56	56

Reacquired:
Institutional Class	(74,176,721)	(74,176,721)	(128,941,010)	(128,941,010)
Private Investment Class	(29,277,520)	(29,277,520)	(68,795,280)	(68,795,280)
Personal Investment Class	-	-	(2,008,928)	(2,008,928)
Cash Management Class	(45,938,765)	(45,938,765)	(14,699,392)	(14,699,392)
Reserve Class	(29,073,426)	(29,073,426)	(75,830,056)	(75,830,056)
Resource Class	(10,051,490)	(10,051,490)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	25,773,054	$25,773,054	16,834,292	$16,834,292

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party recordkeeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                        Short-Term Investments Trust

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/19	$1.0004	$0.0101	$(0.0000)	$0.0101	$(0.0102)	$-	$(0.0102)	$1.0003	1.01%	$5,284	0.48	%(c)	0.52	%(c)	2.04	%(c)
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	(0.0130)	1.0004	1.33	5,863	0.48		0.53		1.43
Year ended 08/31/17	1.00	0.0022	0.0035	0.0057	(0.0050)	(0.0005)	(0.0055)	1.0002	0.54	6,982	0.47		0.56		0.22
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	241,327	0.40		0.64		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	283,476	0.21		0.67		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/19	1.0001	0.0095	(0.0000)	0.0095	(0.0096)	-	(0.0096)	1.0000	0.96	1,313	0.48	(c)	0.56	(c)	1.93	(c)
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	(0.0122)	1.0001	1.24	1,590	0.48		0.57		1.25
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	-	(0.0043)	1.0000	0.43	1,845	0.39		0.57		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	141,061	0.25		0.68		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	162,216	0.07		0.69		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Invesco Treasury Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.92	547,698	0.48	(c)	0.51	(c)	1.84	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.07	517,728	0.48		0.50		1.07
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	574,808	0.43		0.50		0.27
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	560,027	0.23		0.64		0.08
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	461,131	0.06		0.67		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.92	418,347	0.47	(c)	0.47	(c)	1.84	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.08	425,748	0.45		0.45		1.05
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.30	510,489	0.41		0.45		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	340,874	0.23		0.62		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	422,564	0.08		0.63		0.02
Year ended 08/31/14	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.93	5,643	0.43	(c)	0.46	(c)	1.86	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.10	6,084	0.43		0.46		1.09
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.26	3,224	0.34		0.47		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	6,162	0.16		0.82		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	5,984	0.00		0.83		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.56	25,776	0.45	(c)	0.62	(c)	1.13	(c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.75	28,061	0.45		0.63		0.76
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	27,352	0.41		0.62		0.35
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	24,468	0.14		0.77		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	30,469	0.03		0.81		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $5,423, $1,348, $508,364, $431,066, $5,613 and $27,109 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

46                        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Private Investment Class	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,010.10	$2.39	$1,022.41	$2.41	0.48%
Invesco STIC Prime Portfolio	1,000.00	1,009.60	2.39	1,022.41	2.41	0.48
Invesco Treasury Portfolio	1,000.00	1,009.20	2.39	1,022.41	2.41	0.48
Invesco Government & Agency Portfolio	1,000.00	1,009.20	2.34	1,022.46	2.36	0.47
Invesco Treasury Obligations Portfolio	1,000.00	1,009.30	2.14	1,022.66	2.16	0.43
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,005.60	2.24	1,022.56	2.26	0.45

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                        Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-5

Semiannual Report to Shareholders	February 28, 2019
Personal Investment Class Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
28	Financial Statements
34	Notes to Financial Statements
46	Financial Highlights
47	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/19
FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS

	Range		At	At
	During		Reporting	Reporting
	Reporting		Period	Period
	Period		End	End
Invesco Liquid Assets[1]	13 – 30 days		27 days	59 days	$11.2 thousand
Invesco STIC Prime[1]	9 – 19 days		11 days	11 days	488.2 thousand
Invesco Treasury[2]	21 – 44 days		43 days	113 days	190.8 million
Invesco Government & Agency[2]	24 – 40 days		40 days	107 days	12.7 million
Invesco Treasury Obligations[2]	34 – 48 days		45 days	104 days	167.1 thousand
Invesco Tax-Free Cash Reserve[3]	7 – 11 days		8 days	8 days	10.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-41.22%(a)

Asset-Backed Securities - Fully Supported-5.80%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$10,000	$9,995,188
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	25,000	24,942,937
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.85%	03/04/2019	25,000	24,993,256
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	25,000	24,765,458
Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)(c)	2.52%	03/18/2019	26,700	26,667,106
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	20,000	19,993,250
				131,357,195

Asset-Backed Securities - Fully Supported Bank-14.66%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.45%	03/06/2019	15,000	14,993,938
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	35,000	34,894,775
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	10,000	9,961,975
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	15,000	15,000,060
Collateralized Commercial Paper FLEX Co., LLC (Multi-CEP’s)(b)	2.97%	08/06/2019	25,000	24,715,346
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.87%	03/01/2019	43,315	43,312,088
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	20,000	19,994,604
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.00%	03/01/2019	50,000	49,996,639
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.78%	03/11/2019	15,000	14,988,885
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.82%	03/18/2019	10,000	9,987,805
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	19,250	19,067,735
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	15,000	14,855,735
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.73%	04/22/2019	10,000	9,962,768
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	50,000	49,976,521
				331,708,874

Consumer Finance-1.77%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	40,000	40,012,826

Diversified Banks-14.79%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	20,000	20,014,658
Banco Santander, S.A.(c)	2.40%	03/06/2019	50,000	49,979,992
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	40,000	40,011,269
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(c)(d)	2.75%	08/07/2019	20,000	20,002,040
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	10,000	10,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,965,306
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	30,000	29,876,262
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	45,000	45,001,996
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	10,000	10,007,241
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.60%	08/23/2019	25,000	25,005,925
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	3.02%	01/03/2020	15,000	15,023,955
Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.86%	07/10/2019	25,000	24,762,858
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	25,000	24,907,337
				334,558,839

Diversified Capital Markets-0.66%

UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	15,000	15,007,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks-1.77%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	$25,000	$25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,018,009
				40,018,009

Specialized Finance-1.77%

Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	40,000	40,000,000
Total Commercial Paper (Cost $932,440,146)				932,663,579

Certificates of Deposit-28.28%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	93,000	93,000,000
Banco Del Estado De Chile(c)	2.70%	05/10/2019	60,000	60,013,935
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	25,000	25,009,438
Bank of Nova Scotia (1 mo. USD LIBOR + 0.11%) (Canada)(c)(d)	2.59%	08/26/2019	20,000	19,997,800
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	30,000	30,020,408
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,003,483
China Construction Bank Corp.(c)	2.72%	03/19/2019	15,000	15,001,908
China Construction Bank Corp.(c)	2.75%	05/13/2019	20,000	20,002,851
China Construction Bank Corp.(c)	2.76%	03/14/2019	25,000	25,002,919
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	20,000	20,000,398
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	83,000	83,000,000
MUFG Bank, Ltd.(c)	2.68%	04/17/2019	12,000	12,001,979
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	20,000	19,742,645
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	20,000	20,019,522
Natixis (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.81%	11/07/2019	35,000	35,005,711
Royal Bank of Canada (3 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.76%	05/20/2019	20,000	20,006,920
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	20,000	20,001,466
Sumitomo Mitsui Trust Bank, Ltd.(c)	2.41%	03/04/2019	30,000	30,000,078
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	15,000	15,003,404
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	25,000	25,006,216
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.30%) (Canada)(c)(d)	2.81%	07/22/2019	30,000	30,006,301
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	12,000	12,003,021
Total Certificates of Deposit (Cost $639,744,311)				639,850,403

Variable Rate Demand Notes-3.53%(e)

Credit Enhanced-3.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	2,120	2,120,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	2,800	2,800,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	5,840	5,840,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.58%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$10,000	$10,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.55%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $79,789,999)				79,789,999

U.S. Dollar Denominated Bonds & Notes-0.89%

Diversified Banks-0.89%

National Australia Bank Ltd.; Sr. Unsec. Notes (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.95%	08/29/2019	20,000	20,017,483
Total U.S. Dollar Denominated Bonds & Notes (Cost $20,019,435)				20,017,483
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.92% (Cost $1,671,993,891)				1,672,321,464

			Repurchase Amount
Repurchase Agreements-26.19%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	9,000,625	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	25,001,736	25,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(h)	2.55%	03/01/2019	15,007,438	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 - 06/25/2046)(i)	3.22%	-	-	61,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(h)	2.60%	03/07/2019	15,007,583	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(h)	2.52%	03/07/2019	23,011,270	23,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $20,009,917 (collateralized by domestic non-agency mortage-backed securities, a foreign non-agency mortage-backed security and a foreign non-agency asset-backed security valued at $22,000,000; 0% - 6.50%; 07/20/2020 - 01/02/2047)(c)(h)	2.55%	03/07/2019	20,009,917	20,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	10,000,694	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	199,019,913	199,005,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(i)	3.11%	-	$-	$25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(i)	2.50%	-	-	30,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	50,003,472	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	110,007,914	110,000,000
Total Repurchase Agreements (Cost $592,505,430)				592,505,430
TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.11% (Cost $2,264,499,321)				2,264,826,894
OTHER ASSETS LESS LIABILITIES-(0.11)%				(2,387,878)
NET ASSETS-100.00%				$2,262,439,016

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $712,145,115, which represented 31.48% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.7%; Canada: 12.6%; Netherlands: 9.9%; France: 9.2%; Switzerland: 8.5%; China: 7.7%; Australia: 5.9%; other countries less than 5% each: 13.8%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	49.5%
8-30	4.9
31-60	12.2
61-90	8.6
91-180	12.1
181+	12.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-47.89%(a)

Asset-Backed Securities - Fully Supported-6.79%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$ 15,000	$ 14,992,781
Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.54%	03/15/2019	10,000	9,989,938
Manahattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	2.63%	03/04/2019	2,000	1,999,467
Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.50%	03/19/2019	10,000	9,986,594
				36,968,780

Asset-Backed Securities - Fully Supported Bank-14.69%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.69%	03/01/2019	15,000	14,998,997
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.58%	04/02/2019	15,000	14,965,873
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	10,000	9,999,328
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.77%	03/04/2019	15,000	14,995,953
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	10,000	9,995,304
Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.64%	03/11/2019	15,000	14,988,794
				79,944,249

Asset-Backed Securities - Multi-Purpose-7.47%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.56%	04/05/2019	15,000	14,962,665
CHARTA, LLC(b)	2.50%-2.62%	03/04/2019	15,700	15,695,806
Regency Markets No. 1 LLC(b)(c)	2.50%	03/15/2019	10,000	9,989,771
				40,648,242

Diversified Banks-15.28%
Banco Santander, S.A.(c)	2.64%	03/08/2019	15,000	14,991,970
China Construction Bank Corp.(b)(c)	2.79%	03/11/2019	15,000	14,988,821
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.53%	04/04/2019	10,000	9,976,035
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.52%	04/29/2019	5,000	4,979,042
Industrial & Commercial Bank of China Ltd.(b)(c)	2.68%	03/26/2019	7,500	7,486,447
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	7,000	6,971,128
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.52%-2.55%	03/11/2019	8,815	8,808,312
Toronto-Dominion Bank (Canada)(b)(c)	2.48%	03/01/2019	15,000	14,999,006
				83,200,761

Insurance Brokers-0.91%

MetLife Short Term Funding LLC(b)	0.00%	04/22/2019	5,000	4,981,531

Specialized Finance-2.75%

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.53%	04/08/2019	15,000	14,959,456
Total Commercial Paper (Cost $260,712,380)				260,703,019

Certificates of Deposit-16.17%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	27,000	27,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	27,000	27,000,000
Norinchukin Bank(c)	2.55%	03/25/2019	15,000	15,001,031
Sumitomo Mitsui Banking Corp.(c)	2.76%	03/07/2019	4,000	4,000,250
Sumitomo Mitsui Trust Bank, Ltd.(c)	2.56%	03/26/2019	15,000	15,001,190
Total Certificates of Deposit (Cost $88,000,116)				88,002,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-8.26%(d)

Credit Enhanced-6.53%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	2.47%	11/01/2030	$ 2,645	$ 2,645,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.50%	04/01/2019	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	2.51%	05/01/2037	3,515	3,515,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.55%	11/01/2049	2,910	2,910,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.60%	11/01/2049	13,000	13,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	2.50%	01/01/2033	5,500	5,500,000
				35,570,000

Other Variable Rate Demand Notes-1.73%

Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD Taxable IDR(b)	2.40%	08/01/2045	9,400	9,400,000
Total Variable Rate Demand Notes (Cost $44,970,000)				44,970,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-72.32% (Cost $393,682,496)				393,675,490

			Repurchase
			Amount
Repurchase Agreements-28.73%(f)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	15,001,042	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	15,001,042	15,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(g)	2.55%	03/01/2019	5,002,479	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(g)	2.52%	03/07/2019	5,002,450	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $10,500,000; 0.13% - 7.00%; 04/25/2032 - 02/25/2059)(c)(h)	2.79%	04/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	26,408,937	26,407,015
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,862,066; 0% - 7.63%; 10/15/2047 - 06/15/2057)(i)	2.60%	-	-	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	$20,001,389	$ 20,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	25,001,799	25,000,000
Total Repurchase Agreements (Cost $156,407,015)				156,407,015
TOTAL INVESTMENTS IN SECURITIES(j)(k) -101.05% (Cost $550,089,511)				550,082,505
OTHER ASSETS LESS LIABILITIES-(1.05)%				(5,724,081)
NET ASSETS-100.00%				$544,358,424

Investment Abbreviations:

CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $258,621,111, which represented 47.51% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 15.8%; Canada: 15.6%; Netherlands: 12.9%; France: 10.1%; China: 8.3%; Switzerland: 5.5%; other countries less than 5% each: 13.0%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	63.1%
8-30	22.0
31-60	14.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-69.99%

U.S. Treasury Bills-55.65%(a)
U.S. Treasury Bills	2.39%	03/14/2019	$350,000	$349,699,827
U.S. Treasury Bills	2.36%-2.48%	04/04/2019	1,000,000	997,702,640
U.S. Treasury Bills	2.42%	04/11/2019	1,340,000	1,336,322,073
U.S. Treasury Bills	2.41%	04/16/2019	1,000,000	996,933,333
U.S. Treasury Bills	2.42%	04/18/2019	750,000	747,595,000
U.S. Treasury Bills	2.41%	04/23/2019	500,000	498,233,333
U.S. Treasury Bills	2.40%	04/25/2019	750,000	747,261,458
U.S. Treasury Bills	2.21%	04/30/2019	650,000	647,563,222
U.S. Treasury Bills	2.39%	05/02/2019	500,000	497,954,862
U.S. Treasury Bills	2.41%	05/16/2019	750,000	746,199,998
U.S. Treasury Bills	2.41%	05/23/2019	505,000	502,211,487
U.S. Treasury Bills	2.42%	05/30/2019	500,000	496,993,748
U.S. Treasury Bills	2.51%	06/13/2019	300,000	297,850,667
U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957
U.S. Treasury Bills	2.51%	06/27/2019	300,000	297,561,333
U.S. Treasury Bills	2.54%	07/05/2019	250,000	247,808,125
U.S. Treasury Bills	2.50%	07/11/2019	500,000	495,471,667
U.S. Treasury Bills	2.49%	07/18/2019	750,000	742,876,248
U.S. Treasury Bills	2.48%	07/25/2019	300,000	297,019,167
U.S. Treasury Bills	2.48%	08/01/2019	150,000	148,438,125
				11,587,865,270

U.S. Treasury Notes-14.34%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	277,000	276,875,164
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	1,248,000	1,247,998,298
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	510,000	509,992,893
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	451,000	450,982,007
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	500,000	499,880,736
				2,985,729,098
Total U.S. Treasury Securities (Cost $14,573,594,368)				14,573,594,368
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.99% (Cost $14,573,594,368)				14,573,594,368

			Repurchase Amount
Repurchase Agreements-33.28%(c)

Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $250,017,778 (collateralized by U.S. Treasury obligations valued at $255,000,017; 0% - 7.88%; 03/14/2019 - 11/15/2046)	2.56%	03/01/2019	250,017,778	250,000,000
CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 6.25%; 09/30/2020 - 05/15/2048)	2.55%	03/01/2019	250,017,708	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 02/28/2019, maturing value of $600,284,667 (collateralized by U.S. Treasury obligations valued at $612,104,152; 0% - 2.88%; 08/31/2020 - 08/15/2045)(d)	2.44%	03/07/2019	$600,284,667	$600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	428,175,183	428,144,856
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,009; 1.13% - 4.63%; 03/31/2021 - 02/15/2040)	2.40%	03/01/2019	75,005,000	75,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $730,052,317 (collateralized by a U.S. Treasury obligation valued at $744,604,504; 2.50%; 03/31/2023)	2.58%	03/01/2019	730,052,317	730,000,000
Lloyds Bank PLC, term agreement dated 02/28/2019, maturing value of $503,109,583 (collateralized by U.S. Treasury obligations valued at $510,838,213; 1.63% - 2.63%; 8/15/2021 - 2/28/2023)	2.49%	04/30/2019	503,109,584	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(d)	2.46%	03/07/2019	210,104,464	210,004,013
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(d)	2.47%	03/07/2019	1,043,444,653	1,042,943,750
Natixis, agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0% - 3.38%; 08/29/2019 - 05/15/2047)	2.55%	03/01/2019	250,017,708	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $333,115,279 (collateralized by U.S. Treasury obligations valued at $338,356,309; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.57%	03/01/2019	333,115,279	333,091,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $206,452,237 (collateralized by U.S. Treasury obligations valued at $209,066,000; 0%; 08/15/2033 - 08/15/2045)	2.57%	03/01/2019	206,452,237	206,437,500
Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(d)	2.47%	04/23/2019	342,099,500	340,000,000
Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(d)	2.47%	04/24/2019	412,531,750	410,000,000
Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(d)	2.46%	05/07/2019	206,260,750	205,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0% - 3.88%; 03/07/2019 - 02/15/2047)(e)	2.42%	-	-	1,000,000,000
Total Repurchase Agreements (Cost $6,930,621,619)				6,930,621,619
TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $21,504,215,987)				21,504,215,987
OTHER ASSETS LESS LIABILITIES-(3.27)%				(680,247,069)
NET ASSETS-100.00%				$20,823,968,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	29.8%
8-30	1.6
31-60	24.8
61-90	13.5
91-180	16.4
181+	13.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-50.32%

U.S. Treasury Bills-37.73%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$500,000	$ 498,835,973
U.S. Treasury Bills	2.40%	04/11/2019	745,000	742,973,125
U.S. Treasury Bills	2.41%	04/16/2019	500,000	498,466,667
U.S. Treasury Bills	2.42%	04/18/2019	300,000	299,038,800
U.S. Treasury Bills	2.41%	04/23/2019	600,000	597,880,000
U.S. Treasury Bills	2.40%	04/25/2019	100,000	99,634,861
U.S. Treasury Bills	2.21%	04/30/2019	700,000	697,375,778
U.S. Treasury Bills	2.39%	05/02/2019	150,000	149,386,458
U.S. Treasury Bills	2.41%	05/16/2019	150,000	149,240,000
U.S. Treasury Bills	2.41%	05/23/2019	500,000	497,239,096
U.S. Treasury Bills	2.42%	05/30/2019	300,000	298,196,249
U.S. Treasury Bills	2.51%	06/13/2019	850,000	843,910,222
U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957
U.S. Treasury Bills	2.49%	07/18/2019	650,000	643,826,082
U.S. Treasury Bills	2.48%	07/25/2019	350,000	346,522,361
U.S. Treasury Bills	2.48%	08/01/2019	500,000	494,793,750
U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	716,446,571
U.S. Treasury Bills	2.49%	08/29/2019	300,000	296,297,041
				8,366,231,991

U.S. Treasury Notes-12.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	2.47%	04/30/2019	582,000	582,066,170
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	170,000	169,949,875
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	775,000	775,014,103
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	535,000	534,970,719
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	630,000	629,989,281
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	100,000	100,007,581
				2,791,997,729
Total U.S. Treasury Securities (Cost $11,158,229,720)				11,158,229,720

U.S. Government Sponsored Agency Securities-13.47%

Federal Farm Credit Bank (FFCB)-3.21%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	37,300	37,286,173
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	125,000	124,997,515
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	25,000	24,998,073
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	75,000	74,982,908
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	110,000	109,996,608
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	75,000	75,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	145,000	144,992,996
				712,254,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-7.98%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	09/18/2019	$50,000	$ 50,005,877
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	116,000	116,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	130,000	130,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.42%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	110,000	110,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	07/17/2019	72,000	72,000,403
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	85,000	85,000,000
Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	26,000	26,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.46%	12/06/2019	79,400	79,421,083
Unsec. Global Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.43%	03/01/2019	165,000	165,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	07/08/2019	150,000	150,002,462
				1,768,429,825

Federal Home Loan Mortgage Corp. (FHLMC)-0.23%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	50,000	50,000,000

Federal National Mortgage Association (FNMA)-0.28%

Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	63,000	63,000,000

Overseas Private Investment Corp. (OPIC)-1.77%

Sec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	11/15/2028	88,636	88,636,364
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	5,000	5,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	20,000	20,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	8,000	8,000,000
Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	03/15/2030	45,000	45,000,000
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	07/15/2025	33,944	33,944,445
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	05/15/2030	9,672	9,672,000
Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	07/09/2026	38,250	38,250,000
				393,502,809
Total U.S. Government Sponsored Agency Securities (Cost $2,987,186,907)				2,987,186,907
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-63.79% (Cost $14,145,416,627)				14,145,416,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-39.47%(d)
Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% - 8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	$75,158,229	$75,000,000
BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	200,421,944	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556 (collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	429,531,019	429,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	551,327,711	551,288,661
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,062; 1.13% - 1.38%; 03/31/2021 - 09/30/2021)	2.40%	03/01/2019	75,005,000	75,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $750,053,750 (collateralized by a U.S. Treasury obligation valued at $765,003,669; 2.75%; 07/31/2023)	2.58%	03/01/2019	750,053,750	750,000,000
ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $266,757,539 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $270,300,082; 0% - 4.50%; 01/02/2020 - 02/01/2049)	2.54%	04/15/2019	266,757,539	265,000,000
ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,111 (collateralized by U.S. government sponsored agency obligations and a U.S. Treasury obligation valued at $102,000,044; 0.13% - 3.75%; 03/27/2019 - 07/15/2026)	2.56%	03/01/2019	100,007,111	100,000,000
ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $200,013,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,018; 0% - 6.63%; 08/15/2019 - 02/01/2057)	2.41%	03/01/2019	200,013,389	200,000,000
ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	457,958,258	455,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	125,058,333	125,000,000
ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	200,093,722	200,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	210,101,782	210,001,331
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	1,034,984,041	1,034,487,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $543,917,577 (collateralized by U.S. Treasury obligations valued at $551,739,600; 0% - 2.75%; 09/15/2021 - 05/15/2045)	2.57%	03/01/2019	$543,917,577	$543,878,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $86,193,653 (collateralized by U.S. Treasury obligations valued at $87,449,000; 0%; 08/15/2033 - 05/15/2045)	2.57%	03/01/2019	86,193,653	86,187,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(e)	2.43%	04/30/2019	590,000,000	590,000,000
Royal Bank of Canada, agreement dated 02/28/2019, maturing value of $700,049,583 (collateralized by U.S. Treasury obligations valued at $714,000,098; 2.50% - 2.75%; 03/31/2023 - 08/31/2023)	2.55%	03/01/2019	700,049,583	700,000,000
Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(e)	2.47%	04/23/2019	140,864,500	140,000,000
Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	332,037,750	330,000,000
Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	201,230,000	200,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	320,000,000
Sumitomo Mitsui Banking Corp., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by a U.S. Treasury obligation valued at $255,447,310; 1.25%; 10/31/2021)	2.58%	03/01/2019	250,017,917	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2019, maturing value of $765,054,613 (collateralized by U.S. Treasury obligations valued at $780,300,000; 0% - 8.13%; 03/15/2019 - 02/15/2048)	2.57%	03/01/2019	765,054,613	765,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	55,003,957	55,000,000
Total Repurchase Agreements (Cost $8,750,343,742)				8,750,343,742
TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $22,895,760,369)				22,895,760,369
OTHER ASSETS LESS LIABILITIES-(3.26)%				(723,185,084)
NET ASSETS-100.00%				$22,172,575,285

Investment Abbreviations:

Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
Sec.	-Secured
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Invesco Government & Agency Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	38.6%
8-30	0.0
31-60	14.2
61-90	11.5
91-180	20.3
181+	15.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-109.46%

U.S. Treasury Bills-90.06%(a)

U.S. Treasury Bills	2.46%	03/01/2019	$38,100	$38,100,000
U.S. Treasury Bills	2.39%	03/05/2019	91,882	91,857,625
U.S. Treasury Bills	2.39%	03/12/2019	75,000	74,945,229
U.S. Treasury Bills	2.37%-2.39%	03/14/2019	40,935	40,899,899
U.S. Treasury Bills	2.39%	03/21/2019	50,000	49,933,735
U.S. Treasury Bills	2.38%-2.39%	03/26/2019	30,000	29,950,312
U.S. Treasury Bills	2.43%	03/28/2019	25,000	24,954,719
U.S. Treasury Bills	2.45%	04/02/2019	50,000	49,906,278
U.S. Treasury Bills	2.40%-2.42%	04/11/2019	61,200	61,032,074
U.S. Treasury Bills	2.41%	04/16/2019	65,000	64,800,667
U.S. Treasury Bills	2.42%	04/18/2019	60,000	59,807,600
U.S. Treasury Bills	2.41%	04/23/2019	20,000	19,929,333
U.S. Treasury Bills	2.40%	04/25/2019	20,000	19,926,972
U.S. Treasury Bills	2.21%	04/30/2019	50,000	49,812,556
U.S. Treasury Bills	2.41%	05/16/2019	60,000	59,696,000
U.S. Treasury Bills	2.41%	05/23/2019	30,000	29,834,346
U.S. Treasury Bills	2.42%	05/30/2019	20,000	19,879,750
U.S. Treasury Bills	2.51%	06/13/2019	25,000	24,820,889
U.S. Treasury Bills	2.52%	06/20/2019	25,000	24,808,448
U.S. Treasury Bills	2.51%	06/27/2019	50,000	49,593,556
U.S. Treasury Bills	2.49%	07/18/2019	35,000	34,667,558
U.S. Treasury Bills	2.47%-2.48%	07/25/2019	18,800	18,613,340
U.S. Treasury Bills	2.48%	08/01/2019	10,000	9,895,875
U.S. Treasury Bills	2.49%	08/22/2019	13,000	12,845,744
U.S. Treasury Bills	2.49%	08/29/2019	10,000	9,876,568
				970,389,073

U.S. Treasury Notes-19.40%(b)

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.47%	04/30/2019	93,000	93,006,657
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.43%	04/30/2020	35,000	35,000,801
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.44%	07/31/2020	29,000	28,999,195
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.44%	10/31/2020	35,000	34,998,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.51%	01/31/2021	17,000	16,989,578
				208,994,342
TOTAL INVESTMENTS IN SECURITIES-109.46% (Cost $1,179,383,415)				1,179,383,415
OTHER ASSETS LESS LIABILITIES-(9.46)%				(101,926,860)
NET ASSETS-100.00%				$1,077,456,555

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	11.0%
8-30	18.7
31-60	23.4
61-90	19.7
91-180	16.5
181+	10.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-100.27%

Alabama-3.22%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$7,405	$7,405,000

Arizona-2.15%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	600	600,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	1,745	1,745,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	2,595	2,595,000
				4,940,000

California-2.42%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street B&T Co.)(b)(c)	1.50%	03/12/2019	2,870	2,870,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	03/12/2019	2,700	2,700,000
				5,570,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	823	823,000

Delaware-1.51%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	450	450,000
				3,465,000

District of Columbia-1.87%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	270	270,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	4,040	4,040,000
				4,310,000

Florida-8.18%

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	6,920	6,920,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	2,080	2,080,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	1,965	1,965,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	3,945	3,945,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,000	3,000,000
				18,820,000

Georgia-8.86%

Atlanta (City of), Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)

Georgia (State of) Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	$3,690	$3,690,000
Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,875	2,875,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000
Houston (City of); Series 2018 E-2, Commercial Paper Notes	1.81%	03/05/2019	3,000	3,000,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,700	3,700,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	800	800,000
				20,385,000

Illinois-2.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000
				5,735,000

Indiana-7.19%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	4,575	4,575,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	6,885	6,885,000
Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	3,082	3,081,500
Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,000	2,000,000
				16,541,500

Louisiana-1.05%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	1,490	1,490,000
St. James (Parish of) (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000
				2,420,000

Maryland-3.00%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	2,700	2,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-Td Bank N.A.)(b)(c)	1.55%	07/01/2041	1,900	1,900,000
Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	2,000	2,000,000
				6,900,000

Massachusetts-0.66%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000

Michigan-2.58%

Kent (County of), Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	385	385,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan-(continued)

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,300	$1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	4,240	4,240,000
				5,925,000

Minnesota-4.77%

Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	6,130	6,130,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (LOC-Freddie Mac)(b)(c)	1.75%	10/01/2033	1,805	1,805,000
				10,970,000

Mississippi-2.43%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	585	585,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	5,000	5,000,000
				5,585,000

Missouri-4.70%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	1,160	1,160,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.45%	02/01/2031	2,376	2,376,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	6,500	6,500,000
				10,816,000

New York-9.79%

New York (City of);
Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,900	3,900,000
Subseries 2010 G-4, VRD Unlimited Tax GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000
New York (City of) Municipal Water Finance Authority; Subseries 2012 A-1, VRD Water & Sewer System RB(b)	1.55%	06/15/2044	5,885	5,885,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(b)(c)	1.50%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,000	2,000,000
				22,520,000

North Carolina-2.28%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	500	500,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)

Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	05/01/2036	$2,200	$2,200,000
				5,250,000

Ohio-3.09%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	6,900	6,900,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000
				7,100,000

Pennsylvania-2.75%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	2,515	2,515,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	07/01/2027	1,010	1,010,000
				6,320,000

Texas-11.17%

Aledo Independent School District; Series 2006A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	8,410	8,410,000
Harris (County of); Series 2019 C, GO Commercial Paper Notes	1.52%	03/07/2019	1,150	1,150,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	635	635,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,532	2,532,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	2,600	2,600,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,750	3,750,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	5,525	5,525,000
				25,702,000

Utah-4.54%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	5,050	5,050,000
Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(b)	1.42%	05/15/2036	4,900	4,900,000
Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	500	500,000
				10,450,000

Virginia-3.20%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	2,855	2,855,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	2,200	2,200,000
Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	2,300	2,300,000
				7,355,000

Washington-2.45%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	550	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	$5,085	$5,085,000
				5,635,000

West Virginia-1.77%

Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	1,045	1,045,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	3,030	3,030,000
				4,075,000

Wisconsin-1.79%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	4,120	4,120,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-100.27% (Cost $230,662,500)				230,662,500
OTHER ASSETS LESS LIABILITIES-(0.27)%				(611,017)
NET ASSETS-100.00%				$230,051,483

Investment Abbreviations:

BAN	-	Bond Anticipation Notes
CEP	-	Credit Enhancement Provider
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
IDR	-	Industrial Development Revenue Bonds
LOC	-	Letter of Credit
MFH	-	Multi-Family Housing
PCR	-	Pollution Control Revenue Bonds
RAN	-	Revenue Anticipation Notes
RB	-	Revenue Bonds
Ref.	-	Refunding
Sr.	-	Senior
VRD	-	Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.4%; other countries less than 5% each: 12.1%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	96.3%
8-30	0.0
31-60	1.6
61-90	2.1
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:

Investments in securities, at value	$1,672,321,464	$393,675,490	$14,573,594,368	$14,145,416,627	$1,179,383,415	$230,662,500

Repurchase agreements, at value and cost	592,505,430	156,407,015	6,930,621,619	8,750,343,742	-	-

Receivable for:
Investments sold	-	-	49,820,717	-	-	15,000

Interest	2,155,114	238,938	8,514,722	13,630,831	415,211	310,502

Investment for trustee deferred compensation and retirement plans	3,566,708	985,092	2,118,043	965,321	112,023	346,774

Other assets	42,333	172,771	132,570	106,014	30,181	49,243

Total assets	2,270,591,049	551,479,306	21,564,802,039	22,910,462,535	1,179,940,830	231,384,019

Liabilities:

Payable for:
Investments purchased	-	4,981,944	647,563,222	697,375,778	99,718,833	-

Amount due custodian	-	-	49,821,197	493,875	227,726	635,879

Dividends	4,017,639	976,841	37,911,436	36,277,826	2,256,876	214,353

Accrued fees to affiliates	88,825	23,110	2,139,524	1,287,625	77,815	27,837

Accrued trustees’ and officers’ fees and benefits	6,969	3,904	49,392	46,051	5,566	3,312

Accrued operating expenses	72,466	50,244	907,269	1,244,976	71,409	70,136

Trustee deferred compensation and retirement plans	3,966,134	1,084,839	2,441,081	1,161,119	126,050	381,019

Total liabilities	8,152,033	7,120,882	740,833,121	737,887,250	102,484,275	1,332,536

Net assets applicable to shares outstanding	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net assets consist of:

Shares of beneficial interest	$2,261,957,190	$543,593,935	$20,822,797,825	$22,172,651,906	$1,077,505,656	$230,205,603

Distributable earnings	481,826	764,489	1,171,093	(76,621)	(49,101)	(154,120)

	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net Assets:

Institutional Class	$2,233,541,390	$541,523,123	$18,487,997,041	$20,784,034,360	$1,030,609,368	$134,213,442

Private Investment Class	$5,284,332	$1,312,548	$547,697,575	$418,347,262	$5,642,552	$25,775,848

Personal Investment Class	$11,243	$488,163	$190,759,007	$12,720,131	$167,090	$10,074

Cash Management Class	$21,321,177	$620,691	$351,820,743	$375,736,818	$1,393,829	$30,879,386

Reserve Class	$401,145	$271,336	$202,266,155	$290,258,341	$39,429,800	$16,149,541

Resource Class	$953,670	$121,951	$708,053,389	$225,052,377	$203,613	$23,013,068

Corporate Class	$926,059	$20,612	$335,375,008	$66,425,996	$10,303	$10,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,232,858,622	541,528,479	18,486,292,215	20,783,999,986	1,030,601,822	134,198,517

Private Investment Class	5,282,734	1,312,569	547,647,064	418,346,569	5,642,518	25,772,981

Personal Investment Class	11,240	488,174	190,741,413	12,720,111	167,089	10,073

Cash Management Class	21,314,452	620,700	351,788,294	375,736,197	1,393,820	30,875,951

Reserve Class	401,024	271,340	202,247,502	290,257,861	39,429,566	16,147,745

Resource Class	953,382	121,953	707,988,089	225,052,005	203,611	23,010,508

Corporate Class	925,778	20,612	335,344,078	66,425,886	10,303	10,123

Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,264,499,321	$550,089,511	$21,504,215,987	$22,895,760,369	$1,179,383,415	$230,662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:

Interest	$26,660,163	$6,337,021	$259,809,054	$255,506,029	$15,289,793	$1,627,627

Expenses:

Advisory fees	1,586,489	393,699	16,799,546	11,084,434	853,530	206,010

Administrative services fees	522,938	142,553	4,302,757	4,250,590	338,477	52,938

Custodian fees	11,508	4,896	342,263	1,102,710	18,314	2,493

Distribution fees:
Private Investment Class	8,067	2,006	756,279	641,285	6,958	33,608

Personal Investment Class	31	1,566	427,197	34,073	805	27

Cash Management Class	4,129	281	168,192	147,397	942	12,754

Reserve Class	1,765	1,167	961,516	1,295,190	162,907	62,573

Resource Class	975	104	469,235	196,505	148	3,267

Corporate Class	227	3	56,411	18,456	2	2

Transfer agent fees	97,717	23,622	1,007,973	997,599	61,209	9,426

Trustees’ and officers’ fees and benefits	26,122	13,210	182,216	180,909	19,151	10,685

Registration and filing fees	46,560	50,560	98,757	116,357	47,074	52,627

Reports to shareholders	5,528	5,650	34,468	71,000	6,155	4,539

Professional services fees	39,604	26,654	109,716	283,884	33,603	24,764

Other	36,617	24,919	164,815	534,216	37,249	19,762

Total expenses	2,388,277	690,890	25,881,341	20,954,605	1,586,524	495,475

Less: Fees waived	(469,293)	(213,324)	(2,883,082)	-	(213,136)	(177,428)

Net expenses	1,918,984	477,566	22,998,259	20,954,605	1,373,388	318,047

Net investment income	24,741,179	5,859,455	236,810,795	234,551,424	13,916,405	1,309,580

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	12,356	723	692,772	(92,328)	6,954	-

Change in net unrealized appreciation (depreciation) of investment securities	(313,895)	(62,106)	-	-	-	-

Net realized and unrealized gain (loss)	(301,539)	(61,383)	692,772	(92,328)	6,954	-

Net increase in net assets resulting from operations	$24,439,640	$5,798,072	$237,503,567	$234,459,096	$13,923,359	$1,309,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018

Operations:

Net investment income	$24,741,179	$34,753,060	$5,859,455	$6,737,661

Net realized gain	12,356	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(313,895)	610,550	(62,106)	45,561

Net increase in net assets resulting from operations	24,439,640	35,379,784	5,798,072	6,784,780

Distributions to shareholders from distributable earnings:

Institutional Class	(24,534,765)	(34,416,266)	(5,830,955)	(6,691,735)

Private Investment Class	(54,958)	(82,653)	(12,858)	(20,355)

Personal Investment Class	(99)	(116)	(4,752)	(5,967)

Cash Management Class	(120,460)	(120,608)	(7,506)	(13,942)

Reserve Class	(3,000)	(4,925)	(1,827)	(2,844)

Resource Class	(10,475)	(15,304)	(1,333)	(2,517)

Corporate Class	(17,422)	(113,188)	(224)	(301)

Total distributions from distributable earnings	(24,741,179)	(34,753,060)	(5,859,455)	(6,737,661)

Share transactions-net:

Institutional Class	(109,609,040)	2,046,652,052	16,792,271	100,814,065

Private Investment Class	(577,514)	(1,120,462)	(276,848)	(255,402)

Personal Investment Class	10	10	(127,954)	5,508

Cash Management Class	15,138,839	(1,557,953)	(158,291)	(369,075)

Reserve Class	(17,118)	(526,153)	1,751	(231,056)

Resource Class	(41,739)	(331,634)	(63,953)	2,359

Corporate Class	(999,798)	(7,555,486)	218	285

Net increase (decrease) in net assets resulting from share transactions	(96,106,360)	2,035,560,374	16,167,194	99,966,684

Net increase (decrease) in net assets	(96,407,899)	2,036,187,098	16,105,811	100,013,803

Net assets:

Beginning of period	2,358,846,915	322,659,817	528,252,613	428,238,810

End of period	$2,262,439,016	$2,358,846,915	$544,358,424	$528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018
Operations:

Net investment income	$236,810,795	$343,381,843	$234,551,424	$358,626,619

Net realized gain (loss)	692,772	299,297	(92,328)	338,020

Net increase in net assets resulting from operations	237,503,567	343,681,140	234,459,096	358,964,639

Distributions to shareholders from distributable earnings:

Institutional Class	(215,352,750)	(316,976,537)	(221,064,799)	(343,597,288)

Private Investment Class	(4,645,350)	(5,753,138)	(3,934,618)	(4,396,499)

Personal Investment Class	(1,255,410)	(1,091,648)	(98,502)	(87,553)

Cash Management Class	(4,324,081)	(5,455,079)	(3,812,674)	(3,514,488)

Reserve Class	(1,406,919)	(1,727,217)	(1,927,609)	(1,593,154)

Resource Class	(5,864,013)	(6,151,737)	(2,427,330)	(3,257,378)

Corporate Class	(3,962,272)	(6,226,487)	(1,285,892)	(2,180,259)

Total distributions from distributable earnings	(236,810,795)	(343,381,843)	(234,551,424)	(358,626,619)

Share transactions-net:

Institutional Class	(1,744,520,588)	(2,572,323,178)	(1,545,847,685)	(5,361,767,419)

Private Investment Class	29,945,998	(57,087,888)	(7,399,493)	(84,746,276)

Personal Investment Class	72,871,813	(22,360,529)	4,399,545	(12,808,614)

Cash Management Class	(94,939,185)	(32,654,595)	42,388,472	164,319,452

Reserve Class	(26,260,254)	(22,210,837)	80,629,705	38,672,367

Resource Class	182,598,030	48,590,008	(7,240,187)	(109,853,171)

Corporate Class	(131,996,469)	(140,464,356)	(79,850,183)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,712,300,655)	(2,798,511,375)	(1,512,919,826)	(5,544,345,781)

Net increase (decrease) in net assets	(1,711,607,883)	(2,798,212,078)	(1,513,012,154)	(5,544,007,761)

Net assets:

Beginning of period	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of period	$20,823,968,918	$22,535,576,801	$22,172,575,285	$23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018
Operations:

Net investment income	$13,916,405	$17,884,636	$1,309,580	$1,799,189

Net realized gain (loss)	6,954	28,696	-	(4,370)

Net increase in net assets resulting from operations	13,923,359	17,913,332	1,309,580	1,794,819

Distributions to shareholders from distributable earnings:

Institutional Class	(13,605,626)	(17,548,675)	(887,116)	(1,178,614)

Private Investment Class	(50,875)	(32,722)	(151,113)	(257,237)

Personal Investment Class	(2,245)	(1,848)	(41)	(2,800)

Cash Management Class	(23,447)	(30,650)	(207,672)	(244,208)

Reserve Class	(232,236)	(269,491)	(37,926)	(64,811)

Resource Class	(1,870)	(1,118)	(25,630)	(51,452)

Corporate Class	(106)	(132)	(82)	(67)

Total distributions from distributable earnings	(13,916,405)	(17,884,636)	(1,309,580)	(1,799,189)

Share transactions-net:

Institutional Class	(249,733,796)	(26,061,641)	6,552,286	16,846,975

Private Investment Class	(441,684)	2,860,154	(2,284,380)	709,862

Personal Investment Class	(227,723)	346,971	40	(1,995,739)

Cash Management Class	(1,771,470)	1,547,656	(1,005,085)	4,269,240

Reserve Class	6,033,374	(2,229,222)	1,998,738	492,985

Resource Class	108,352	1,077	20,511,389	(3,499,087)

Corporate Class	102	124	66	10,056

Net increase (decrease) in net assets resulting from share transactions	(246,032,845)	(23,534,881)	25,773,054	16,834,292

Net increase (decrease) in net assets	(246,025,891)	(23,506,185)	25,773,054	16,829,922

Net assets:

Beginning of period	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of period	$1,077,456,555	$1,323,482,446	$230,051,483	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

35	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

36	Short-Term Investments Trust

(2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense	Yield
	Limitation	Waivers
Invesco Liquid Assets Portfolio	$ 469,293	$-
Invesco STIC Prime Portfolio	213,324	-
Invesco Treasury Portfolio	2,883,082	-
Invesco Government & Agency Portfolio	-	-
Invesco Treasury Obligations Portfolio	213,136	-
Invesco Tax-Free Cash Reserve Portfolio	176,209	-

Voluntary fee waivers for the six months ended February 28, 2019 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,219	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Level 2 –

Prices are determined using quoted prices in an active market for identical assets.

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

37	Short-Term Investments Trust

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco STIC Prime Portfolio	$ -	$600,237	$-
Invesco Tax-Free Cash Reserve Portfolio	101,283,916	104,025,817	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

Fund	Short-Term 2019	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$-	$191,635	$191,635
Invesco Treasury Obligations Portfolio	-	41,811	41,811
Invesco Tax-Free Cash Reserve Portfolio	30,074	19,092	49,166

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38	Short-Term Investments Trust

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Portfolio	$21,504,222,664	$-	$(6,677)	$(6,677)
Invesco Government & Agency Portfolio	22,895,762,013	-	(1,644)	(1,644)
Invesco Treasury Obligations Portfolio	1,179,385,115	-	(1,700)	(1,700)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

39	Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,012,901,470	$5,014,022,749	11,428,619,333	$11,430,459,074
Private Investment Class	285,948	286,011	296,154	296,213
Cash Management Class	94,822,798	94,842,464	76,229,664	76,244,103
Reserve Class	4,378	4,376	29,385	29,391
Resource Class	4,732	4,733	185	185
Corporate Class	395,953	396,011	32,928,336	32,934,007

Issued as reinvestment of dividends:
Institutional Class	5,064,842	5,065,591	3,254,561	3,255,227
Private Investment Class	43,620	43,626	65,917	65,928
Personal Investment Class	10	10	10	10
Cash Management Class	57,949	57,958	78,582	78,596
Reserve Class	2,907	2,908	4,871	4,872
Resource Class	10,347	10,348	14,741	14,744
Corporate Class	17,419	17,422	108,271	108,285

Reacquired:
Institutional Class	(5,127,594,406)	(5,128,697,380)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(906,953)	(907,151)	(1,482,383)	(1,482,603)
Cash Management Class	(79,744,302)	(79,761,583)	(77,866,227)	(77,880,652)
Reserve Class	(24,396)	(24,402)	(560,376)	(560,416)
Resource Class	(56,813)	(56,820)	(346,497)	(346,563)
Corporate Class	(1,412,869)	(1,413,231)	(40,592,273)	(40,597,778)
Net increase (decrease) in share activity	(96,127,366)	$(96,106,360)	2,035,292,724	$2,035,560,374

(a)	73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	616,911,751	$616,912,208	1,391,467,414	$1,391,466,950
Private Investment Class	17,493	17,493	841,532	841,537
Personal Investment Class	10	10	-	-
Cash Management Class	32,539	32,539	408,572	408,575
Reserve Class	342	342	5	5

Issued as reinvestment of dividends:
Institutional Class	3,613,977	3,613,977	3,411,844	3,411,791
Private Investment Class	12,251	12,251	19,003	19,002
Personal Investment Class	4,752	4,752	5,534	5,535
Cash Management Class	4,904	4,904	9,091	9,090
Reserve Class	1,747	1,747	2,835	2,835
Resource Class	1,295	1,295	2,358	2,359
Corporate Class	218	218	286	285

Reacquired:
Institutional Class	(603,733,007)	(603,733,914)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(306,592)	(306,592)	(1,115,941)	(1,115,941)
Personal Investment Class	(132,716)	(132,716)	(27)	(27)
Cash Management Class	(195,734)	(195,734)	(786,748)	(786,740)
Reserve Class	(338)	(338)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	16,167,644	$16,167,194	99,963,045	$99,966,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	96,355,326,640	$96,355,326,640	191,918,070,818	$191,918,070,818
Private Investment Class	588,042,253	588,042,253	1,373,550,349	1,373,550,349
Personal Investment Class	639,356,569	639,356,569	1,029,056,714	1,029,056,714
Cash Management Class	1,418,168,818	1,418,168,818	3,628,925,469	3,628,925,469
Reserve Class	476,369,566	476,369,566	716,399,473	716,399,473
Resource Class	531,649,398	531,649,398	778,758,603	778,758,603
Corporate Class	3,144,131,976	3,144,131,976	6,094,873,392	6,094,873,392

Issued as reinvestment of dividends:
Institutional Class	56,593,898	56,593,898	71,641,952	71,641,952
Private Investment Class	1,252,998	1,252,998	1,001,889	1,001,889
Personal Investment Class	1,094,189	1,094,189	1,002,329	1,002,329
Cash Management Class	4,157,507	4,157,507	4,359,519	4,359,519
Reserve Class	1,267,531	1,267,531	1,547,178	1,547,178
Resource Class	1,144,936	1,144,936	1,262,800	1,262,800
Corporate Class	3,253,627	3,253,627	4,316,947	4,316,947

Reacquired:
Institutional Class	(98,156,441,126)	(98,156,441,126)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(559,349,253)	(559,349,253)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(567,578,945)	(567,578,945)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(1,517,265,510)	(1,517,265,510)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(503,897,351)	(503,897,351)	(740,157,488)	(740,157,488)
Resource Class	(350,196,304)	(350,196,304)	(731,431,395)	(731,431,395)
Corporate Class	(3,279,382,072)	(3,279,382,072)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,712,300,655)	$(1,712,300,655)	(2,798,511,375)	$(2,798,511,375)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	91,001,016,296	$91,001,016,296	247,813,982,127	$247,813,982,127
Private Investment Class	846,349,780	846,349,780	1,691,041,762	1,691,041,762
Personal Investment Class	24,562,853	24,562,853	22,767,729	22,767,729
Cash Management Class	637,601,536	637,601,536	1,160,198,493	1,160,198,493
Reserve Class	556,332,185	556,332,185	912,998,598	912,998,598
Resource Class	1,418,025,195	1,418,025,195	2,889,383,856	2,889,383,856
Corporate Class	311,762,653	311,762,653	1,680,502,506	1,680,502,506

Issued as reinvestment of dividends:
Institutional Class	57,422,934	57,422,934	72,936,103	72,936,103
Private Investment Class	1,664,693	1,664,693	1,388,818	1,388,818
Personal Investment Class	69,287	69,287	49,917	49,917
Cash Management Class	2,519,471	2,519,471	2,379,887	2,379,887
Reserve Class	1,666,823	1,666,823	1,398,425	1,398,425
Resource Class	1,586,992	1,586,992	2,270,177	2,270,177
Corporate Class	330,695	330,695	346,270	346,270

Reacquired:
Institutional Class	(92,604,286,915)	(92,604,286,915)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(855,413,966)	(855,413,966)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(20,232,595)	(20,232,595)	(35,626,260)	(35,626,260)
Cash Management Class	(597,732,535)	(597,732,535)	(998,258,928)	(998,258,928)
Reserve Class	(477,369,303)	(477,369,303)	(875,724,656)	(875,724,656)
Resource Class	(1,426,852,374)	(1,426,852,374)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(391,943,531)	(391,943,531)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	(1,512,919,826)	$(1,512,919,826)	(5,544,345,781)	$(5,544,345,781)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	524,338,990	$524,338,990	1,111,333,157	$1,111,333,157
Private Investment Class	5,775,279	5,775,279	6,402,656	6,402,656
Personal Investment Class	1,069,050	1,069,050	2,424,596	2,424,596
Cash Management Class	2,699	2,699	3,404,184	3,404,184
Reserve Class	62,710,380	62,710,380	165,401,910	165,401,910
Resource Class	2,072,484	2,072,484	1,077	1,077

Issued as reinvestment of dividends:
Institutional Class	805,937	805,937	871,181	871,181
Private Investment Class	50,875	50,875	25,972	25,972
Personal Investment Class	1,718	1,718	657	657
Cash Management Class	23,447	23,447	26,644	26,644
Reserve Class	207,308	207,308	236,440	236,440
Resource Class	159	159	-	-
Corporate Class	102	102	124	124

Reacquired:
Institutional Class	(774,878,723)	(774,878,723)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(6,267,838)	(6,267,838)	(3,568,474)	(3,568,474)
Personal Investment Class	(1,298,491)	(1,298,491)	(2,078,282)	(2,078,282)
Cash Management Class	(1,797,616)	(1,797,616)	(1,883,172)	(1,883,172)
Reserve Class	(56,884,314)	(56,884,314)	(167,867,572)	(167,867,572)
Resource Class	(1,964,291)	(1,964,291)	-	-
Net increase (decrease) in share activity	(246,032,845)	$(246,032,845)	(23,534,881)	$(23,534,881)

(a)	81% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	80,298,113	$80,298,113	145,257,757	$145,257,757
Private Investment Class	26,855,314	26,855,314	69,282,391	69,282,391
Personal Investment Class	-	-	10,389	10,389
Cash Management Class	44,778,877	44,778,877	18,777,674	18,777,674
Reserve Class	31,036,730	31,036,730	76,263,241	76,263,241
Resource Class	30,546,844	30,546,844	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000

Issued as reinvestment of dividends:
Institutional Class	430,894	430,894	530,228	530,228
Private Investment Class	137,826	137,826	222,751	222,751
Personal Investment Class	40	40	2,800	2,800
Cash Management Class	154,803	154,803	190,958	190,958
Reserve Class	35,434	35,434	59,800	59,800
Resource Class	16,035	16,035	48,820	48,820
Corporate Class	66	66	56	56

Reacquired:
Institutional Class	(74,176,721)	(74,176,721)	(128,941,010)	(128,941,010)
Private Investment Class	(29,277,520)	(29,277,520)	(68,795,280)	(68,795,280)
Personal Investment Class	-	-	(2,008,928)	(2,008,928)
Cash Management Class	(45,938,765)	(45,938,765)	(14,699,392)	(14,699,392)
Reserve Class	(29,073,426)	(29,073,426)	(75,830,056)	(75,830,056)
Resource Class	(10,051,490)	(10,051,490)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	25,773,054	$25,773,054	16,834,292	$16,834,292

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45	Short-Term Investments Trust

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/19	$1.0004	$0.0089	$(0.0001)	$0.0088	$(0.0089)	$-	$(0.0089)	$1.0003	0.88%	$11	0.73%(c)	0.77%(c)	1.79	%(c)
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	(0.0105)	1.0004	1.07	11	0.73	0.78	1.18
Year ended 08/31/17	1.00	0.0019	0.0019	0.0038	(0.0031)	(0.0005)	(0.0036)	1.0002	0.35	11	0.50	0.81	0.19
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	29,249	0.40	0.90	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	115,410	0.21	0.92	0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	180,431	0.19	0.92	0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/19	1.0001	0.0083	(0.0001)	0.0082	(0.0083)	-	(0.0083)	1.0000	0.84	488	0.73(c)	0.81(c)	1.68	(c)
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	(0.0097)	1.0001	0.99	616	0.73	0.82	1.00
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	611	0.38	0.82	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	117,475	0.26	0.92	0.14
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	117,573	0.07	0.94	0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	158,011	0.06	0.94	0.08
Invesco Treasury Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.79	190,759	0.73(c)	0.76(c)	1.59	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.83	117,875	0.71	0.75	0.84
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	140,236	0.50	0.75	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	122,822	0.22	0.90	0.09
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	162,054	0.06	0.92	0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	162,405	0.04	0.92	0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.79	12,720	0.72(c)	0.72(c)	1.59	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.84	8,321	0.68	0.70	0.82
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	21,129	0.49	0.70	0.24
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	7,507	0.21	0.87	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	37,168	0.08	0.88	0.02
Year ended 08/31/14	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.02	41,149	0.06	0.88	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.78	167	0.73(c)	0.76(c)	1.56	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.82	395	0.71	0.76	0.81
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	48	0.25	0.77	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	2,608	0.17	1.08	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	1,955	0.00	1.08	0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.04	3,799	0.02	1.04	0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/19	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.41	10	0.75(c)	0.92(c)	0.83	(c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	10	0.60	0.93	0.61
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	2,006	0.44	0.92	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,397	0.15	1.03	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	3,624	0.03	1.06	0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	3,722	0.04	1.05	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $11, $574, $156,632, $12,493, $295 and $10 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

46	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Personal Investment Class	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,008.80	$3.64	$1,021.17	$3.66	0.73%
Invesco STIC Prime Portfolio	1,000.00	1,008.40	3.64	1,021.17	3.66	0.73
Invesco Treasury Portfolio	1,000.00	1,007.90	3.63	1,021.17	3.66	0.73
Invesco Government & Agency Portfolio	1,000.00	1,007.90	3.58	1,021.22	3.61	0.72
Invesco Treasury Obligations Portfolio	1,000.00	1,007.80	3.63	1,021.17	3.66	0.73
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,004.10	3.73	1,021.08	3.76	0.75

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47	Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 Invesco Distributors, Inc. CM-STIT-SAR-6

Semiannual Report to Shareholders	February 28, 2019

Reserve Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
28	Financial Statements
34	Notes to Financial Statements
46	Financial Highlights
47	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/19

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	13 – 30 days	27 days	59 days	$401.1 thousand
Invesco STIC Prime[1]	9 – 19 days	11 days	11 days	271.3 thousand
Invesco Treasury[2]	21 – 44 days	43 days	113 days	202.3 million
Invesco Government & Agency[2]	24 – 40 days	40 days	107 days	290.3 million
Invesco Treasury Obligations[2]	34 – 48 days	45 days	104 days	39.4 million
Invesco Tax-Free Cash Reserve[3]	7 – 11 days	8 days	8 days	16.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

                                                   We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-41.22%(a)

Asset-Backed Securities - Fully Supported-5.80%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$10,000	$9,995,188

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	25,000	24,942,937

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.85%	03/04/2019	25,000	24,993,256

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	25,000	24,765,458

Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)(c)	2.52%	03/18/2019	26,700	26,667,106

Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	20,000	19,993,250

				131,357,195

Asset-Backed Securities - Fully Supported Bank-14.66%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.45%	03/06/2019	15,000	14,993,938

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	35,000	34,894,775

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	10,000	9,961,975

Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	15,000	15,000,060

Collateralized Commercial Paper FLEX Co., LLC (Multi-CEP’s)(b)	2.97%	08/06/2019	25,000	24,715,346

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.87%	03/01/2019	43,315	43,312,088

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	20,000	19,994,604

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.00%	03/01/2019	50,000	49,996,639

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.78%	03/11/2019	15,000	14,988,885

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.82%	03/18/2019	10,000	9,987,805

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	19,250	19,067,735

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	15,000	14,855,735

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.73%	04/22/2019	10,000	9,962,768

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	50,000	49,976,521

				331,708,874

Consumer Finance-1.77%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	40,000	40,012,826

Diversified Banks-14.79%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	20,000	20,014,658

Banco Santander, S.A.(c)	2.40%	03/06/2019	50,000	49,979,992

HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	40,000	40,011,269

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(c)(d)	2.75%	08/07/2019	20,000	20,002,040

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	10,000	10,000,000

Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,965,306

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	30,000	29,876,262

ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	45,000	45,001,996

ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	10,000	10,007,241

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.60%	08/23/2019	25,000	25,005,925

Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	3.02%	01/03/2020	15,000	15,023,955

Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.86%	07/10/2019	25,000	24,762,858

United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	25,000	24,907,337

				334,558,839

Diversified Capital Markets-0.66%

UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	15,000	15,007,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks-1.77%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	$25,000	$25,000,000

ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,018,009

				40,018,009

Specialized Finance-1.77%

Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	40,000	40,000,000

Total Commercial Paper (Cost $932,440,146)				932,663,579

Certificates of Deposit-28.28%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	93,000	93,000,000

Banco Del Estado De Chile(c)	2.70%	05/10/2019	60,000	60,013,935

Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	25,000	25,009,438

Bank of Nova Scotia (1 mo. USD LIBOR + 0.11%) (Canada)(c)(d)	2.59%	08/26/2019	20,000	19,997,800

Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	30,000	30,020,408

Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,003,483

China Construction Bank Corp.(c)	2.72%	03/19/2019	15,000	15,001,908

China Construction Bank Corp.(c)	2.75%	05/13/2019	20,000	20,002,851

China Construction Bank Corp.(c)	2.76%	03/14/2019	25,000	25,002,919

Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	20,000	20,000,398

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	83,000	83,000,000

MUFG Bank, Ltd.(c)	2.68%	04/17/2019	12,000	12,001,979

MUFG Bank, Ltd.(c)	2.69%	08/21/2019	20,000	19,742,645

MUFG Bank, Ltd.(c)	2.86%	07/09/2019	20,000	20,019,522

Natixis (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.81%	11/07/2019	35,000	35,005,711

Royal Bank of Canada (3 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.76%	05/20/2019	20,000	20,006,920

Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	20,000	20,001,466

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.41%	03/04/2019	30,000	30,000,078

Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	15,000	15,003,404

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	25,000	25,006,216

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.30%) (Canada)(c)(d)	2.81%	07/22/2019	30,000	30,006,301

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	12,000	12,003,021

Total Certificates of Deposit (Cost $639,744,311)				639,850,403

Variable Rate Demand Notes-3.53%(e)

Credit Enhanced-3.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	2,120	2,120,000

Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	9,500	9,499,999

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	2,800	2,800,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	15,000	15,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.50%	05/01/2050	11,035	11,035,000

New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	20,500	20,500,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.55%	11/01/2049	5,840	5,840,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.58%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$10,000	$10,000,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.55%	07/01/2040	1,495	1,495,000

Total Variable Rate Demand Notes (Cost $79,789,999)				79,789,999

U.S. Dollar Denominated Bonds & Notes-0.89%

Diversified Banks-0.89%
National Australia Bank Ltd.; Sr. Unsec. Notes (3 mo. USD LIBOR + 0.24%) (Australia)(b)(c)(d)	2.95%	08/29/2019	20,000	20,017,483

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,019,435)				20,017,483

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.92% (Cost $1,671,993,891)				1,672,321,464

			Repurchase
			Amount

Repurchase Agreements-26.19%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	9,000,625	9,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	25,001,736	25,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(h)	2.55%	03/01/2019	15,007,438	15,000,000

Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 - 06/25/2046)(i)	3.22%	-	-	61,500,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(h)	2.60%	03/07/2019	15,007,583	15,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(h)	2.52%	03/07/2019	23,011,270	23,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $20,009,917 (collateralized by domestic non-agency mortage-backed securities, a foreign non-agency mortage-backed security and a foreign non-agency asset-backed security valued at $22,000,000; 0% - 6.50%; 07/20/2020 - 01/02/2047)(c)(h)	2.55%	03/07/2019	20,009,917	20,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	10,000,694	10,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	199,019,913	199,005,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(i)	3.11%	-	$-	$25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(i)	2.50%	-	-	30,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	50,003,472	50,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	110,007,914	110,000,000

Total Repurchase Agreements (Cost $592,505,430)				592,505,430

TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.11% (Cost $2,264,499,321)				2,264,826,894

OTHER ASSETS LESS LIABILITIES-(0.11)%				(2,387,878)

NET ASSETS-100.00%				$2,262,439,016

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $712,145,115, which represented 31.48% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.7%; Canada: 12.6%; Netherlands: 9.9%; France: 9.2%; Switzerland: 8.5%; China: 7.7%; Australia: 5.9%; other countries less than 5% each: 13.8%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	49.5%

8-30	4.9

31-60	12.2

61-90	8.6

91-180	12.1

181+	12.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-47.89%(a)

Asset-Backed Securities - Fully Supported-6.79%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$15,000	$14,992,781

Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.54%	03/15/2019	10,000	9,989,938

Manahattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)(c)	2.63%	03/04/2019	2,000	1,999,467

Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(c)	2.50%	03/19/2019	10,000	9,986,594

				36,968,780

Asset-Backed Securities - Fully Supported Bank-14.69%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.69%	03/01/2019	15,000	14,998,997

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.58%	04/02/2019	15,000	14,965,873

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	10,000	9,999,328

Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.77%	03/04/2019	15,000	14,995,953

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	10,000	9,995,304

Victory Receivables Corp. (CEP-MUFG Bank, Ltd.)(b)(c)	2.64%	03/11/2019	15,000	14,988,794

				79,944,249

Asset-Backed Securities - Multi-Purpose-7.47%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.56%	04/05/2019	15,000	14,962,665

CHARTA, LLC(b)	2.50%-2.62%	03/04/2019	15,700	15,695,806

Regency Markets No. 1 LLC(b)(c)	2.50%	03/15/2019	10,000	9,989,771

				40,648,242

Diversified Banks-15.28%

Banco Santander, S.A.(c)	2.64%	03/08/2019	15,000	14,991,970

China Construction Bank Corp.(b)(c)	2.79%	03/11/2019	15,000	14,988,821

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.53%	04/04/2019	10,000	9,976,035

Federation des caisses Desjardins du Quebec (Canada)(b)(c)	2.52%	04/29/2019	5,000	4,979,042

Industrial & Commercial Bank of China Ltd.(b)(c)	2.68%	03/26/2019	7,500	7,486,447

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	7,000	6,971,128

Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.52%-2.55%	03/11/2019	8,815	8,808,312

Toronto-Dominion Bank (Canada)(b)(c)	2.48%	03/01/2019	15,000	14,999,006

				83,200,761

Insurance Brokers-0.91%

MetLife Short Term Funding LLC(b)	0.00%	04/22/2019	5,000	4,981,531

Specialized Finance-2.75%

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.53%	04/08/2019	15,000	14,959,456

Total Commercial Paper (Cost $260,712,380)				260,703,019

Certificates of Deposit-16.17%

Australia & New Zealand Banking Group, Ltd.(c)	2.39%	03/01/2019	27,000	27,000,000

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	27,000	27,000,000

Norinchukin Bank(c)	2.55%	03/25/2019	15,000	15,001,031

Sumitomo Mitsui Banking Corp.(c)	2.76%	03/07/2019	4,000	4,000,250

Sumitomo Mitsui Trust Bank, Ltd.(c)	2.56%	03/26/2019	15,000	15,001,190

Total Certificates of Deposit (Cost $88,000,116)				88,002,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes-8.26%(d)

Credit Enhanced-6.53%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	2.47%	11/01/2030	$2,645	$2,645,000

Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.50%	04/01/2019	8,000	8,000,000

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	2.51%	05/01/2037	3,515	3,515,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.55%	11/01/2049	2,910	2,910,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(e)	2.60%	11/01/2049	13,000	13,000,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	2.50%	01/01/2033	5,500	5,500,000

				35,570,000

Other Variable Rate Demand Notes-1.73%

Maumelle (City of), Arkansas (Kimberly-Clark Corp.); Series 2015, VRD Taxable IDR(b)	2.40%	08/01/2045	9,400	9,400,000

Total Variable Rate Demand Notes (Cost $44,970,000)				44,970,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-72.32% (Cost $393,682,496)				393,675,490

			Repurchase
			Amount

Repurchase Agreements-28.73%(f)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	15,001,042	15,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2019, aggregate maturing value of $50,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $51,000,000; 0.32% - 7.00%; 02/25/2025 - 12/20/2068)(c)(g)	2.55%	03/01/2019	5,002,479	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(g)	2.52%	03/07/2019	5,002,450	5,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2019, maturing value of $10,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $10,500,000; 0.13% - 7.00%; 04/25/2032 - 02/25/2059)(c)(h)	2.79%	04/04/2019	10,000,000	10,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	26,408,937	26,407,015

J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,862,066; 0% - 7.63%; 10/15/2047 - 06/15/2057)(i)	2.60%	-	-	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	$20,001,389	$20,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	25,001,799	25,000,000

Total Repurchase Agreements (Cost $156,407,015)				156,407,015

TOTAL INVESTMENTS IN SECURITIES(j)(k) -101.05% (Cost $550,089,511)				550,082,505

OTHER ASSETS LESS LIABILITIES-(1.05)%				(5,724,081)

NET ASSETS-100.00%				$544,358,424

Investment Abbreviations:

CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $258,621,111, which represented 47.51% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 15.8%; Canada: 15.6%; Netherlands: 12.9%; France: 10.1%; China: 8.3%; Switzerland: 5.5%; other countries less than 5% each: 13.0%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	63.1%

8-30	22.0

31-60	14.9

61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-69.99%

U.S. Treasury Bills-55.65%(a)

U.S. Treasury Bills	2.39%	03/14/2019	$350,000	$349,699,827

U.S. Treasury Bills	2.36%-2.48%	04/04/2019	1,000,000	997,702,640

U.S. Treasury Bills	2.42%	04/11/2019	1,340,000	1,336,322,073

U.S. Treasury Bills	2.41%	04/16/2019	1,000,000	996,933,333

U.S. Treasury Bills	2.42%	04/18/2019	750,000	747,595,000

U.S. Treasury Bills	2.41%	04/23/2019	500,000	498,233,333

U.S. Treasury Bills	2.40%	04/25/2019	750,000	747,261,458

U.S. Treasury Bills	2.21%	04/30/2019	650,000	647,563,222

U.S. Treasury Bills	2.39%	05/02/2019	500,000	497,954,862

U.S. Treasury Bills	2.41%	05/16/2019	750,000	746,199,998

U.S. Treasury Bills	2.41%	05/23/2019	505,000	502,211,487

U.S. Treasury Bills	2.42%	05/30/2019	500,000	496,993,748

U.S. Treasury Bills	2.51%	06/13/2019	300,000	297,850,667

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.51%	06/27/2019	300,000	297,561,333

U.S. Treasury Bills	2.54%	07/05/2019	250,000	247,808,125

U.S. Treasury Bills	2.50%	07/11/2019	500,000	495,471,667

U.S. Treasury Bills	2.49%	07/18/2019	750,000	742,876,248

U.S. Treasury Bills	2.48%	07/25/2019	300,000	297,019,167

U.S. Treasury Bills	2.48%	08/01/2019	150,000	148,438,125

				11,587,865,270

U.S. Treasury Notes-14.34%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	277,000	276,875,164

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	1,248,000	1,247,998,298

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	510,000	509,992,893

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	451,000	450,982,007

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	500,000	499,880,736

				2,985,729,098

Total U.S. Treasury Securities (Cost $14,573,594,368)				14,573,594,368

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.99%
(Cost $14,573,594,368)				14,573,594,368

			Repurchase
			Amount
Repurchase Agreements-33.28%(c)

Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $250,017,778 (collateralized by U.S. Treasury obligations valued at $255,000,017; 0% - 7.88%; 03/14/2019 - 11/15/2046)	2.56%	03/01/2019	250,017,778	250,000,000

CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 6.25%; 09/30/2020 - 05/15/2048)	2.55%	03/01/2019	250,017,708	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Citigroup Global Markets, Inc., term agreement dated 02/28/2019, maturing value of $600,284,667 (collateralized by U.S. Treasury obligations valued at $612,104,152; 0% - 2.88%; 08/31/2020 - 08/15/2045)(d)	2.44%	03/07/2019	$600,284,667	$600,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	428,175,183	428,144,856

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,009; 1.13% - 4.63%; 03/31/2021 - 02/15/2040)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $730,052,317 (collateralized by a U.S. Treasury obligation valued at $744,604,504; 2.50%; 03/31/2023)	2.58%	03/01/2019	730,052,317	730,000,000

Lloyds Bank PLC, term agreement dated 02/28/2019, maturing value of $503,109,583 (collateralized by U.S. Treasury obligations valued at $510,838,213; 1.63% - 2.63%; 8/15/2021 - 2/28/2023)	2.49%	04/30/2019	503,109,584	500,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(d)	2.46%	03/07/2019	210,104,464	210,004,013

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(d)	2.47%	03/07/2019	1,043,444,653	1,042,943,750

Natixis, agreement dated 02/28/2019, maturing value of $250,017,708 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0% - 3.38%; 08/29/2019 - 05/15/2047)	2.55%	03/01/2019	250,017,708	250,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $333,115,279 (collateralized by U.S. Treasury obligations valued at $338,356,309; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.57%	03/01/2019	333,115,279	333,091,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $206,452,237 (collateralized by U.S. Treasury obligations valued at $209,066,000; 0%; 08/15/2033 - 08/15/2045)	2.57%	03/01/2019	206,452,237	206,437,500

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(d)	2.47%	04/23/2019	342,099,500	340,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(d)	2.47%	04/24/2019	412,531,750	410,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(d)	2.46%	05/07/2019	206,260,750	205,000,000

Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0% - 3.88%; 03/07/2019 - 02/15/2047)(e)	2.42%	-	-	1,000,000,000

Total Repurchase Agreements (Cost $6,930,621,619)				6,930,621,619

TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $21,504,215,987)				21,504,215,987

OTHER ASSETS LESS LIABILITIES-(3.27)%				(680,247,069)

NET ASSETS-100.00%				$20,823,968,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Invesco Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)	Principal amount equals value at period end. See Note1I.
(d)

The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand. (e) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	29.8%

8-30	1.6

31-60	24.8

61-90	13.5

91-180	16.4

181+	13.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-50.32%

U.S. Treasury Bills-37.73%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$500,000	$498,835,973

U.S. Treasury Bills	2.40%	04/11/2019	745,000	742,973,125

U.S. Treasury Bills	2.41%	04/16/2019	500,000	498,466,667

U.S. Treasury Bills	2.42%	04/18/2019	300,000	299,038,800

U.S. Treasury Bills	2.41%	04/23/2019	600,000	597,880,000

U.S. Treasury Bills	2.40%	04/25/2019	100,000	99,634,861

U.S. Treasury Bills	2.21%	04/30/2019	700,000	697,375,778

U.S. Treasury Bills	2.39%	05/02/2019	150,000	149,386,458

U.S. Treasury Bills	2.41%	05/16/2019	150,000	149,240,000

U.S. Treasury Bills	2.41%	05/23/2019	500,000	497,239,096

U.S. Treasury Bills	2.42%	05/30/2019	300,000	298,196,249

U.S. Treasury Bills	2.51%	06/13/2019	850,000	843,910,222

U.S. Treasury Bills	2.52%	06/20/2019	500,000	496,168,957

U.S. Treasury Bills	2.49%	07/18/2019	650,000	643,826,082

U.S. Treasury Bills	2.48%	07/25/2019	350,000	346,522,361

U.S. Treasury Bills	2.48%	08/01/2019	500,000	494,793,750

U.S. Treasury Bills	2.47%-2.48%	08/22/2019	725,000	716,446,571

U.S. Treasury Bills	2.49%	08/29/2019	300,000	296,297,041

				8,366,231,991

U.S. Treasury Notes-12.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	2.47%	04/30/2019	582,000	582,066,170

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	170,000	169,949,875

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	775,000	775,014,103

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	535,000	534,970,719

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	630,000	629,989,281

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	100,000	100,007,581

				2,791,997,729

Total U.S. Treasury Securities (Cost $11,158,229,720)				11,158,229,720

U.S. Government Sponsored Agency Securities-13.47%

Federal Farm Credit Bank (FFCB)-3.21%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	37,300	37,286,173

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	125,000	124,997,515

Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	25,000	24,998,073

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	12/16/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	75,000	74,982,908

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	110,000	109,996,608

Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	75,000	75,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	145,000	144,992,996

				712,254,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-7.98%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	09/18/2019	$50,000	$50,005,877

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	116,000	116,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	03/06/2019	130,000	130,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	150,000	150,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.42%	08/22/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	110,000	110,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	06/14/2019	120,000	120,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	07/17/2019	72,000	72,000,403

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	25,000	25,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	08/14/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	125,000	125,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	50,000	50,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	85,000	85,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	85,000	85,000,000

Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	26,000	26,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.46%	12/06/2019	79,400	79,421,083

Unsec. Global Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.43%	03/01/2019	165,000	165,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	30,000	30,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.43%	07/08/2019	150,000	150,002,462

				1,768,429,825

Federal Home Loan Mortgage Corp. (FHLMC)-0.23%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	50,000	50,000,000

Federal National Mortgage Association (FNMA)-0.28%

Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	63,000	63,000,000

Overseas Private Investment Corp. (OPIC)-1.77%

Sec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	11/15/2028	88,636	88,636,364

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	24,000	24,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	20,000	20,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	8,000	8,000,000

Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	03/15/2030	45,000	45,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	116,000	116,000,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	07/15/2025	33,944	33,944,445

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	05/15/2030	9,672	9,672,000

Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	07/09/2026	38,250	38,250,000

				393,502,809

Total U.S. Government Sponsored Agency Securities (Cost $2,987,186,907)				2,987,186,907

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-63.79% (Cost $14,145,416,627)				14,145,416,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-39.47%(d)

Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% - 8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	$75,158,229	$75,000,000

BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	200,421,944	200,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556(collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	429,531,019	429,500,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	551,327,711	551,288,661

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2019, maturing value of $75,005,000 (collateralized by U.S. Treasury obligations valued at $76,500,062; 1.13% - 1.38%; 03/31/2021 - 09/30/2021)	2.40%	03/01/2019	75,005,000	75,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $100,006,389 (collateralized by a U.S. Treasury obligation valued at $102,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	100,006,389	100,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $750,053,750 (collateralized by a U.S. Treasury obligation valued at $765,003,669; 2.75%; 07/31/2023)	2.58%	03/01/2019	750,053,750	750,000,000

ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $266,757,539 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $270,300,082; 0% - 4.50%; 01/02/2020 - 02/01/2049)	2.54%	04/15/2019	266,757,539	265,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,111 (collateralized by U.S. government sponsored agency obligations and a U.S. Treasury obligation valued at $102,000,044; 0.13% - 3.75%; 03/27/2019 - 07/15/2026)	2.56%	03/01/2019	100,007,111	100,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $200,013,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,018; 0% - 6.63%; 08/15/2019 - 02/01/2057)	2.41%	03/01/2019	200,013,389	200,000,000

ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	457,958,258	455,000,000

ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	125,058,333	125,000,000

ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	200,093,722	200,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	210,101,782	210,001,331

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	1,034,984,041	1,034,487,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Prudential Insurance Co. of America, agreement dated 02/28/2019, maturing value of $543,917,577 (collateralized by U.S. Treasury obligations valued at $551,739,600; 0% - 2.75%; 09/15/2021 - 05/15/2045)	2.57%	03/01/2019	$543,917,577	$543,878,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2019, maturing value of $86,193,653 (collateralized by U.S. Treasury obligations valued at $87,449,000; 0%; 08/15/2033 - 05/15/2045)	2.57%	03/01/2019	86,193,653	86,187,500

RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(e)	2.43%	04/30/2019	590,000,000	590,000,000

Royal Bank of Canada, agreement dated 02/28/2019, maturing value of $700,049,583 (collateralized by U.S. Treasury obligations valued at $714,000,098; 2.50% - 2.75%; 03/31/2023 - 08/31/2023)	2.55%	03/01/2019	700,049,583	700,000,000

Royal Bank of Canada, joint term agreement dated 01/23/2019, aggregate maturing value of $503,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0.75% - 3.13%; 02/28/2022 - 11/15/2045)(e)	2.47%	04/23/2019	140,864,500	140,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	332,037,750	330,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	201,230,000	200,000,000

Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by a U.S. Treasury obligation valued at $255,447,310; 1.25%; 10/31/2021)	2.58%	03/01/2019	250,017,917	250,000,000

Wells Fargo Securities, LLC, agreement dated 02/28/2019, maturing value of $765,054,613 (collateralized by U.S. Treasury obligations valued at $780,300,000; 0% - 8.13%; 03/15/2019 - 02/15/2048)	2.57%	03/01/2019	765,054,613	765,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	55,003,957	55,000,000

Total Repurchase Agreements (Cost $8,750,343,742)				8,750,343,742

TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $22,895,760,369)				22,895,760,369

OTHER ASSETS LESS LIABILITIES-(3.26)%				(723,185,084)

NET ASSETS-100.00%				$22,172,575,285

Investment Abbreviations:

Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
Sec.	-Secured
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Invesco Government & Agency Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	38.6%

8-30	0.0

31-60	14.2

61-90	11.5

91-180	20.3

181+	15.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-109.46%

U.S. Treasury Bills-90.06%(a)

U.S. Treasury Bills	2.46%	03/01/2019	$38,100	$ 38,100,000

U.S. Treasury Bills	2.39%	03/05/2019	91,882	91,857,625

U.S. Treasury Bills	2.39%	03/12/2019	75,000	74,945,229

U.S. Treasury Bills	2.37%-2.39%	03/14/2019	40,935	40,899,899

U.S. Treasury Bills	2.39%	03/21/2019	50,000	49,933,735

U.S. Treasury Bills	2.38%-2.39%	03/26/2019	30,000	29,950,312

U.S. Treasury Bills	2.43%	03/28/2019	25,000	24,954,719

U.S. Treasury Bills	2.45%	04/02/2019	50,000	49,906,278

U.S. Treasury Bills	2.40%-2.42%	04/11/2019	61,200	61,032,074

U.S. Treasury Bills	2.41%	04/16/2019	65,000	64,800,667

U.S. Treasury Bills	2.42%	04/18/2019	60,000	59,807,600

U.S. Treasury Bills	2.41%	04/23/2019	20,000	19,929,333

U.S. Treasury Bills	2.40%	04/25/2019	20,000	19,926,972

U.S. Treasury Bills	2.21%	04/30/2019	50,000	49,812,556

U.S. Treasury Bills	2.41%	05/16/2019	60,000	59,696,000

U.S. Treasury Bills	2.41%	05/23/2019	30,000	29,834,346

U.S. Treasury Bills	2.42%	05/30/2019	20,000	19,879,750

U.S. Treasury Bills	2.51%	06/13/2019	25,000	24,820,889

U.S. Treasury Bills	2.52%	06/20/2019	25,000	24,808,448

U.S. Treasury Bills	2.51%	06/27/2019	50,000	49,593,556

U.S. Treasury Bills	2.49%	07/18/2019	35,000	34,667,558

U.S. Treasury Bills	2.47%-2.48%	07/25/2019	18,800	18,613,340

U.S. Treasury Bills	2.48%	08/01/2019	10,000	9,895,875

U.S. Treasury Bills	2.49%	08/22/2019	13,000	12,845,744

U.S. Treasury Bills	2.49%	08/29/2019	10,000	9,876,568

				970,389,073

U.S. Treasury Notes-19.40%(b)

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)	2.47%	04/30/2019	93,000	93,006,657

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.43%	04/30/2020	35,000	35,000,801

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.44%	07/31/2020	29,000	28,999,195

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	2.44%	10/31/2020	35,000	34,998,111

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.51%	01/31/2021	17,000	16,989,578

				208,994,342

TOTAL INVESTMENTS IN SECURITIES-109.46% (Cost $1,179,383,415)				1,179,383,415

OTHER ASSETS LESS LIABILITIES-(9.46)%				(101,926,860)

NET ASSETS-100.00%				$1,077,456,555

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	11.0%

8-30	18.7

31-60	23.4

61-90	19.7

91-180	16.5

181+	10.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-100.27%

Alabama-3.22%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$7,405	$ 7,405,000

Arizona-2.15%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	600	600,000

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	1,745	1,745,000

Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	2,595	2,595,000

				4,940,000

California-2.42%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street B&T Co.)(b)(c)	1.50%	03/12/2019	2,870	2,870,000

Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(b)(c)	1.58%	03/12/2019	2,700	2,700,000

				5,570,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	823	823,000

Delaware-1.51%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	09/01/2036	3,015	3,015,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	450	450,000

				3,465,000

District of Columbia-1.87%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	270	270,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	4,040	4,040,000

				4,310,000

Florida-8.18%

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	06/01/2048	910	910,000

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	6,920	6,920,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	2,080	2,080,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	1,965	1,965,000

Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	3,945	3,945,000

Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,000	3,000,000

				18,820,000

Georgia-8.86%

Atlanta (City of), Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia-(continued)

Georgia (State of) Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	$3,690	$ 3,690,000

Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,875	2,875,000

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.43%	08/01/2038	1,400	1,400,000

Houston (City of); Series 2018 E-2, Commercial Paper Notes	1.81%	03/05/2019	3,000	3,000,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,700	3,700,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	800	800,000

				20,385,000

Illinois-2.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	4,935	4,935,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	250	250,000

				5,735,000

Indiana-7.19%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	4,575	4,575,000

Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	6,885	6,885,000

Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	3,082	3,081,500

Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,000	2,000,000

				16,541,500

Louisiana-1.05%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	1,490	1,490,000

St. James (Parish of) (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	12/01/2040	930	930,000

				2,420,000

Maryland-3.00%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital);
Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	2,700	2,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	300	300,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-Td Bank N.A.)(b)(c)	1.55%	07/01/2041	1,900	1,900,000

Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	2,000	2,000,000

				6,900,000

Massachusetts-0.66%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	10/01/2038	1,525	1,525,000

Michigan-2.58%

Kent (County of), Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.46%	01/15/2026	385	385,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan-(continued)

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,300	$ 1,300,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	4,240	4,240,000

				5,925,000

Minnesota-4.77%

Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(b)	1.51%	10/15/2033	1,175	1,175,000

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	1,860	1,860,000

Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	6,130	6,130,000

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (LOC-Freddie Mac)(b)(c)	1.75%	10/01/2033	1,805	1,805,000

				10,970,000

Mississippi-2.43%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	585	585,000

Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	5,000	5,000,000

				5,585,000

Missouri-4.70%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	485	485,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	1,160	1,160,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.45%	02/01/2031	2,376	2,376,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(b)(c)	1.55%	12/01/2019	295	295,000

St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center);
Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	6,500	6,500,000

				10,816,000

New York-9.79%

New York (City of);
Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,900	3,900,000

Subseries 2010 G-4, VRD Unlimited Tax GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	2,935	2,935,000

New York (City of) Municipal Water Finance Authority; Subseries 2012 A-1, VRD Water & Sewer System RB(b)	1.55%	06/15/2044	5,885	5,885,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	2,000	2,000,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(b)(c)	1.50%	05/01/2050	1,000	1,000,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.45%	11/01/2049	4,800	4,800,000

Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,000	2,000,000

				22,520,000

North Carolina-2.28%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	500	500,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina-(continued)

Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	05/01/2036	$2,200	$ 2,200,000

				5,250,000

Ohio-3.09%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	6,900	6,900,000

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	200	200,000

				7,100,000

Pennsylvania-2.75%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	2,515	2,515,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	03/01/2030	2,795	2,795,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	07/01/2027	1,010	1,010,000

				6,320,000

Texas-11.17%

Aledo Independent School District; Series 2006A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	8,410	8,410,000

Harris (County of); Series 2019 C, GO Commercial Paper Notes	1.52%	03/07/2019	1,150	1,150,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	635	635,000

Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,100	1,100,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	2,532	2,532,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	2,600	2,600,000

Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,750	3,750,000

University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	5,525	5,525,000

				25,702,000

Utah-4.54%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	5,050	5,050,000

Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(b)	1.42%	05/15/2036	4,900	4,900,000

Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	500	500,000

				10,450,000

Virginia-3.20%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	2,855	2,855,000

University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	2,200	2,200,000

Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	2,300	2,300,000

				7,355,000

Washington-2.45%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	550	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington-(continued)

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	$5,085	$ 5,085,000

				5,635,000

West Virginia-1.77%

Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.44%	07/01/2039	1,045	1,045,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	3,030	3,030,000

				4,075,000

Wisconsin-1.79%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	4,120	4,120,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-100.27% (Cost $230,662,500)				230,662,500

OTHER ASSETS LESS LIABILITIES-(0.27)%				(611,017)

NET ASSETS-100.00%				$230,051,483

Investment Abbreviations:

BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
Sr.	- Senior
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.4%; other countries less than 5% each: 12.1%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Federal Home Loan Bank	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	96.3%

8-30	0.0

31-60	1.6

61-90	2.1

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$1,672,321,464	$393,675,490	$14,573,594,368	$14,145,416,627	$1,179,383,415	$230,662,500

Repurchase agreements, at value and cost	592,505,430	156,407,015	6,930,621,619	8,750,343,742	-	-

Receivable for:
Investments sold	-	-	49,820,717	-	-	15,000

Interest	2,155,114	238,938	8,514,722	13,630,831	415,211	310,502

Investment for trustee deferred compensation and retirement plans	3,566,708	985,092	2,118,043	965,321	112,023	346,774

Other assets	42,333	172,771	132,570	106,014	30,181	49,243

Total assets	2,270,591,049	551,479,306	21,564,802,039	22,910,462,535	1,179,940,830	231,384,019

Liabilities:

Payable for:
Investments purchased	-	4,981,944	647,563,222	697,375,778	99,718,833	-

Amount due custodian	-	-	49,821,197	493,875	227,726	635,879

Dividends	4,017,639	976,841	37,911,436	36,277,826	2,256,876	214,353

Accrued fees to affiliates	88,825	23,110	2,139,524	1,287,625	77,815	27,837

Accrued trustees’ and officers’ fees and benefits	6,969	3,904	49,392	46,051	5,566	3,312

Accrued operating expenses	72,466	50,244	907,269	1,244,976	71,409	70,136

Trustee deferred compensation and retirement plans	3,966,134	1,084,839	2,441,081	1,161,119	126,050	381,019

Total liabilities	8,152,033	7,120,882	740,833,121	737,887,250	102,484,275	1,332,536

Net assets applicable to shares outstanding	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net assets consist of:

Shares of beneficial interest	$2,261,957,190	$543,593,935	$20,822,797,825	$22,172,651,906	$1,077,505,656	$230,205,603

Distributable earnings	481,826	764,489	1,171,093	(76,621)	(49,101)	(154,120)

	$2,262,439,016	$544,358,424	$20,823,968,918	$22,172,575,285	$1,077,456,555	$230,051,483

Net Assets:

Institutional Class	$2,233,541,390	$541,523,123	$18,487,997,041	$20,784,034,360	$1,030,609,368	$134,213,442

Private Investment Class	$5,284,332	$1,312,548	$547,697,575	$418,347,262	$5,642,552	$25,775,848

Personal Investment Class	$11,243	$488,163	$190,759,007	$12,720,131	$167,090	$10,074

Cash Management Class	$21,321,177	$620,691	$351,820,743	$375,736,818	$1,393,829	$30,879,386

Reserve Class	$401,145	$271,336	$202,266,155	$290,258,341	$39,429,800	$16,149,541

Resource Class	$953,670	$121,951	$708,053,389	$225,052,377	$203,613	$23,013,068

Corporate Class	$926,059	$20,612	$335,375,008	$66,425,996	$10,303	$10,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,232,858,622	541,528,479	18,486,292,215	20,783,999,986	1,030,601,822	134,198,517

Private Investment Class	5,282,734	1,312,569	547,647,064	418,346,569	5,642,518	25,772,981

Personal Investment Class	11,240	488,174	190,741,413	12,720,111	167,089	10,073

Cash Management Class	21,314,452	620,700	351,788,294	375,736,197	1,393,820	30,875,951

Reserve Class	401,024	271,340	202,247,502	290,257,861	39,429,566	16,147,745

Resource Class	953,382	121,953	707,988,089	225,052,005	203,611	23,010,508

Corporate Class	925,778	20,612	335,344,078	66,425,886	10,303	10,123

Net asset value, offering and redemption price per share for each class	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,264,499,321	$550,089,511	$21,504,215,987	$22,895,760,369	$1,179,383,415	$230,662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$26,660,163	$6,337,021	$259,809,054	$255,506,029	$15,289,793	$1,627,627

Expenses:

Advisory fees	1,586,489	393,699	16,799,546	11,084,434	853,530	206,010

Administrative services fees	522,938	142,553	4,302,757	4,250,590	338,477	52,938

Custodian fees	11,508	4,896	342,263	1,102,710	18,314	2,493

Distribution fees:
Private Investment Class	8,067	2,006	756,279	641,285	6,958	33,608

Personal Investment Class	31	1,566	427,197	34,073	805	27

Cash Management Class	4,129	281	168,192	147,397	942	12,754

Reserve Class	1,765	1,167	961,516	1,295,190	162,907	62,573

Resource Class	975	104	469,235	196,505	148	3,267

Corporate Class	227	3	56,411	18,456	2	2

Transfer agent fees	97,717	23,622	1,007,973	997,599	61,209	9,426

Trustees’ and officers’ fees and benefits	26,122	13,210	182,216	180,909	19,151	10,685

Registration and filing fees	46,560	50,560	98,757	116,357	47,074	52,627

Reports to shareholders	5,528	5,650	34,468	71,000	6,155	4,539

Professional services fees	39,604	26,654	109,716	283,884	33,603	24,764

Other	36,617	24,919	164,815	534,216	37,249	19,762

Total expenses	2,388,277	690,890	25,881,341	20,954,605	1,586,524	495,475

Less: Fees waived	(469,293)	(213,324)	(2,883,082)	-	(213,136)	(177,428)

Net expenses	1,918,984	477,566	22,998,259	20,954,605	1,373,388	318,047

Net investment income	24,741,179	5,859,455	236,810,795	234,551,424	13,916,405	1,309,580

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	12,356	723	692,772	(92,328)	6,954	-

Change in net unrealized appreciation (depreciation) of investment securities	(313,895)	(62,106)	-	-	-	-

Net realized and unrealized gain (loss)	(301,539)	(61,383)	692,772	(92,328)	6,954	-

Net increase in net assets resulting from operations	$24,439,640	$5,798,072	$237,503,567	$234,459,096	$13,923,359	$1,309,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018

Operations:
Net investment income	$24,741,179	$34,753,060	$5,859,455	$6,737,661

Net realized gain	12,356	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(313,895)	610,550	(62,106)	45,561

Net increase in net assets resulting from operations	24,439,640	35,379,784	5,798,072	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(24,534,765)	(34,416,266)	(5,830,955)	(6,691,735)

Private Investment Class	(54,958)	(82,653)	(12,858)	(20,355)

Personal Investment Class	(99)	(116)	(4,752)	(5,967)

Cash Management Class	(120,460)	(120,608)	(7,506)	(13,942)

Reserve Class	(3,000)	(4,925)	(1,827)	(2,844)

Resource Class	(10,475)	(15,304)	(1,333)	(2,517)

Corporate Class	(17,422)	(113,188)	(224)	(301)

Total distributions from distributable earnings	(24,741,179)	(34,753,060)	(5,859,455)	(6,737,661)

Share transactions-net:
Institutional Class	(109,609,040)	2,046,652,052	16,792,271	100,814,065

Private Investment Class	(577,514)	(1,120,462)	(276,848)	(255,402)

Personal Investment Class	10	10	(127,954)	5,508

Cash Management Class	15,138,839	(1,557,953)	(158,291)	(369,075)

Reserve Class	(17,118)	(526,153)	1,751	(231,056)

Resource Class	(41,739)	(331,634)	(63,953)	2,359

Corporate Class	(999,798)	(7,555,486)	218	285

Net increase (decrease) in net assets resulting from share transactions	(96,106,360)	2,035,560,374	16,167,194	99,966,684

Net increase (decrease) in net assets	(96,407,899)	2,036,187,098	16,105,811	100,013,803

Net assets:
Beginning of period	2,358,846,915	322,659,817	528,252,613	428,238,810

End of period	$2,262,439,016	$2,358,846,915	$544,358,424	$528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018

Operations:
Net investment income	$236,810,795	$343,381,843	$234,551,424	$358,626,619

Net realized gain (loss)	692,772	299,297	(92,328)	338,020

Net increase in net assets resulting from operations	237,503,567	343,681,140	234,459,096	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(215,352,750)	(316,976,537)	(221,064,799)	(343,597,288)

Private Investment Class	(4,645,350)	(5,753,138)	(3,934,618)	(4,396,499)

Personal Investment Class	(1,255,410)	(1,091,648)	(98,502)	(87,553)

Cash Management Class	(4,324,081)	(5,455,079)	(3,812,674)	(3,514,488)

Reserve Class	(1,406,919)	(1,727,217)	(1,927,609)	(1,593,154)

Resource Class	(5,864,013)	(6,151,737)	(2,427,330)	(3,257,378)

Corporate Class	(3,962,272)	(6,226,487)	(1,285,892)	(2,180,259)

Total distributions from distributable earnings	(236,810,795)	(343,381,843)	(234,551,424)	(358,626,619)

Share transactions-net:
Institutional Class	(1,744,520,588)	(2,572,323,178)	(1,545,847,685)	(5,361,767,419)

Private Investment Class	29,945,998	(57,087,888)	(7,399,493)	(84,746,276)

Personal Investment Class	72,871,813	(22,360,529)	4,399,545	(12,808,614)

Cash Management Class	(94,939,185)	(32,654,595)	42,388,472	164,319,452

Reserve Class	(26,260,254)	(22,210,837)	80,629,705	38,672,367

Resource Class	182,598,030	48,590,008	(7,240,187)	(109,853,171)

Corporate Class	(131,996,469)	(140,464,356)	(79,850,183)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,712,300,655)	(2,798,511,375)	(1,512,919,826)	(5,544,345,781)

Net increase (decrease) in net assets	(1,711,607,883)	(2,798,212,078)	(1,513,012,154)	(5,544,007,761)

Net assets:
Beginning of period	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of period	$20,823,968,918	$22,535,576,801	$22,172,575,285	$23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28,	August 31,	February 28,	August 31,
	2019	2018	2019	2018

Operations:
Net investment income	$13,916,405	$17,884,636	$1,309,580	$1,799,189

Net realized gain (loss)	6,954	28,696	-	(4,370)

Net increase in net assets resulting from operations	13,923,359	17,913,332	1,309,580	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(13,605,626)	(17,548,675)	(887,116)	(1,178,614)

Private Investment Class	(50,875)	(32,722)	(151,113)	(257,237)

Personal Investment Class	(2,245)	(1,848)	(41)	(2,800)

Cash Management Class	(23,447)	(30,650)	(207,672)	(244,208)

Reserve Class	(232,236)	(269,491)	(37,926)	(64,811)

Resource Class	(1,870)	(1,118)	(25,630)	(51,452)

Corporate Class	(106)	(132)	(82)	(67)

Total distributions from distributable earnings	(13,916,405)	(17,884,636)	(1,309,580)	(1,799,189)

Share transactions-net:
Institutional Class	(249,733,796)	(26,061,641)	6,552,286	16,846,975

Private Investment Class	(441,684)	2,860,154	(2,284,380)	709,862

Personal Investment Class	(227,723)	346,971	40	(1,995,739)

Cash Management Class	(1,771,470)	1,547,656	(1,005,085)	4,269,240

Reserve Class	6,033,374	(2,229,222)	1,998,738	492,985

Resource Class	108,352	1,077	20,511,389	(3,499,087)

Corporate Class	102	124	66	10,056

Net increase (decrease) in net assets resulting from share transactions	(246,032,845)	(23,534,881)	25,773,054	16,834,292

Net increase (decrease) in net assets	(246,025,891)	(23,506,185)	25,773,054	16,829,922

Net assets:
Beginning of period	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of period	$1,077,456,555	$1,323,482,446	$230,051,483	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34                             Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

35                             Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

36                             Short-Term Investments Trust

(2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense	Yield
	Limitation	Waivers

Invesco Liquid Assets Portfolio	$ 469,293	$-

Invesco STIC Prime Portfolio	213,324	-

Invesco Treasury Portfolio	2,883,082	-

Invesco Government & Agency Portfolio	-	-

Invesco Treasury Obligations Portfolio	213,136	-

Invesco Tax-Free Cash Reserve Portfolio	176,209	-

Voluntary fee waivers for the six months ended February 28, 2019 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,219	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

 Prices are determined using other significant observable inputs. Observable inputs are inputs that other  market participants may use in pricing a security. These may include quoted prices for similar securities,  interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates,  volatilities and others.

37                             Short-Term Investments Trust

Level 3 –

 Prices are determined using significant unobservable inputs. In situations where quoted prices or observable  inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the  period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about  the factors market participants would use in determining fair value of the securities or instruments and would  be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco STIC Prime Portfolio	$ -	$ 600,237	$-

Invesco Tax-Free Cash Reserve Portfolio	101,283,916	104,025,817	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term	Not Subject to
Fund	2019	Expiration	Total*

Invesco Government & Agency Portfolio	$-	$191,635	$191,635

Invesco Treasury Obligations Portfolio	-	41,811	41,811

Invesco Tax-Free Cash Reserve Portfolio	30,074	19,092	49,166

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38                             Short-Term Investments Trust

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Treasury Portfolio	$21,504,222,664	$-	$(6,677)	$(6,677)

Invesco Government & Agency Portfolio	22,895,762,013	-	(1,644)	(1,644)

Invesco Treasury Obligations Portfolio	1,179,385,115	-	(1,700)	(1,700)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

39                             Short-Term Investments Trust

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	5,012,901,470	$5,014,022,749	11,428,619,333	$11,430,459,074

Private Investment Class	285,948	286,011	296,154	296,213

Cash Management Class	94,822,798	94,842,464	76,229,664	76,244,103

Reserve Class	4,378	4,376	29,385	29,391

Resource Class	4,732	4,733	185	185

Corporate Class	395,953	396,011	32,928,336	32,934,007

Issued as reinvestment of dividends:

Institutional Class	5,064,842	5,065,591	3,254,561	3,255,227

Private Investment Class	43,620	43,626	65,917	65,928

Personal Investment Class	10	10	10	10

Cash Management Class	57,949	57,958	78,582	78,596

Reserve Class	2,907	2,908	4,871	4,872

Resource Class	10,347	10,348	14,741	14,744

Corporate Class	17,419	17,422	108,271	108,285

Reacquired:

Institutional Class	(5,127,594,406)	(5,128,697,380)	(9,385,489,530)	(9,387,062,249)

Private Investment Class	(906,953)	(907,151)	(1,482,383)	(1,482,603)

Cash Management Class	(79,744,302)	(79,761,583)	(77,866,227)	(77,880,652)

Reserve Class	(24,396)	(24,402)	(560,376)	(560,416)

Resource Class	(56,813)	(56,820)	(346,497)	(346,563)

Corporate Class	(1,412,869)	(1,413,231)	(40,592,273)	(40,597,778)

Net increase (decrease) in share activity	(96,127,366)	$(96,106,360)	2,035,292,724	$2,035,560,374

(a)	73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	616,911,751	$616,912,208	1,391,467,414	$1,391,466,950

Private Investment Class	17,493	17,493	841,532	841,537

Personal Investment Class	10	10	-	-

Cash Management Class	32,539	32,539	408,572	408,575

Reserve Class	342	342	5	5

Issued as reinvestment of dividends:

Institutional Class	3,613,977	3,613,977	3,411,844	3,411,791

Private Investment Class	12,251	12,251	19,003	19,002

Personal Investment Class	4,752	4,752	5,534	5,535

Cash Management Class	4,904	4,904	9,091	9,090

Reserve Class	1,747	1,747	2,835	2,835

Resource Class	1,295	1,295	2,358	2,359

Corporate Class	218	218	286	285

Reacquired:

Institutional Class	(603,733,007)	(603,733,914)	(1,294,068,817)	(1,294,064,676)

Private Investment Class	(306,592)	(306,592)	(1,115,941)	(1,115,941)

Personal Investment Class	(132,716)	(132,716)	(27)	(27)

Cash Management Class	(195,734)	(195,734)	(786,748)	(786,740)

Reserve Class	(338)	(338)	(233,896)	(233,896)

Resource Class	(65,248)	(65,248)	-	-

Net increase in share activity	16,167,644	$16,167,194	99,963,045	$99,966,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	96,355,326,640	$96,355,326,640	191,918,070,818	$191,918,070,818

Private Investment Class	588,042,253	588,042,253	1,373,550,349	1,373,550,349

Personal Investment Class	639,356,569	639,356,569	1,029,056,714	1,029,056,714

Cash Management Class	1,418,168,818	1,418,168,818	3,628,925,469	3,628,925,469

Reserve Class	476,369,566	476,369,566	716,399,473	716,399,473

Resource Class	531,649,398	531,649,398	778,758,603	778,758,603

Corporate Class	3,144,131,976	3,144,131,976	6,094,873,392	6,094,873,392

Issued as reinvestment of dividends:

Institutional Class	56,593,898	56,593,898	71,641,952	71,641,952

Private Investment Class	1,252,998	1,252,998	1,001,889	1,001,889

Personal Investment Class	1,094,189	1,094,189	1,002,329	1,002,329

Cash Management Class	4,157,507	4,157,507	4,359,519	4,359,519

Reserve Class	1,267,531	1,267,531	1,547,178	1,547,178

Resource Class	1,144,936	1,144,936	1,262,800	1,262,800

Corporate Class	3,253,627	3,253,627	4,316,947	4,316,947

Reacquired:

Institutional Class	(98,156,441,126)	(98,156,441,126)	(194,562,035,948)	(194,562,035,948)

Private Investment Class	(559,349,253)	(559,349,253)	(1,431,640,126)	(1,431,640,126)

Personal Investment Class	(567,578,945)	(567,578,945)	(1,052,419,572)	(1,052,419,572)

Cash Management Class	(1,517,265,510)	(1,517,265,510)	(3,665,939,583)	(3,665,939,583)

Reserve Class	(503,897,351)	(503,897,351)	(740,157,488)	(740,157,488)

Resource Class	(350,196,304)	(350,196,304)	(731,431,395)	(731,431,395)

Corporate Class	(3,279,382,072)	(3,279,382,072)	(6,239,654,695)	(6,239,654,695)

Net increase (decrease) in share activity	(1,712,300,655)	$(1,712,300,655)	(2,798,511,375)	$(2,798,511,375)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	91,001,016,296	$91,001,016,296	247,813,982,127	$247,813,982,127

Private Investment Class	846,349,780	846,349,780	1,691,041,762	1,691,041,762

Personal Investment Class	24,562,853	24,562,853	22,767,729	22,767,729

Cash Management Class	637,601,536	637,601,536	1,160,198,493	1,160,198,493

Reserve Class	556,332,185	556,332,185	912,998,598	912,998,598

Resource Class	1,418,025,195	1,418,025,195	2,889,383,856	2,889,383,856

Corporate Class	311,762,653	311,762,653	1,680,502,506	1,680,502,506

Issued as reinvestment of dividends:

Institutional Class	57,422,934	57,422,934	72,936,103	72,936,103

Private Investment Class	1,664,693	1,664,693	1,388,818	1,388,818

Personal Investment Class	69,287	69,287	49,917	49,917

Cash Management Class	2,519,471	2,519,471	2,379,887	2,379,887

Reserve Class	1,666,823	1,666,823	1,398,425	1,398,425

Resource Class	1,586,992	1,586,992	2,270,177	2,270,177

Corporate Class	330,695	330,695	346,270	346,270

Reacquired:

Institutional Class	(92,604,286,915)	(92,604,286,915)	(253,248,685,649)	(253,248,685,649)

Private Investment Class	(855,413,966)	(855,413,966)	(1,777,176,856)	(1,777,176,856)

Personal Investment Class	(20,232,595)	(20,232,595)	(35,626,260)	(35,626,260)

Cash Management Class	(597,732,535)	(597,732,535)	(998,258,928)	(998,258,928)

Reserve Class	(477,369,303)	(477,369,303)	(875,724,656)	(875,724,656)

Resource Class	(1,426,852,374)	(1,426,852,374)	(3,001,507,204)	(3,001,507,204)

Corporate Class	(391,943,531)	(391,943,531)	(1,859,010,896)	(1,859,010,896)

Net increase (decrease) in share activity	(1,512,919,826)	$(1,512,919,826)	(5,544,345,781)	$(5,544,345,781)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

            In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	524,338,990	$524,338,990	1,111,333,157	$1,111,333,157

Private Investment Class	5,775,279	5,775,279	6,402,656	6,402,656

Personal Investment Class	1,069,050	1,069,050	2,424,596	2,424,596

Cash Management Class	2,699	2,699	3,404,184	3,404,184

Reserve Class	62,710,380	62,710,380	165,401,910	165,401,910

Resource Class	2,072,484	2,072,484	1,077	1,077

Issued as reinvestment of dividends:

Institutional Class	805,937	805,937	871,181	871,181

Private Investment Class	50,875	50,875	25,972	25,972

Personal Investment Class	1,718	1,718	657	657

Cash Management Class	23,447	23,447	26,644	26,644

Reserve Class	207,308	207,308	236,440	236,440

Resource Class	159	159	-	-

Corporate Class	102	102	124	124

Reacquired:

Institutional Class	(774,878,723)	(774,878,723)	(1,138,265,979)	(1,138,265,979)

Private Investment Class	(6,267,838)	(6,267,838)	(3,568,474)	(3,568,474)

Personal Investment Class	(1,298,491)	(1,298,491)	(2,078,282)	(2,078,282)

Cash Management Class	(1,797,616)	(1,797,616)	(1,883,172)	(1,883,172)

Reserve Class	(56,884,314)	(56,884,314)	(167,867,572)	(167,867,572)

Resource Class	(1,964,291)	(1,964,291)	-	-

Net increase (decrease) in share activity	(246,032,845)	$(246,032,845)	(23,534,881)	$(23,534,881)

(a)	81% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	80,298,113	$80,298,113	145,257,757	$145,257,757

Private Investment Class	26,855,314	26,855,314	69,282,391	69,282,391

Personal Investment Class	-	-	10,389	10,389

Cash Management Class	44,778,877	44,778,877	18,777,674	18,777,674

Reserve Class	31,036,730	31,036,730	76,263,241	76,263,241

Resource Class	30,546,844	30,546,844	5,290,233	5,290,233

Corporate Class	110,000	110,000	10,000	10,000

Issued as reinvestment of dividends:

Institutional Class	430,894	430,894	530,228	530,228

Private Investment Class	137,826	137,826	222,751	222,751

Personal Investment Class	40	40	2,800	2,800

Cash Management Class	154,803	154,803	190,958	190,958

Reserve Class	35,434	35,434	59,800	59,800

Resource Class	16,035	16,035	48,820	48,820

Corporate Class	66	66	56	56

Reacquired:

Institutional Class	(74,176,721)	(74,176,721)	(128,941,010)	(128,941,010)

Private Investment Class	(29,277,520)	(29,277,520)	(68,795,280)	(68,795,280)

Personal Investment Class	-	-	(2,008,928)	(2,008,928)

Cash Management Class	(45,938,765)	(45,938,765)	(14,699,392)	(14,699,392)

Reserve Class	(29,073,426)	(29,073,426)	(75,830,056)	(75,830,056)

Resource Class	(10,051,490)	(10,051,490)	(8,838,140)	(8,838,140)

Corporate Class	(110,000)	(110,000)	-	-

Net increase in share activity	25,773,054	$25,773,054	16,834,292	$16,834,292

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                             Short-Term Investments Trust

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/19	$1.0004	$0.0073	$(0.0001)	$0.0072	$(0.0073)	$ -	$(0.0073)	$1.0003	0.73%	$ 401	1.05%(c)	1.09%(c)	1.47%(c)
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	(0.0078)	1.0004	0.80	418	0.99	1.10	0.92
Year ended 08/31/17	1.00	0.0016	0.0015	0.0031	(0.0024)	(0.0005)	(0.0029)	1.0002	0.30	944	0.53	1.13	0.16
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	100,187	0.41	1.16	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	156,216	0.21	1.17	0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	180,015	0.19	1.17	0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/19	1.0001	0.0068	(0.0001)	0.0067	(0.0068)	-	(0.0068)	1.0000	0.68	271	1.05(c)	1.13(c)	1.36(c)
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	(0.0077)	1.0001	0.78	270	0.90	1.14	0.83
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	501	0.40	1.14	0.40
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	21,474	0.25	1.19	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	50,400	0.07	1.19	0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	15,631	0.06	1.19	0.08
Invesco Treasury Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.63	202,266	1.05(c)	1.08(c)	1.27(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.64	228,520	0.88	1.07	0.67
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	250,728	0.50	1.07	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	159,126	0.27	1.14	0.04
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	35,604	0.06	1.17	0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	187,372	0.04	1.17	0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.63	290,258	1.04(c)	1.04(c)	1.27(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.66	209,629	0.86	1.02	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	170,955	0.45	1.02	0.28
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	315,886	0.23	1.12	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	307,529	0.08	1.13	0.02
Year ended 08/31/14	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.02	311,117	0.06	1.13	0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.62	39,430	1.05(c)	1.08(c)	1.24(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.65	33,396	0.88	1.08	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	35,625	0.40	1.09	0.26
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	36,641	0.18	1.34	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	5,876	0.00	1.33	0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.04	704	0.02	1.29	0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/19	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.26	16,150	1.05(c)	1.24(c)	0.53(c)
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	14,151	0.77	1.25	0.44
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	13,658	0.43	1.24	0.33
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	21,535	0.15	1.29	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	21,775	0.03	1.31	0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	27,640	0.04	1.30	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $409, $270, $222,870, $300,213, $37,760 and $14,504 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/18)	(02/28/19)[1]	Period[2]	(02/28/19)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,007.30	$5.23	$1,019.59	$5.26	1.05%
Invesco STIC Prime Portfolio	1,000.00	1,006.80	5.22	1,019.59	5.26	1.05
Invesco Treasury Portfolio	1,000.00	1,006.30	5.22	1,019.59	5.26	1.05
Invesco Government & Agency Portfolio	1,000.00	1,006.30	5.17	1,019.64	5.21	1.04
Invesco Treasury Obligations Portfolio	1,000.00	1,006.20	5.22	1,019.59	5.26	1.05
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.60	5.21	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-7

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the

Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PWC advised the Registrant’s Audit Committee that PwC had identified one matter for consideration under the SEC’s auditor independence rules. PwC stated that a PwC Director held a financial interest in an investment company within the Invesco Fund Complex that was inconsistent with the requirements of Rule 2-01(c)(1)(i)(A) of Regulation S-X. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by this matter as they related to the audit of Registrant. In reaching this conclusion, PwC noted, among other things, the engagement team was not aware of the investment, the PwC Director was not in the chain of command of the audit or audit partners of Invesco, the services provided by the individual were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investment was not material to the net worth of the individual or his immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 15, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 15, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 9, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 9, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 9, 2019

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.